UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Guggenheim Funds Trust

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:     301-296-5100

Date of fiscal year end:     September 30

Date of reporting period:      December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Enhanced World Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 95.9%
iShares MSCI EAFE ETF	18,600	$1,247,316
SPDR S&P 500 ETF Trust[1]	6,600	1,218,822
Powershares QQQ Trust Series 1[1]	10,500	923,580
iShares China Large-Capital ETF	20,000	767,000
iShares MSCI Brazil Capped ETF	10,300	460,204
iShares MSCI Italy Capped ETF	20,200	314,918
iShares MSCI Taiwan ETF	21,800	314,356
SPDR S&P Homebuilders ETF[1]	4,700	156,510
iShares MSCI Mexico Capped ETF	2,300	156,400
Energy Select Sector SPDR Fund[1]	1,700	150,467
Market Vectors Russia ETF[1]	5,200	150,124
iShares MSCI Germany ETF	3,500	111,160
Total Exchange Traded Funds
(Cost $5,814,834)		5,970,857
SHORT TERM INVESTMENTS† - 1.6%
Dreyfus Treasury Prime Cash Management Fund	100,596	100,596
Total Short Term Investments
(Cost $100,596)		100,596
Total Investments - 97.5%
(Cost $5,915,430)		$6,071,453

	Contracts
OPTIONS WRITTEN† - (0.8)%
Call options on:
iShares MSCI Mexico Capped ETF Expiring January 2014 with strike price of $68.00	8	$(768)
Market Vectors Russia ETF Expiring January 2014 with strike price of $29.00	18	(810)
SPDR S&P Homebuilders ETF Expiring January 2014 with strike price of $33.00	16	(1,056)
Energy Select Sector SPDR Fund Expiring January 2014 with strike price of $87.00	6	(1,092)
iShares MSCI Brazil Capped ETF Expiring January 2014 with strike price of $45.00	36	(2,520)
iShares China Large-Cap ETF Expiring January 2014 with strike price of $39.00	70	(2,730)
iShares MSCI Germany ETF Expiring January 2014 with strike price of $31.00	35	(3,325)
iShares MSCI Taiwan ETF Expiring January 2014 with strike price of $14.00	76	(3,648)
SPDR S&P 500 ETF Trust Expiring January 2014 with strike price of $184.00	23	(5,267)
iShares MSCI Italy Capped ETF Expiring January 2014 with strike price of $15.00	71	(5,325)
Powershares QQQ Trust Series 1 Expiring January 2014 with strike price of $87.00	37	(6,142)
iShares MSCI EAFE ETF Expiring January 2014 with strike price of $65.00	65	(16,120)
Total Call options		(48,803)
Total Options Written
(Premiums received $20,638)		(48,803)
Other Assets & Liabilities, net - 3.3%		207,568
Total Net Assets - 100.0%		$6,230,218

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open call options written contracts at December 31, 2013.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
PREFERRED STOCKS† - 0.2%
Aspen Insurance Holdings Ltd.
5.95%[1,2]	96,000	$2,176,320
Total Preferred Stocks
(Cost $2,400,000)		2,176,320
SHORT TERM INVESTMENTS† - 11.9%
Federated U.S. Treasury Cash Reserve Fund	142,811,738	142,811,738
Total Short Term Investments
(Cost $142,811,738)		142,811,738

	Face Amount
SENIOR FLOATING RATE INTERESTS††,1 - 74.8%
Consumer Discretionary - 18.4%
Laureate Education, Inc.
5.00% due 06/16/18	$12,284,308	12,338,114
Sears Holdings Corp.
5.50% due 06/30/18	11,900,000	11,965,331
Smart & Final Stores LLC
4.75% due 11/15/19	10,824,189	10,797,129
Neiman Marcus Group, Inc.
5.00% due 10/25/20	10,250,000	10,368,183
Hudson's Bay Co.
4.75% due 11/04/20	10,000,000	10,153,800
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	9,269,027	9,316,577
Guitar Center, Inc.
6.25% due 04/09/17	9,517,964	9,268,118
Alexander Mann Solutions Ltd.
5.75% due 12/18/19	8,000,000	7,960,000
Hilton Worldwide Holdings, Inc.
3.75% due 10/26/20	7,894,737	7,953,947
Steinway Musical Instruments, Inc.
4.75% due 09/19/19	4,389,000	4,424,683
9.25% due 09/18/20	3,300,000	3,407,250
Lions Gate Entertainment Corp.
5.00% due 07/18/20	7,400,000	7,418,500
Go Daddy Operating Company LLC
4.00% due 12/16/18	6,203,318	6,204,621
IntraWest Holdings S.à r.l.
7.75% due 12/10/18	5,300,000	5,089,165
5.50% due 11/26/20	1,060,000	1,069,275
Darling International, Inc.
3.25% due 01/01/21	6,000,000	6,048,780
CHG Healthcare Services, Inc.
4.25% due 11/19/19	5,134,414	5,153,668
TI Automotive Ltd.
5.50% due 03/28/19	4,962,500	5,024,531
Pinnacle Entertainment, Inc.
3.75% due 08/13/20	4,276,006	4,290,972
Playa Resorts Holdings
4.75% due 08/09/19	4,189,500	4,226,158
Landry's, Inc.
4.00% due 04/24/18	4,138,192	4,165,338
California Pizza Kitchen, Inc.
5.25% due 03/29/18	4,214,384	4,112,523
Party City Holdings, Inc.
4.25% due 07/27/19	4,008,881	4,022,672
CPA Global
4.50% due 12/03/20	3,950,000	3,954,938
Digital Cinema
3.25% due 05/17/21	3,870,000	3,845,813
Warner Music Group
3.75% due 07/01/20	3,740,625	3,737,820
ValleyCrest Companies LLC
5.50% due 06/13/19	3,582,000	3,595,433
Ollies Bargain Outlet
5.26% due 09/28/19	3,373,961	3,390,830
Armored AutoGroup, Inc.
6.00% due 11/05/16	3,244,493	3,250,593
Capital Automotive LP
6.00% due 04/30/20	2,000,000	2,060,000
4.00% due 04/10/19	1,144,851	1,150,575
Centaur LLC
5.25% due 02/20/19	2,977,500	3,007,275
Fender Musical Instruments Corp.
5.75% due 04/03/19	2,856,000	2,897,069
Serta Simmons Holdings LLC
4.25% due 10/01/19	2,849,110	2,863,356
Arby's
5.00% due 11/15/20	2,843,571	2,856,026
Fleetpride Corp.
5.25% due 11/19/19	1,982,481	1,956,471
9.25% due 05/15/20	650,000	618,040
Boyd Gaming Corp.
4.00% due 08/14/20	2,453,850	2,457,678
Compucom Systems, Inc.
4.25% due 05/07/20	2,288,350	2,282,629
Applied Systems, Inc.
8.25% due 06/08/17	2,220,000	2,222,775
Hoyts Group Holdings LLC
4.00% due 05/30/20	2,087,006	2,094,833
NES Global Talent
6.50% due 10/02/19	2,000,000	1,990,000
Southern Graphics, Inc.
4.26% due 10/17/19	1,860,439	1,860,439
Totes Isotoner Corp.
7.25% due 07/07/17	1,804,172	1,807,564
7.26% due 07/07/17	40,911	40,988
Rite Aid Corp.
4.88% due 06/21/21	1,200,000	1,215,996
5.75% due 08/21/20	500,000	511,720
GCA Services Group, Inc.
4.29% due 11/01/19	1,399,774	1,401,523
9.25% due 11/01/20	200,000	202,376
AlixPartners, LLP
5.00% due 07/10/20	1,422,755	1,431,206
NAB Holdings LLC
7.00% due 04/24/18	925,000	929,625

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1 - 74.8% (continued)
Consumer Discretionary - 18.4% (continued)
Container Store, Inc.
4.25% due 04/06/19	$897,855	$898,977
Transtar Industries, Inc.
5.50% due 10/09/18	598,485	586,515
9.75% due 10/09/19	120,000	114,000
Equinox Fitness
4.50% due 01/31/20	496,250	500,592
Reynolds Group Holdings
4.00% due 12/01/18	495,000	499,207
Regent Seven Seas Cruises, Inc.
4.75% due 12/21/18	493,750	498,688
Sleepy's LLC
5.75% due 03/30/19	491,250	492,478
Jacobs Entertainment, Inc.
6.25% due 10/29/18	493,750	491,281
Navistar, Inc.
5.75% due 08/17/17	312,500	316,700
David's Bridal, Inc.
5.00% due 10/11/19	247,500	248,275
Keystone Automotive Operations, Inc.
7.00% due 08/15/19	199,500	199,999
Targus Group International, Inc.
12.00% due 05/24/16	233,643	192,171
CKX Entertainment, Inc.
9.00% due 06/21/17	145,875	131,288
Total Consumer Discretionary		219,583,097
Industrials - 15.8%
Crosby Worldwide
4.00% due 11/23/20	11,000,000	11,003,409
Travelport Holdings Ltd.
6.25% due 06/26/19	9,844,233	10,082,168
Sabre, Inc.
4.50% due 02/19/19	6,982,500	6,991,228
5.25% due 02/19/19	2,959,508	2,979,248
Minimax Viking
4.50% due 08/14/20	9,452,500	9,491,917
Brickman Group Holdings, Inc.
4.00% due 12/18/20	7,800,000	7,829,250
7.50% due 12/17/21	1,400,000	1,429,316
Rexnord LLC/ RBS Global, Inc.
4.00% due 08/21/20	8,379,000	8,396,428
Doncasters Group Ltd.
9.50% due 10/09/20	6,950,000	7,036,875
5.50% due 04/09/20	1,260,475	1,272,550
US Shipping Corp.
9.00% due 04/30/18	7,761,000	7,935,623
Mitchell International, Inc.
4.50% due 10/12/20	5,800,000	5,829,000
8.50% due 10/11/21	1,700,000	1,722,321
US Infrastructure Corp.
4.75% due 07/10/20	6,865,500	6,895,571
Thermasys Corp.
5.26% due 05/03/19	6,782,344	6,669,282
SIRVA Worldwide, Inc.
7.50% due 03/27/19	5,955,000	6,074,100
Tank & Rast
7.00% due 12/04/19	2,340,000	3,240,394
6.75% due 12/04/18	1,750,000	2,405,651
Berlin Packaging LLC
4.75% due 04/10/19	3,582,000	3,602,167
8.75% due 04/10/20	1,900,000	1,940,375
SRA International, Inc.
6.50% due 07/20/18	5,055,529	5,042,890
US Air, Inc.
4.00% due 05/23/19	4,850,000	4,877,888
Quikrete
4.00% due 09/28/20	4,588,500	4,604,835
Power Borrower, LLC
4.25% due 05/06/20	2,966,237	2,921,743
8.25% due 11/06/20	1,670,000	1,636,600
HD Supply, Inc.
4.50% due 10/12/17	4,442,381	4,478,053
NaNa Development Corp.
8.00% due 03/15/18	4,335,000	4,378,350
Ceva Group plc
5.25% due 08/31/16	2,432,221	2,368,375
5.24% due 08/31/16	888,595	865,269
2.62% due 08/31/16	728,032	708,922
Filtration Group Corp.
4.50% due 11/20/20	3,850,000	3,886,113
Sutherland Global Services, Inc.
7.25% due 03/06/19	3,850,000	3,840,375
syncreon
5.25% due 10/28/20	3,800,000	3,778,644
American Petroleum Tankers
4.75% due 10/02/19	3,180,139	3,180,139
Camp Systems International
4.75% due 05/31/19	1,900,000	1,915,827
8.25% due 11/30/19	1,150,000	1,171,563
Mast Global
8.25% due 09/12/19†††	2,750,000	2,722,500
Osmose Holdings, Inc.
4.75% due 11/26/18	2,626,408	2,631,871
Univision Communications, Inc.
4.00% due 03/01/20	2,511,025	2,520,441
Realogy Corp.
4.50% due 03/05/20	2,481,250	2,506,832
MRC Global, Inc.
5.00% due 11/08/19	2,423,925	2,454,224
Ranpak
4.50% due 04/25/19	2,010,174	2,025,251
Emerald Expositions
5.50% due 06/12/20	1,990,000	1,994,975
Berry Plastics Corp.
3.50% due 02/08/20	1,100,000	1,095,413
3.75% due 12/18/20	900,000	898,128

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1 - 74.8% (continued)
Industrials - 15.8% (continued)
ServiceMaster Co.
4.25% due 01/31/17	$1,762,385	$1,744,320
Helm Financial Corp.
6.25% due 06/01/17	1,153,098	1,147,332
CPM Acquisition Corp.
6.25% due 08/29/17	395,000	396,481
10.25% due 03/01/18	325,000	327,438
Advanced Disposal Services, Inc.
4.25% due 10/05/19	642,259	645,111
Panolam Industries International, Inc.
7.25% due 08/23/17	580,813	556,128
Evergreen Tank Solutions, Inc.
9.50% due 09/28/18	524,805	522,181
Dematic S.A.
5.25% due 12/28/19	495,000	497,168
Wireco Worldgroup, Inc.
6.00% due 02/15/17	493,750	496,836
Total Safety U.S., Inc.
5.75% due 03/13/20	198,500	198,748
9.25% due 09/13/20	99,750	100,249
Hamilton Sundstrand
4.00% due 12/13/19	259,370	259,640
Hunter Fan Co.
6.50% due 12/20/17	248,750	248,439
SI Organization
5.50% due 11/22/16	244,375	238,571
Wyle Services Corp.
5.00% due 03/26/17	212,725	212,725
Awas Aviation Holdings LLC
3.50% due 06/10/16	194,627	195,114
DynCorp International, Inc.
6.25% due 07/07/16	89,041	89,486
Total Industrials		189,208,061
Information Technology - 10.9%
Infor (US), Inc.
3.75% due 06/03/20	18,001,865	17,959,947
5.25% due 04/05/18	565,664	566,960
Greenway Medical Technolgies
6.00% due 11/04/20	10,000,000	9,950,000
Active Network, Inc., The
5.50% due 11/13/20	9,900,000	9,937,125
GlobalLogic Holdings, Inc.
6.25% due 06/03/19	9,750,000	9,725,625
LANDesk Group, Inc.
5.25% due 08/09/19	8,457,500	8,489,216
Activision Blizzard
3.25% due 10/12/20	7,481,250	7,524,192
Aspect Software, Inc.
7.00% due 05/07/16	7,506,554	7,520,666
ION Trading Technologies Ltd.
4.50% due 05/22/20	4,179,000	4,205,119
8.25% due 05/21/21	1,800,000	1,832,634
EIG Investors Corp.
5.00% due 11/09/19	5,422,911	5,446,663
Deltek, Inc.
5.00% due 10/10/18	5,129,978	5,142,803
P2 Energy Solutions
5.00% due 10/30/20	4,580,000	4,597,175
9.00% due 04/30/21	390,000	395,850
Applied Systems, Inc.
4.25% due 12/08/16	4,984,503	4,988,640
CDW LLC
3.25% due 04/30/20	4,962,508	4,942,112
IPC Systems, Inc.
7.75% due 07/31/17	4,122,091	4,128,940
Blue Coat Systems, Inc.
4.50% due 05/31/19	2,793,000	2,799,117
5.75% due 05/31/18	562,500	559,119
Paradigm Ltd
4.75% due 07/30/19	3,152,716	3,133,012
Verint Systems, Inc.
4.00% due 09/06/19	2,282,750	2,291,881
SRS Distribution, Inc.
4.75% due 08/28/19	2,284,759	2,286,656
Kronos, Inc.
4.50% due 10/30/19	1,888,985	1,904,343
Lantiq Deutschland GmbH
11.00% due 11/16/15	1,881,406	1,815,557
Paradigm, Ltd.
4.75% due 07/30/19	1,783,557	1,772,410
Attachmate Group, Inc., The
7.25% due 11/22/17	1,194,734	1,216,144
Hyland Software, Inc.
5.50% due 10/25/19	1,089,000	1,092,060
Eze Castle Software, Inc.
8.50% due 03/14/21	800,000	812,000
Wall Street Systems
5.75% due 10/25/19	643,500	646,319
9.25% due 10/25/20	150,000	151,125
American Builders & Contractors Supply Co., Inc.
3.50% due 04/16/20	698,250	699,025
SumTotal Systems
6.28% due 11/16/18	701,959	691,430
Sophos
6.50% due 05/10/19	556,525	556,525
Sophia, LP
4.50% due 07/19/18	383,139	384,936
Total Information Technology		130,165,326
Financials - 10.0%
HUB International Ltd.
4.75% due 10/02/20	13,765,500	13,920,361

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1 - 74.8% (continued)
Financials - 10.0% (continued)
Magic Newco, LLC
5.00% due 12/12/18	$9,928,264	$9,990,316
12.00% due 06/12/19	500,000	573,125
First Data Corp.
4.16% due 03/23/18	9,300,000	9,306,417
4.16% due 03/24/17	824,285	824,903
4.16% due 09/24/18	400,000	400,224
Digital Insight
4.75% due 10/16/19	6,150,000	6,150,000
8.75% due 08/01/20	3,000,000	3,060,000
National Financial Partners
5.25% due 07/01/20	8,567,500	8,646,064
Ceridian Corp.
4.41% due 05/09/17	6,038,240	6,055,207
American Stock Transfer & Trust
5.75% due 06/26/20	5,970,000	5,992,388
WTG Holdings
4.75% due 12/12/20	5,750,000	5,769,148
AmWINS Group, LLC
5.00% due 09/06/19	4,770,342	4,794,193
Wastequip, Inc.
5.50% due 08/09/19	4,440,188	4,462,388
Nuveen Investments, Inc.
4.17% due 05/13/17	4,000,000	3,980,840
6.50% due 02/28/19	400,000	395,200
First Advantage Corp.
6.25% due 02/28/19	2,985,000	2,979,418
10.50% due 08/28/19	1,300,000	1,287,000
Topaz Power Holdings LLC
5.25% due 02/26/20	3,960,000	3,950,100
Cetera Financial Group, Inc.
6.50% due 08/07/19	3,577,500	3,617,747
Knight/Getco
5.75% due 11/30/17	2,855,140	2,858,709
Intertrust Group
4.67% due 02/04/20	2,784,000	2,780,520
Fly Leasing Ltd.
4.50% due 08/08/19	2,693,750	2,709,913
Grosvenor Capital Management Holdings, LLLP
3.75% due 11/25/20	2,175,000	2,172,281
iStar Financial, Inc.
4.50% due 10/15/17	2,020,245	2,030,973
USI Holdings Corp.
4.25% due 12/27/19	1,985,000	1,991,828
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	1,635,733	1,633,688
9.25% due 06/10/20	194,886	193,425
Alliant Holdings I, LLC
4.25% due 12/20/19	1,450,000	1,453,625
Santander Asset Management
4.25% due 12/17/20	1,350,000	1,351,688
Cooper Gay Swett & Crawford
8.25% due 10/16/20	1,400,000	1,351,000
American Capital Ltd.
4.00% due 08/22/16	1,250,000	1,253,650
CNO Financial Group, Inc.
3.75% due 09/28/18	727,926	728,232
Ranpak
8.50% due 04/23/20	500,000	512,500
Ocwen Financial Corp.
5.00% due 02/15/18	496,250	501,585
Hamilton Lane Advisors LLC
5.25% due 02/28/18	215,727	216,266
Total Financials		119,894,922
Telecommunication Services - 6.1%
Cumulus Media, Inc.
4.25% due 12/18/20	11,000,000	11,055,001
Asurion Corp.
3.50% due 07/08/20	4,139,200	4,058,154
4.50% due 05/24/19	3,967,557	3,964,582
Avaya, Inc.
8.00% due 03/31/18	4,948,032	5,013,593
4.74% due 10/26/17	2,955,637	2,887,657
Alcatel-Lucent, Inc.
5.75% due 01/30/19	6,773,455	6,797,163
Light Tower Fiber LLC
4.50% due 04/13/20	4,975,000	4,992,114
Gogo LLC
11.25% due 06/21/17	4,395,513	4,747,153
Zayo Group LLC
4.00% due 07/02/19	4,702,163	4,703,244
Mitel Networks Corp.
7.00% due 02/27/19	3,401,767	3,401,767
Associated Partners, Inc.
6.67% due 12/21/15†††	3,250,000	3,258,125
Live Nation Worldwide, Inc.
3.50% due 08/14/20	2,992,500	3,001,238
Univision Communications, Inc.
4.50% due 03/01/20	2,714,488	2,727,155
Hemisphere Media Group, Inc.
6.25% due 07/30/20	2,587,000	2,596,701
EMI Music Publishing
4.25% due 06/29/18	2,367,010	2,373,424
Virgin Media Investment Holdings Ltd.
3.50% due 06/08/20	2,000,000	2,003,000
Mosaid Technologies
7.00% due 12/23/16	1,181,774	1,184,729
Syniverse Technologies, Inc.
4.00% due 04/23/19	1,163,426	1,167,300
Expert Global Solutions
8.50% due 04/03/18	684,854	685,710
7.40% due 04/02/17	258,333	256,538
Level 3 Communications, Inc.
4.00% due 08/01/19	750,000	753,435
Tribune Co.
4.00% due 11/20/20	590,000	586,313

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1 - 74.8% (continued)
Telecommunication Services - 6.1% (continued)
Clientlogic Corp.
7.00% due 01/30/17	$250,000	$250,938
Telx Group
5.25% due 09/25/17	244,407	245,426
Total Telecommunication Services		72,710,460
Consumer Staples - 4.3%
CTI Foods Holding Co. LLC
8.25% due 06/28/21	8,650,000	8,693,250
4.50% due 06/28/20	1,346,625	1,344,942
Performance Food Group
6.25% due 11/14/19	9,947,177	9,992,736
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	4,865,737	4,859,655
10.75% due 10/01/19	2,000,000	1,930,000
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	6,763,540	6,763,540
Grocery Outlet, Inc.
5.50% due 12/17/18	6,062,578	6,073,975
Hostess Brands
6.75% due 04/09/20	2,800,000	2,898,000
AdvancePierre Foods, Inc.
5.75% due 07/10/17	1,710,680	1,687,158
9.50% due 10/10/17	970,000	931,200
DS Waters of America, Inc.
5.25% due 08/30/20	2,500,000	2,534,375
Dole Food Company, Inc.
4.50% due 11/01/18	2,300,000	2,307,659
ARAMARK Corp.
4.00% due 09/09/19	1,220,000	1,227,113
Total Consumer Staples		51,243,603
Energy - 3.1%
Ocean Rig ASA
5.50% due 07/15/16	9,975,000	10,103,877
Rice Energy
8.50% due 10/25/18	6,555,226	6,669,943
Pacific Drilling
4.50% due 05/18/18	5,720,003	5,780,807
EquiPower Resources Holdings LLC
4.25% due 12/31/19	3,956,006	3,965,896
4.25% due 12/21/18	766,573	768,727
Panda Temple II Power
7.25% due 04/03/19	4,500,000	4,612,500
State Class Tankers
6.75% due 06/19/20	2,700,000	2,720,250
Varel International Energy Funding Corp.
9.25% due 07/17/17	970,000	984,550
Crestwood
7.00% due 06/19/19	741,014	760,006
Panda Sherman
9.00% due 09/14/18	600,000	615,000
EP Energy LLC
4.50% due 04/30/19	281,250	281,742
Sheridan Production Partners
5.00% due 10/01/19	246,875	247,287
Total Energy		37,510,585
Health Care - 2.6%
Akorn, Inc.
4.50% due 11/13/20	6,300,000	6,331,501
Valeant Pharmaceuticals International, Inc.
4.50% due 08/05/20	6,046,750	6,083,272
Merge Healthcare, Inc.
6.00% due 04/23/19	4,680,882	4,353,221
Learning Care Group (US), Inc.
6.00% due 05/08/19	4,237,822	4,253,714
Harvard Drug
5.00% due 08/16/20	3,320,163	3,343,006
DJO Finance LLC
4.75% due 09/15/17	2,574,000	2,598,144
Ceramtec GMBH
4.25% due 08/30/20	2,300,000	2,304,784
Catalent Pharma Solutions, Inc.
4.25% due 09/15/17	1,181,446	1,186,124
Healthport, Inc.
5.25% due 10/04/19	750,000	753,750
Patheon, Inc.
7.25% due 12/14/18	143,276	144,232
Total Health Care		31,351,748
Materials - 2.6%
Chromaflo Technologies
4.50% due 12/02/19	11,150,000	11,143,087
Oxbow Carbon
8.00% due 01/18/20	4,900,000	4,982,712
4.25% due 07/18/19	3,991,329	4,006,297
Royal Adhesives and Sealants
5.50% due 07/31/18	5,058,355	5,096,292
CPG International, Inc.
4.75% due 09/30/20	2,781,778	2,788,733
Ennis-Flint
6.25% due 03/30/18	1,274,752	1,281,126
Fortescue Metals Group Ltd.
4.25% due 06/30/19	997,500	1,009,660
Kloeckner Pentaplast S.A.
5.75% due 12/21/16	330,357	332,973
Total Materials		30,640,880
Utilities - 1.0%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	6,825,000	7,029,750
Linden Cogeneration Power
3.75% due 12/17/20	5,000,000	5,031,250
Total Utilities		12,061,000
Total Senior Floating Rate Interests
(Cost $885,680,529)		894,369,682

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 9.0%
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.52% due 08/15/56[1,3]	$11,293,957	$9,308,478
Cedar Woods CRE CDO Ltd.
0.43% due 07/25/51	9,233,298	7,502,978
GreenPoint Mortgage Funding Trust
2005-HE4 0.87% due 07/25/30[1]	6,800,000	6,052,598
RAIT CRE CDO I Ltd.
2006-1X, 0.50% due 11/20/46[1]	7,057,331	5,681,151
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41[4]	4,868,043	4,425,538
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.49% due 05/15/21[1,3]	4,100,000	3,860,560
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1 0.42% due 04/25/36[1]	4,300,000	3,668,154
N-Star REL CDO VIII Ltd.
2006-8A, 0.53% due 02/01/41[1,3]	2,500,000	1,947,250
2006-8A, 0.46% due 02/01/41[1,3]	1,802,979	1,643,415
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.95% due 09/20/23[1,3]	2,750,000	2,720,300
2013-1A, 5.70% due 09/20/23[1,3]	250,000	246,500
Lehman XS Trust 2007-9
2007-9, 0.28% due 06/25/37[1]	3,375,614	2,931,680
Jasper CLO Ltd.
2005-1A, 1.14% due 08/01/17[1,3]	3,000,000	2,790,699
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
0.30% due 07/25/37[1,3]	3,018,440	2,550,582
Highland Park CDO I Ltd.
2006-1A, 0.57% due 11/25/51[1,3]	2,682,614	2,330,655
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[1,3]	2,340,482	2,257,161
TCW Global Project Fund III Ltd.
2005-1A, 0.89% due 09/01/17[1,3]	1,750,000	1,645,700
2005-1A, 1.09% due 09/01/17[1,3]	500,000	439,300
MCF CLO LLC
3.79% due 04/20/23	1,500,000	1,468,500
0.00% due 01/20/24	500,000	460,050
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.44% due 11/25/52[1,3]	1,955,272	1,850,860
Acis CLO 2013-2 Ltd.
4.11% due 10/14/22[1,3]	1,800,000	1,719,000
HSI Asset Securitization Corporation Trust
2007-WF1 0.33% due 05/25/37[1]	1,795,138	1,648,942
Rockwall CDO II Ltd.
2007-1A, 0.49% due 08/01/24[1,3]	1,740,241	1,609,723
DIVCORE CLO Ltd. 2013-1A B
4.10% due 11/15/32	1,600,000	1,595,200
Northwoods Capital VII Ltd.
2006-7A, 3.74% due 10/22/21[1,3]	1,000,000	931,300
2006-7A, 1.79% due 10/22/21[1,3]	700,000	658,140
Home Equity Asset Trust 2006-3
2006-3, 0.47% due 07/25/36[1]	1,750,000	1,577,331
New Century Home Equity Loan Trust
2004-4 0.96% due 02/25/35[1]	1,634,625	1,481,970
GSAA Home Equity Trust 2007-7
0.43% due 07/25/37[1]	1,514,518	1,285,876
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.24% due 12/20/18[1,3]	1,288,000	1,217,289
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.85% due 01/10/38[1,3]	1,377,655	1,211,510
Grayson CLO Ltd.
2006-1A, 0.65% due 11/01/21[1,3]	1,200,000	1,086,960
Genesis Funding Ltd.
2006-1A, 0.41% due 12/19/32[1,3]	1,193,682	1,080,282
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd.
2007-1A, 2.54% due 08/07/21[1,3]	1,100,000	1,072,940
Aerco Ltd.
2000-2A, 0.63% due 07/15/25[1]	1,759,968	1,062,669
Cerberus Onshore II CLO LLC
2014-1A, 4.24% due 10/15/23[1,3]	600,000	572,580
2014-1A, 3.74% due 10/15/23[1,3]	500,000	487,450
Telos CLO Ltd.
2013-3A, 4.49% due 01/17/24[1,3]	1,050,000	1,014,930
Telos CLO 2007-2 Ltd.
2007-2A, 2.44% due 04/15/22[1,3]	1,100,000	1,012,660
Salus CLO 2012-1 Ltd.
2013-1AN, 6.99% due 03/05/21[1,3]	1,000,000	999,800

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 9.0% (continued)
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25†††,3	$1,250,000	$975,000
Acis CLO 2013-1 Ltd.
2013-1A, 4.77% due 04/18/24[1,3]	1,000,000	974,300
Liberty CLO Ltd.
2005-1A, 0.74% due 11/01/17[1,3]	1,000,000	959,400
NewStar Commercial Loan Trust 2007-1
2007-1A, 2.54% due 09/30/22[1,3]	500,000	475,400
2007-1A, 1.54% due 09/30/22[1,3]	500,000	459,200
Churchill Financial Cayman Ltd.
2007-1A, 2.84% due 07/10/19[1,3]	1,000,000	906,800
Newcastle CDO Ltd.
2007-9A, 0.42% due 05/25/52	849,294	829,420
Airplanes Pass Through Trust
2001-1A, 0.72% due 03/15/19[1]	1,705,538	750,437
Garrison Funding 2013-2 Ltd.
2013-2A, 4.98% due 09/25/23[1,3]	750,000	746,250
Westchester CLO Ltd.
2007-1A, 0.58% due 08/01/22[1,3]	750,000	709,125
KKR Financial CLO Ltd.
5.24% due 05/15/21	650,000	648,310
Drug Royalty Limited Partnership 1
2012-1, 5.49% due 07/15/24[1,3]	525,000	547,916
ACA CLO 2007-1 Ltd.
2007-1A, 1.19% due 06/15/22[1,3]	575,000	516,235
Fraser Sullivan CLO VI Ltd.
2011-6A, 4.74% due 11/22/22†,1,3	500,000	500,296
Cerberus Offshore Levered I, LP
2012-1A, 4.99% due 11/30/18[1,3]	250,000	249,575
2012-1A, 6.24% due 11/30/18[1,3]	250,000	249,550
CIFC Funding 2012-II Ltd.
2012-2A, 4.49% due 12/05/24[1,3]	500,000	497,200
ACS 2007-1 Pass Through Trust
2007-1A, 0.48% due 06/14/37[1,3]	516,100	479,973
Latitude CLO II Corp.
2006-2A, 1.04% due 12/15/18[1,3]	500,000	477,050
Pangaea CLO Ltd.
2007-1A, 0.74% due 10/21/21[1,3]	500,000	468,400
Gleneagles CLO Ltd.
2005-1A, 1.14% due 11/01/17[1,3]	500,000	464,650
Westwood CDO I Ltd.
2007-1A, 0.92% due 03/25/21[1,3]	500,000	459,700
Copper River CLO Ltd.
2007-1A, 1.04% due 01/20/21[1,3]	500,000	455,850
Northwind Holdings LLC
2007-1A, 1.02% due 12/01/37[1,3]	473,000	428,065
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.62% due 11/14/33[1,3]	496,982	417,465
Aircraft Lease Securitisation Ltd.
2007-1A, 0.43% due 05/10/32[1,3]	423,758	406,808
Raspro Trust
2005-1A, 0.65% due 03/23/24[1,3]	423,788	385,647
Credit Card Pass-Through Trust
2012-BIZ 0.00% due 12/15/49[3]	422,781	346,469
OFSI Fund Ltd.
2006-1A, 1.10% due 09/20/19[1,3]	370,000	344,063
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.73% due 09/15/35[1,3]	336,030	320,270
Accredited Mortgage Loan Trust
2007-1 0.29% due 02/25/37[1]	340,949	315,118
Eastland CLO Ltd.
2007-1A, 0.64% due 05/01/22[1,3]	350,000	310,940
Asset Backed Securities Corporation Home Equity Loan Trust Series
2004-HE8 1.21% due 12/25/34[1]	350,000	306,763
Structured Asset Receivables Trust Series 2005-1
2005-1A, 0.74% due 01/21/15[1,3]	270,281	255,200
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.74% due 01/15/22[1,3]	250,000	252,250
ACS 2006-1 Pass Through Trust
2006-1A, 0.44% due 06/20/31[1,3]	200,923	182,840
Castle Trust
2003-1AW, 0.92% due 05/15/27[1,3]	66,477	60,494

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 9.0% (continued)
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.45% due 03/25/38[1,3]	$47,225	$46,573
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21†,3	46,889	45,496
Total Asset Backed Securities
(Cost $105,996,874)		107,333,159
CORPORATE BONDS†† - 4.5%
Energy - 1.3%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[3]	2,750,000	2,859,999
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	2,600,000	2,834,000
Rosetta Resources, Inc.
5.88% due 06/01/22	2,700,000	2,679,750
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	2,000,000	2,175,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	2,000,000	2,080,000
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
8.38% due 06/01/20	1,612,000	1,777,230
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[3]	1,500,000	1,533,750
Total Energy		15,939,729
Financials - 0.8%
Citigroup, Inc.
5.35% due 05/29/49[1,2]	4,000,000	3,512,000
Wilton Re Finance LLC
5.88% due 03/30/33[1,3]	2,750,000	2,708,750
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 07/01/21	2,000,000	1,905,000
Opal Acquisition, Inc.
8.88% due 12/15/21[3]	1,500,000	1,492,500
LCP Dakota Fund
10.00% due 08/17/15[4]	38,400	38,400
Total Financials		9,656,650
Consumer Discretionary - 0.5%
GRD Holdings III Corp.
10.75% due 06/01/19[3]	2,780,000	3,030,200
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[3]	1,000,000	1,105,000
MDC Partners, Inc.
6.75% due 04/01/20[3]	1,000,000	1,046,250
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	400,000	412,000
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19[4]	97,112	103,910
WMG Acquisition Corp.
11.50% due 10/01/18	50,000	57,500
Total Consumer Discretionary		5,754,860
Consumer Staples - 0.4%
Harbinger Group, Inc.
7.88% due 07/15/19[3]	2,000,000	2,147,500
Central Garden and Pet Co.
8.25% due 03/01/18	2,000,000	1,945,000
Vector Group Ltd.
7.75% due 02/15/21	1,000,000	1,057,500
Total Consumer Staples		5,150,000
Materials - 0.4%
TPC Group, Inc.
8.75% due 12/15/20[3]	2,000,000	2,125,000
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[3]	1,525,000	1,578,375
Mirabela Nickel Ltd.
8.75% due 04/15/18[3,4]	2,000,000	500,000
3.50% due 03/28/14[3,4]	364,936	364,936
Total Materials		4,568,311
Telecommunication Services - 0.4%
Alcatel-Lucent USA, Inc.
6.75% due 11/15/20[3]	3,000,000	3,116,250
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[3]	670,000	715,225
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	600,000	621,000
Total Telecommunication Services		4,452,475
Industrials - 0.3%
NCR Escrow Corp.
6.38% due 12/15/23[3]	1,800,000	1,838,250
Travelport LLC / Travelport Holdings, Inc.
6.36% due 03/01/16[1,3]	1,006,250	1,011,281
Travelport LLC
11.88% due 09/01/16	800,000	812,000

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
CORPORATE BONDS†† - 4.5% (continued)
Industrials - 0.3% (continued)
RR Donnelley & Sons Co.
6.50% due 11/15/23	$95,000	$95,950
Total Industrials		3,757,481
Utilities - 0.2%
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	2,000,000	2,060,000
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3]	630,000	651,263
Total Utilities		2,711,263
Health Care - 0.2%
Valeant Pharmaceuticals International, Inc.
5.63% due 12/01/21[3]	2,000,000	2,010,000
Total Corporate Bonds
(Cost $54,922,403)		54,000,769
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.9%
Nomura Resecuritization Trust 2012-1R
0.61% due 08/27/47[1,3]	4,261,324	3,925,958
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.46% due 12/15/20[1,3]	2,274,670	2,216,975
2006-FL12,0.51% due 12/15/20[1,3]	1,299,962	1,254,108
IndyMac INDX Mortgage Loan Trust 2006-AR4
0.37% due 05/25/46[1]	3,940,160	3,300,269
Lehman XS Trust Series 2005-7N
0.43% due 12/25/35[1]	3,192,619	2,928,810
Lehman XS Trust Series 2006-16N
0.35% due 11/25/46[1]	3,521,807	2,804,602
GreenPoint Mortgage Funding Trust 2006-AR1
0.45% due 02/25/36[1]	3,362,527	2,672,900
SRERS-2011 Funding Ltd.
2011-RS,0.42% due 05/09/46[1,3]	1,693,982	1,535,426
Structured Asset Mortgage Investments II Trust 2006-AR1
0.39% due 02/25/36[1]	1,912,103	1,445,795
Bear Stearns Mortgage Funding Trust 2007-AR5
0.33% due 06/25/47[1]	1,028,361	830,473
Total Collateralized Mortgage Obligations
(Cost $22,842,056)		22,915,316
COMMERCIAL PAPER†† - 5.4%
Diageo Capital plc
0.09% due 01/02/14	10,000,000	9,999,952
Northeast Utilities
0.19% due 01/03/14	10,000,000	9,999,894
Tesco Treasury Services plc
0.13% due 01/06/14[3]	10,000,000	9,999,792
Centrica plc
0.23% due 01/06/14	10,000,000	9,999,653
Kinder Morgan Energy Partners, LP
0.23% due 01/07/14[3]	10,000,000	9,999,617
Pacific Gas & Electric
0.18% due 01/09/14	10,000,000	9,999,578
CBS Corp.
0.23% due 01/24/14[3]	5,000,000	4,999,265
Total Commercial Paper
(Cost $64,997,751)		64,997,751
Total Investments - 107.7%
(Cost $1,279,651,351)		$1,288,604,735
Other Assets & Liabilities, net - (7.7)%		(91,800,419)
Total Net Assets - 100.0%		$1,196,804,316

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2013.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $127,406,144 (cost $126,296,556), or 10.6% of total net assets.
[4]	Illiquid security.

plc —	Public Limited Company

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 2.0%
Consumer Discretionary - 1.6%
New Young Broadcasting Holding Company, Inc. — Class A††	63	$1,040,252
Metro-Goldwyn-Mayer, Inc.††	7,040	471,680
Sonic Automotive, Inc. — Class A	15,103	369,721
Total Consumer Discretionary		1,881,653
Financials - 0.2%
CIT Group, Inc.	4,569	238,182
Leucadia National Corp.	81	2,296
Total Financials		240,478
Energy - 0.2%
Stallion Oilfield Holdings Ltd.††	8,257	189,911
Consumer Staples - 0.0%
Crimson Wine Group Ltd.*	8	71
Total Common Stocks
(Cost $797,331)		2,312,113

PREFERRED STOCKS† - 0.6%
Aspen Insurance Holdings Ltd.
5.95% due[2,3]	22,000	498,740
Medianews Group, Inc.*,†††	11,074	188,258
U.S. Shipping Corp.*,††	14,718	7,359
Total Preferred Stocks
(Cost $1,085,573)		694,357

WARRANTS†† - 2.4%
New Young Broadcasting Holding Company, Inc.
12/24/24*	171	2,823,543
Reader's Digest Association, Inc.
$1.00, 02/19/14†††	319	3
Total Warrants
(Cost $333,450)		2,823,546

SHORT TERM INVESTMENTS† - 5.1%
Dreyfus Treasury Prime Cash Management Fund	6,012,587	6,012,587
Total Short Term Investments
(Cost $6,012,587)		6,012,587

	Face Amount
CORPORATE BONDS†† - 70.7%
Energy - 14.6%
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	$1,550,000	1,611,999
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	1,000,000	1,085,000
6.13% due 03/01/22[4]	400,000	410,000
Bill Barrett Corp.
7.00% due 10/15/22	800,000	830,000
7.63% due 10/01/19	500,000	537,500
Gibson Energy, Inc.
6.75% due 07/15/21[4]	1,100,000	1,163,250
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	1,040,000	1,133,600
Exterran Holdings, Inc.
7.25% due 12/01/18	1,065,000	1,124,906
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[4]	1,000,000	1,072,499
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	1,000,000	1,060,000
SandRidge Energy, Inc.
7.50% due 03/15/21	1,000,000	1,047,500
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
7.00% due 08/15/21[4]	1,000,000	1,010,000
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	800,000	870,000
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[4]	600,000	576,000
9.25% due 08/15/21[4]	200,000	204,500
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[4]	465,000	483,600
6.63% due 12/01/21[4]	215,000	208,013
Memorial Production Partners Limited Partnership / Memorial Production Finance Corp.
7.63% due 05/01/21[4]	600,000	616,500
SESI LLC
7.13% due 12/15/21	400,000	446,000
Ultra Petroleum Corp.
5.75% due 12/15/18[4]	400,000	411,000
SM Energy Co.
6.50% due 11/15/21	350,000	371,000
Rosetta Resources, Inc.
5.88% due 06/01/22	300,000	297,750
Exterran Partners Limited Partnership / EXLP Finance Corp.
6.00% due 04/01/21[4]	125,000	124,063
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	100,000	109,500
IronGate Energy Services LLC
11.00% due 07/01/18[4]	100,000	97,000
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc.
6.63% due 11/15/19	45,000	47,138

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
CORPORATE BONDS†† - 70.7% (continued)
Energy - 14.6% (continued)
SemGroup, LP
8.75% due 11/15/15†††,1	$1,300,000	$–
Total Energy		16,948,318
Consumer Discretionary - 13.4%
MDC Partners, Inc.
6.75% due 04/01/20[4]	1,500,000	1,569,375
GRD Holdings III Corp.
10.75% due 06/01/19[4]	1,415,000	1,542,350
Sabre, Inc.
8.50% due 05/15/19[4]	1,150,000	1,276,500
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	1,150,000	1,247,750
Travelport LLC / Travelport Holdings, Inc.
13.88% due 03/01/16[4]	1,163,256	1,233,051
Laureate Education, Inc.
9.25% due 09/01/19[4]	1,100,000	1,196,250
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[4]	1,000,000	1,105,000
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	950,000	978,500
WMG Acquisition Corp.
11.50% due 10/01/18	655,000	753,250
CPG Merger Sub LLC
8.00% due 10/01/21[4]	600,000	624,000
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	540,000	608,175
DreamWorks Animation SKG, Inc.
6.88% due 08/15/20[4]	500,000	528,750
Stanadyne Corp.
10.00% due 08/15/14	525,000	509,250
INTCOMEX, Inc.
13.25% due 12/15/14	445,000	432,206
Vail Resorts, Inc.
6.50% due 05/01/19	365,000	386,900
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.50% due 10/01/18	168,000	180,180
7.38% due 08/01/21	149,000	162,410
Live Nation Entertainment, Inc.
7.00% due 09/01/20[4]	300,000	325,500
Sirius XM Holdings, Inc.
5.88% due 10/01/20[4]	300,000	306,000
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20[4]	300,000	300,000
Snoqualmie Entertainment Authority
9.13% due 02/01/15[4]	197,000	195,030
Stanadyne Holdings, Inc.
11.99% due 02/15/15[5]	170,000	106,250
Gibson Brands, Inc.
8.88% due 08/01/18[4]	75,000	79,125
Total Consumer Discretionary		15,645,802
Financials - 8.9%
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	1,300,000	1,322,749
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[4]	800,000	824,000
8.00% due 01/15/18	350,000	364,000
Opal Acquisition, Inc.
8.88% due 12/15/21[4]	1,150,000	1,144,250
Lancashire Holdings Ltd.
5.70% due 10/01/22[4]	1,000,000	1,009,779
Ally Financial, Inc.
2.75% due 01/30/17	900,000	903,375
Kennedy-Wilson, Inc.
8.75% due 04/01/19	815,000	894,463
Credit Acceptance Corp.
9.13% due 02/01/17	650,000	682,500
Wilton Re Finance LLC
5.88% due 03/30/33[2,4]	650,000	640,250
American Equity Investment Life Holding Co.
6.63% due 07/15/21	500,000	522,500
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[4]	500,000	507,500
ING US, Inc.
5.65% due 05/15/53[2]	475,000	461,938
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[4]	300,000	312,000
Majid AL Futtaim Holding
7.12% due 12/31/49	300,000	303,063
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[4]	275,000	289,438
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[4]	250,000	262,500
Total Financials		10,444,305
Information Technology - 7.7%
First Data Corp.
8.75% due 01/15/22[4]	1,050,000	1,120,874
6.75% due 11/01/20[4]	550,000	572,000
Eagle Midco, Inc.
9.00% due 06/15/18[4]	1,075,000	1,120,688
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	1,000,000	1,035,000
Aspect Software, Inc.
10.63% due 05/15/17	935,000	942,013

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
CORPORATE BONDS†† - 70.7% (continued)
Information Technology - 7.7% (continued)
IAC
4.88% due 11/30/18[4]	$400,000	$409,000
4.75% due 12/15/22	395,000	368,338
Audatex North America, Inc.
6.00% due 06/15/21[4]	700,000	733,250
Activision Blizzard, Inc.
5.63% due 09/15/21[4]	700,000	724,500
ViaSat, Inc.
6.88% due 06/15/20	500,000	528,750
Alcatel-Lucent USA, Inc.
8.88% due 01/01/20[4]	400,000	446,000
iGATE Corp.
9.00% due 05/01/16	350,000	371,875
Stratus Technologies Bermuda Limited / Stratus Technologies, Inc.
12.00% due 03/29/15	366	366,000
Brocade Communications Systems, Inc.
4.63% due 01/15/23[4]	275,000	254,375
Total Information Technology		8,992,663
Industrials - 6.7%
Deutsche Raststatten
6.75% due 12/30/20	800,000	1,148,452
CEVA Group plc
8.38% due 12/01/17[4]	1,000,000	1,045,000
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17	715,000	754,325
Victor Technologies Group, Inc.
9.00% due 12/15/17	640,000	684,800
Virgin Media Finance plc
6.38% due 04/15/23[4]	600,000	610,500
Briggs & Stratton Corp.
6.88% due 12/15/20	400,000	439,500
Building Materials Corporation of America
6.75% due 05/01/21[4]	400,000	433,000
ADT Corp.
6.25% due 10/15/21[4]	400,000	420,000
NCR Escrow Corp.
6.38% due 12/15/23[4]	200,000	204,250
5.88% due 12/15/21[4]	200,000	203,750
Audatex North America, Inc.
6.13% due 11/01/23[4]	350,000	360,500
Prestige Brands, Inc.
5.38% due 12/15/21[4]	300,000	303,000
Darling Escrow Corp.
5.38% due 01/15/22[4]	300,000	302,250
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	250,000	273,125
Checkers & Rally's Restaurants, Inc.[1]
11.63% due 11/01/16[4]	250,000	255,000
Level 3 Financing, Inc.
6.13% due 01/15/21[4]	250,000	252,500
USG Corp.
5.88% due 11/01/21[4]	150,000	156,000
RR Donnelley & Sons Co.
6.50% due 11/15/23	10,000	10,100
Total Industrials		7,856,052
Consumer Staples - 5.6%
Central Garden and Pet Co.
8.25% due 03/01/18	1,350,000	1,312,875
Vector Group Ltd.
7.75% due 02/15/21	1,240,000	1,311,300
Harbinger Group, Inc.
7.88% due 07/15/19[4]	1,040,000	1,116,700
Bumble Bee Holdco SCA
9.63% due 03/15/18[4]	900,000	949,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[4]	650,000	689,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	400,000	438,000
US Foods, Inc.
8.50% due 06/30/19	395,000	432,525
Spectrum Brands Escrow Corp.
6.63% due 11/15/22[4]	225,000	239,344
Total Consumer Staples		6,489,244
Materials - 4.5%
TPC Group, Inc.
8.75% due 12/15/20[4]	1,595,000	1,694,688
KGHM International Ltd.
7.75% due 06/15/19[4]	1,000,000	1,054,999
Clearwater Paper Corp.
4.50% due 02/01/23	675,000	607,500
Pretium Packaging LLC / Pretium Finance, Inc.
11.50% due 04/01/16	550,000	587,125
Eldorado Gold Corp.
6.13% due 12/15/20[4]	425,000	409,063
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88% due 02/15/21	300,000	323,250
Steel Dynamics, Inc.
7.63% due 03/15/20	250,000	271,250
Mirabela Nickel Ltd.
8.75% due 04/15/18[4]	435,000	108,750
3.50% due 03/28/14[4]	79,373	79,373
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75% due 03/01/19	100,000	105,250
Total Materials		5,241,248
Telecommunication Services - 4.3%
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[4]	1,015,000	1,083,513

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
CORPORATE BONDS†† - 70.7% (continued)
Telecommunication Services - 4.3% (continued)
Univision Communications, Inc.
5.13% due 05/15/23[4]	$450,000	$449,438
6.75% due 09/15/22[4]	325,000	355,875
Zayo Group LLC / Zayo Capital, Inc.
8.13% due 01/01/20	550,000	602,250
DISH DBS Corp.
4.25% due 04/01/18	500,000	509,999
Expo Event Transco, Inc.
9.00% due 06/15/21[4]	475,000	483,312
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[4]	450,000	436,500
Alcatel-Lucent USA, Inc.
6.75% due 11/15/20[4]	350,000	363,563
UPCB Finance VI Ltd.
6.88% due 01/15/22[4]	300,000	318,750
Baker & Taylor Acquisitions Corp.
15.00% due 04/01/17[4]	308,000	261,800
CommScope, Inc.
8.25% due 01/15/19[4]	174,000	190,748
Total Telecommunication Services		5,055,748
Utilities - 2.4%
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
6.63% due 10/01/20	1,000,000	1,045,000
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	750,000	775,313
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
6.88% due 10/15/21[4]	550,000	563,750
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	400,000	412,000
Total Utilities		2,796,063
Health Care - 2.3%
Catalent Pharma Solutions, Inc.
7.88% due 10/15/18	750,000	763,125
Valeant Pharmaceuticals International, Inc.
5.63% due 12/01/21[4]	600,000	603,000
Symbion, Inc.
8.00% due 06/15/16	475,000	503,500
Valeant Pharmaceuticals International
6.75% due 08/15/18[4]	400,000	439,500
Physio-Control International, Inc.
9.88% due 01/15/19[4]	309,000	346,080
Total Health Care		2,655,205
Real Estate - 0.3%
DuPont Fabros Technology, LP
5.88% due 09/15/21	300,000	309,750
Total Corporate Bonds
(Cost $80,686,219)		82,434,398

SENIOR FLOATING RATE INTERESTS††,1 - 20.9%
Consumer Discretionary - 4.9%
Steinway Musical Instruments, Inc.
9.25% due 09/18/20	1,050,000	1,084,124
GCA Services Group, Inc.
9.25% due 11/01/20	800,000	809,504
IntraWest Holdings S.à r.l.
5.50% due 11/26/20	600,000	605,250
Lions Gate Entertainment Corp.
5.00% due 07/18/20	600,000	601,500
NES Global Talent
6.50% due 10/02/19	600,000	597,000
Alexander Mann Solutions Ltd.
5.75% due 12/18/19	500,000	497,500
Fleetpride Corp.
9.25% due 05/15/20	400,000	380,332
Hilton Worldwide Holdings, Inc.
3.75% due 10/26/20	339,474	342,020
Applied Systems, Inc.
8.25% due 06/08/17	250,000	250,313
Transtar Industries, Inc.
9.75% due 10/09/19	230,000	218,500
Targus Group International, Inc.
12.00% due 05/24/16	234,275	192,691
Neiman Marcus Group, Inc.
5.00% due 10/25/20	190,000	192,191
Total Consumer Discretionary		5,770,925
Information Technology - 3.3%
SumTotal Systems
6.28% due 11/16/18	935,946	921,906
Greenway Medical Technolgies
9.25% due 11/04/21	550,000	552,750
6.00% due 11/04/20	350,000	348,250
Wall Street Systems
9.25% due 10/25/20	500,000	503,750
EIG Investors Corp.
5.00% due 11/09/19	399,000	400,748
Infor (US), Inc.
3.75% due 06/03/20	400,000	399,084
P2 Energy Solutions
5.00% due 10/30/20	200,000	200,750
GlobalLogic Holdings, Inc.
6.25% due 06/03/19	200,000	199,500
LANDesk Group, Inc.
5.25% due 08/09/19	179,100	179,772

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1 - 20.9% (continued)
Information Technology - 3.3% (continued)
Active Network, Inc., The
5.50% due 11/13/20	$100,000	$100,375
Total Information Technology		3,806,885
Industrials - 3.2%
Mitchell International, Inc.
8.50% due 10/11/21	1,000,000	1,013,130
Travelport Holdings Ltd.
9.50% due 01/31/16	690,551	712,994
syncreon
5.25% due 10/28/20	610,000	606,572
SIRVA Worldwide, Inc.
7.50% due 03/27/19	397,000	404,940
US Shipping Corp.
9.00% due 04/30/18	298,500	305,216
Mast Global
8.25% due 09/12/19†††	250,000	247,500
Panolam Industries International, Inc.
7.25% due 08/23/17	207,433	198,617
Sabre, Inc.
5.25% due 02/19/19	110,584	111,321
NaNa Development Corp.
8.00% due 03/15/18	94,444	95,389
Total Industrials		3,695,679
Financials - 2.3%
Magic Newco, LLC
12.00% due 06/12/19	500,000	573,125
5.00% due 12/12/18	199,496	200,742
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	623,636	618,959
Cetera Financial Group, Inc.
6.50% due 08/07/19	496,875	502,465
National Financial Partners
5.25% due 07/01/20	248,750	251,031
Digital Insight
4.75% due 10/16/19	250,000	250,000
First Advantage Corp.
6.25% due 02/28/19	248,750	248,285
Knight/Getco
5.75% due 11/30/17	87,850	87,960
Total Financials		2,732,567
Consumer Staples - 2.0%
AdvancePierre Foods, Inc.
9.50% due 10/10/17	970,000	931,200
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	595,500	594,756
CTI Foods Holding Co. LLC
8.25% due 06/28/21	340,000	341,700
Performance Food Group
6.25% due 11/14/19	248,750	249,889
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	223,875	223,875
Total Consumer Staples		2,341,420
Telecommunication Services - 1.6%
Associated Partners, Inc.
6.67% due 12/21/15†††	1,000,000	1,002,499
Avaya, Inc.
8.00% due 03/31/18	296,539	300,468
Cumulus Media, Inc.
4.25% due 12/18/20	250,000	251,250
Hemisphere Media Group, Inc.
6.25% due 07/30/20	223,875	224,715
Cengage Learning Acquisitions, Inc.
due 07/31/17[6]	139,630	108,476
Total Telecommunication Services		1,887,408
Health Care - 1.3%
Apria Healthcare Group, Inc.
6.75% due 04/06/20	447,750	448,681
Nextech Systems LLC
6.00% due 10/28/18	300,000	294,000
Catalent Pharma Solutions, Inc.
6.50% due 12/31/17	250,000	253,438
Learning Care Group (US), Inc.
6.00% due 05/08/19	248,750	249,683
Merge Healthcare, Inc.
6.00% due 04/23/19	234,044	217,661
Total Health Care		1,463,463
Energy - 1.2%
Varel International Energy Funding Corp.
9.25% due 07/17/17	727,500	738,413
Panda Sherman
9.00% due 09/14/18	425,000	435,625
Rice Energy
8.50% due 10/25/18	248,125	252,467
Total Energy		1,426,505
Utilities - 1.1%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	1,267,500	1,305,525
Total Senior Floating Rate Interests
(Cost $24,121,352)		24,430,377

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 0.3%
Bristol Bay Funding Ltd.
2004-1A, 1.24% due 02/01/16[2,4]	$402,811	$400,072
Total Asset Backed Securities
(Cost $398,946)		$400,072
Total Investments - 102.0%
(Cost $113,435,458)		$119,107,450
Other Assets & Liabilities, net - (2.0)%		(2,325,520)
Total Net Assets - 100.0%		$116,781,930

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2013.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $45,321,391 (cost $44,282,134), or 38.8% of total net assets.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Security with no rate was unsettled at December 31, 2013.

plc — Public Limited Company

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 0.0%
Consumer Discretionary - 0.0%
Harry & David Holdings, Inc.*	7	$858

Materials 0.0 –%
Constar International Holdings LLC†††,1	68	–
Total Common Stocks
(Cost $570)		858

PREFERRED STOCKS† - 3.6%
Aspen Insurance Holdings Ltd.
5.95%[2,3]	40,000	906,800
Woodbourne Capital Trust III
0.03%*,††,1,2,3,4	950,000	502,740
Woodbourne Capital Trust IV
0.03%*,††,1,2,3,4	950,000	502,740
Woodbourne Capital Trust I
0.03%*,††,1,2,3,4	950,000	498,275
Woodbourne Capital Trust II
0.03%*,††,1,2,3,4	950,000	479,180
Wells Fargo & Co.
5.85%[2,3]	15,000	353,550
Morgan Stanley
7.13%[2,3]	10,000	261,400
AgriBank FCB
6.88%[2,3]	1,500	150,375
City National Corp.
6.75%[2,3]	4,000	105,120
Constar International Holdings LLC *,†††,1	7	–
Total Preferred Stocks
(Cost $5,693,354)		3,760,180
UNIT INVESTMENT TRUSTS† - 0.0%
Rescap Liquidating Trust	5,199	41,786
Total Unit Investment Trusts
(Cost $262,513)		41,786

SHORT TERM INVESTMENTS† - 2.5%
Dreyfus Treasury Prime Cash Management Fund	2,595,237	2,595,237
Total Short Term Investments
(Cost $2,595,237)		2,595,237

	Face Amount
ASSET BACKED SECURITIES†† - 41.3%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	$2,613,302	2,588,998
Northwoods Capital VIII Ltd.
2007-8A, 2.24% due 07/28/22[2,4]	1,950,000	1,856,789
T2 Income Fund CLO Ltd.
2007-1A, 1.74% due 07/15/19[2,4]	1,600,000	1,526,560
2007-1X, 1.74% due 07/15/19[2]	250,000	238,525
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series 2005-W3
0.50% due 11/25/35[2]	1,833,234	1,718,055
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	1,236,979	1,247,865
2013-1, 6.35% due 10/15/38[4]	247,396	248,930

Garanti Diversified Payment Rights Finance Co.
2007-A, 0.43% due 07/09/17	1,560,000	1,472,952
MCF CLO LLC
3.79% due 04/20/23	900,000	881,100
0.00% due 01/20/24	500,000	479,000
Grayson CLO Ltd.
2006-1A, 0.65% due 11/01/21[2,4]	1,400,000	1,268,120
Telos CLO Ltd.
2013-3A, 3.24% due 01/17/24[2,4]	1,250,000	1,225,500
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[4]	1,137,063	1,135,771
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[2,4]	1,174,436	1,132,626
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.52% due 08/15/56[2,4]	1,234,562	1,017,526
Telos CLO 2007-2 Ltd.
2007-2A, 2.44% due 04/15/22[2,4]	1,100,000	1,012,660
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.34% due 01/15/23[2,4]	1,000,000	1,004,500
Fraser Sullivan CLO VI Ltd.
2011-6A, 4.74% due 11/22/22†,2,4	1,000,000	1,000,591
ALM VII R Ltd.
2013-7RA, 2.86% due 04/24/24[2,4]	1,000,000	970,500
Rockwall CDO II Ltd.
2007-1A, 0.79% due 08/01/24[2,4]	1,100,000	944,240
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.49% due 05/15/21[2,4]	1,000,000	941,600
RAIT CRE CDO I Ltd.
2006-1X, 0.50% due 11/20/46[2]	1,146,606	923,018
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41[1]	991,638	901,498
Turbine Engines Securitization Ltd.
5.13% due 12/13/48[4]	900,000	880,020
CGRBS_13-VNO5
3.70% due 03/15/35	1,000,000	856,778
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.44% due 11/25/52[2,4]	860,320	814,378
ICE EM CLO
2007-1A, 1.00% due 08/15/22[2,4]	850,000	804,185
Drug Royalty II Limited Partnership 1
2012-1, 4.24% due 01/15/25[2,4]	787,073	800,532

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 41.3% (continued)
Newstar Trust
2012-2A, 3.49% due 01/20/23[2,4]	$750,000	$751,725
ARES XII CLO Ltd.
2007-12A, 3.49% due 11/25/20[2,4]	750,000	735,675
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.69% due 10/20/25[2,4]	600,000	589,020
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.49% due 02/01/23[2,4]	550,000	549,945
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due 10/29/21[2,4]	550,000	544,665
Structured Asset Securities Corporation Mortgage Loan Trust 2006-OPT1
0.42% due 04/25/36[2]	600,000	511,835
Galaxy X CLO Ltd.
2008-10A, 4.69% due 01/14/20[2,4]	500,000	504,050
Apidos CDO IX
2012-9A, 3.99% due 07/15/23[2,4]	500,000	502,400
Acis CLO 2013-1 Ltd.
2013-1A, 3.22% due 04/18/24[2,4]	500,000	485,550
Latitude CLO II Corp.
2006-2A, 1.04% due 12/15/18[2,4]	500,000	477,050
Golub Capital Partners Fundings Ltd.
2007-1A, 0.99% due 03/15/22[2,4]	500,000	452,900
Cerberus Offshore Levered I, LP
2012-1A, 4.99% due 11/30/18[2,4]	450,000	449,235
Lehman XS Trust Series
2007-9, 0.28% due 06/25/37[2]	510,985	443,785
Eastland CLO Ltd.
2007-1A, 0.64% due 05/01/22[2,4]	450,000	399,780
N-Star REL CDO VIII Ltd.
2006-8A, 0.53% due 02/01/41[2,4]	500,000	389,450
Westwood CDO I Ltd.
2007-1A, 0.92% due 03/25/21[2,4]	400,000	367,760
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 4.75% due 12/20/24[2,4]	350,000	352,030
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.95% due 09/20/23[2,4]	350,000	346,220
Northwoods Capital VII Ltd.
2006-7A, 1.79% due 10/22/21[2,4]	350,000	329,070
Salus CLO 2012-1 Ltd.
2013-1AN, 3.99% due 03/05/21[2,4]	300,000	299,970
DIVCORE CLO Ltd. 2013-1A B
4.10% due 11/15/32	300,000	299,100
CIFC Funding 2012-II Ltd.
2012-2A, 4.49% due 12/05/24[2,4]	300,000	298,320
GreenPoint Mortgage Funding Trust 2005-HE4
0.87% due 07/25/30[2]	300,000	267,026
TICC CLO 2012-1 LLC
2012-1A, 4.99% due 08/25/23[2,4]	250,000	251,175
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.24% due 01/15/22[2,4]	250,000	251,075
Golub Capital Partners CLO Ltd.
2013-17A, 3.99% due 11/21/25[2,4]	250,000	249,250
Garrison Funding 2013-2 Ltd.
2013-2A, 3.73% due 09/25/23[2,4]	250,000	248,775
Cerberus Onshore II CLO LLC
2014-1A, 2.94% due 10/15/23[2,4]	250,000	247,800
Acis CLO 2013-2 Ltd.
3.47% due 10/14/22[2,4]	250,000	244,650
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/14/24[4]	250,000	238,900
STORE Master Funding LLC
2013-2A, 4.37% due 07/20/43[4]	99,272	99,232
2013-1A, 4.16% due 03/20/43[4]	98,850	98,567
GSAA Home Equity Trust 2007-7
0.43% due 07/25/37[2]	227,178	192,881
Newcastle CDO Ltd.
2007-9A, 0.42% due 05/25/52	175,716	171,604
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.42% due 08/25/35[2]	160,695	159,498
New Century Home Equity Loan Trust 2005-1
0.88% due 03/25/35[2]	183,476	159,323
Fannie Mae[5]
2013-54, 3.00% due 06/25/33	146,873	125,081
Avis Budget Rental Car Funding AESOP LLC
2013-2A, 4.00% due 05/21/18[4]	100,000	105,000

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 41.3% (continued)
Aircraft Certificate Owner Trust 2003
2003-1A, 6.46% due 09/20/22[1,4]	$66,980	$66,974
First Franklin Mortgage Loan Trust 2006-FF1
0.50% due 01/25/36[2]	50,000	43,237
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.45% due 03/25/38[2,4]	29,658	29,249
Total Asset Backed Securities
(Cost $42,640,143)		43,221,649

CORPORATE BONDS†† - 34.6%
Financials - 19.1%
Prudential Financial, Inc.
5.63% due 06/15/43[2]	1,750,000	1,714,999
Infinity Property & Casualty Corp.
5.00% due 09/19/22	1,600,000	1,601,473
JPMorgan Chase & Co.
5.15% due 12/31/49[2,3]	1,500,000	1,346,249
Kaupthing Bank HF
3.49% due 01/15/10[4,6]	5,000,000	1,212,500
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,200,000	1,152,690
EPR Properties
5.25% due 07/15/23	1,000,000	976,904
5.75% due 08/15/22	100,000	101,955
Amtrust Financial Services, Inc.
6.13% due 08/15/23[4]	1,000,000	1,005,000
PNC Financial Services Group, Inc.
4.85% due 05/29/49[2,3]	1,100,000	985,050
General Electric Capital Corp.
5.25% due 06/29/49[2,3]	750,000	705,000
7.13% due 12/15/49[2,3]	250,000	279,375
Hospitality Properties Trust
4.50% due 06/15/23	900,000	869,324
5.00% due 08/15/22	100,000	101,624
Lancashire Holdings Ltd.
5.70% due 10/01/22[4]	900,000	908,802
Macquarie Group Ltd.
6.25% due 01/14/21[4]	800,000	884,287
Fifth Third Bancorp
5.10% due 12/31/49[2,3]	920,000	814,200
Leucadia National Corp.
5.50% due 10/18/23	800,000	799,534
Nuveen Investments, Inc.
9.13% due 10/15/17[4]	760,000	760,000
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[4]	700,000	721,000
StanCorp Financial Group, Inc.
5.00% due 08/15/22	600,000	589,440
Credit Suisse AG
6.50% due 08/08/23[4]	500,000	531,875
Navigators Group, Inc.
5.75% due 10/15/23	500,000	525,688
National Rural Utilities Cooperative Finance Corp.
4.75% due 04/30/43[2]	500,000	465,625
Bank of New York Mellon Corp.
4.50% due 12/31/49[2,3]	440,000	399,300
Credit Suisse Group AG
7.50% due 12/11/23[2,3,4]	100,000	105,625
Emigrant Bancorp, Inc.
6.25% due 06/15/14[4]	100,000	101,343
Prosight Global Inc.
7.50% due 11/20/20[1]	100,000	98,510
TIG Holdings, Inc.
8.60% due 01/15/27[4]	34,000	30,728
Total Financials		19,788,101
Consumer Discretionary - 6.6%
Sabre, Inc.
8.50% due 05/15/19[4]	1,150,000	1,276,500
American Airlines 2013-2 Class A Pass Through Trust
4.95% due 01/15/23[4]	1,000,000	1,042,500
International Game Technology
5.35% due 10/15/23	800,000	823,668
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.90% due 01/15/26	800,000	743,000
Northern Group Housing LLC
6.80% due 08/15/53[4]	600,000	598,236
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20[4]	350,000	350,000
4.38% due 11/01/18[4]	150,000	153,375
QVC, Inc.
4.38% due 03/15/23	500,000	467,471
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	400,000	412,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	350,000	379,750
GRD Holdings III Corp.
10.75% due 06/01/19[4]	250,000	272,500
Stanadyne Corp.
10.00% due 08/15/14	240,000	232,800
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20	118,665	124,005
Total Consumer Discretionary		6,875,805
Energy - 3.7%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[4]	1,200,000	1,248,000

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
CORPORATE BONDS†† - 34.6% (continued)
Energy - 3.7% (continued)
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	$600,000	$652,500
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	600,000	624,000
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	455,000	495,950
SESI LLC
7.13% due 12/15/21	250,000	278,750
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[4]	250,000	268,125
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	150,000	162,750
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
8.38% due 06/01/20	114,000	125,685
Williams Companies, Inc.
8.75% due 03/15/32	12,000	14,010
Total Energy		3,869,770
Materials - 2.9%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	1,200,000	958,795
4.45% due 11/15/21[4]	500,000	415,922
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,250,000	1,078,125
Barrick Gold Corp.
4.10% due 05/01/23	625,000	564,932
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	20,781
Constar International, Inc
11.00% due 12/31/17†††	5,747	–
Total Materials		3,038,555
Industrials - 1.3%
Chicago Bridge & Iron Co.
5.15% due 12/27/22	750,000	704,625
SBM Baleia Azul Sarl
5.50% due 09/15/27	477,550	452,813
ADT Corp.
6.25% due 10/15/21[4]	150,000	157,500
RR Donnelley & Sons Co.
6.50% due 11/15/23	3,000	3,030
Total Industrials		1,317,968
Telecommunication Services - 0.6%
Avaya, Inc.
7.00% due 04/01/19[4]	650,000	637,000
Nortel Networks Ltd.
6.88% due 09/01/23[6]	31,000	15,810
Total Telecommunication Services		652,810
Information Technology - 0.4%
First Data Corp.
8.75% due 01/15/22[4]	250,000	266,875
VeriSign, Inc.
4.63% due 05/01/23	200,000	191,000
Total Information Technology		457,875
Total Corporate Bonds
(Cost $41,086,646)		36,000,884
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.6%
Alternative Loan Trust 2003-18CB
5.25% due 09/25/33	1,146,236	1,173,338
VNDO 2012-6AVE Mortgage Trust
2012-6AVE,3.34% due 11/15/30[2,4]	1,250,000	1,081,380
Boca Hotel Portfolio Trust 2013-BOCA
3.22% due 08/15/26[2,4]	1,000,000	1,001,198
MASTR Adjustable Rate Mortgages Trust 2003-5
2.09% due 11/25/33[2]	995,133	970,224
Hilton USA Trust 2013-HLT
2013-HLT,4.41% due 11/05/30[4]	800,000	800,653
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.46% due 12/15/20[2,4]	487,429	475,066
2006-FL12,0.40% due 12/15/20[2,4]	324,953	316,781
Nomura Resecuritization Trust 2012-1R
0.61% due 08/27/47[2,4]	383,903	353,690
SRERS-2011 Funding Ltd.
2011-RS,0.42% due 05/09/46[2,4]	376,441	341,206
Credit Suisse Mortgage Capital Certificates
2006-TF2A,0.57% due 10/15/21[2,4]	200,000	193,240
Spirit Master Funding LLC
2006-1A,5.76% due 03/20/24[4]	124,451	127,351
JP Morgan Mortgage Trust 2006-A3
2.86% due 04/25/36[2]	38,383	33,412
Total Collateralized Mortgage Obligations
(Cost $6,944,360)		6,867,539

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 5.4%
Consumer Discretionary - 2.8%
Landry's, Inc.
4.00% due 04/24/18	$769,896	$774,947
Compucom Systems, Inc.
4.25% due 05/07/20	760,000	758,100
Neiman Marcus Group, Inc.
5.00% due 10/25/20	450,000	455,189
Ollies Bargain Outlet
5.26% due 09/28/19	396,001	397,981
Arby's
5.00% due 11/15/20	350,000	351,533
NES Global Talent
6.50% due 10/02/19	150,000	149,250
Total Consumer Discretionary		2,887,000
Industrials - 1.0%
Travelport Holdings Ltd.
6.25% due 06/26/19	497,500	509,524
AABS Ltd.
4.87% due 01/12/38	476,563	477,754
Emerald Expositions
5.50% due 06/12/20	99,500	99,749
Total Industrials		1,087,027
Information Technology - 0.7%
P2 Energy Solutions
5.00% due 10/30/20	350,000	351,313
Greenway Medical Technolgies
6.00% due 11/04/20	350,000	348,250
Total Information Technology		699,563
Telecommunication Services - 0.5%
Asurion Corp.
4.50% due 05/24/19	470,250	469,897
Financials - 0.3%
Magic Newco, LLC
5.00% due 12/12/18	248,741	250,296
American Stock Transfer & Trust
5.75% due 06/26/20	99,500	99,873
Total Financials		350,169
Health Care - 0.1%
Akorn, Inc.
4.50% due 11/13/20	100,000	100,500
Total Senior Floating Rate Interests
(Cost $5,544,457)		5,594,156
MORTGAGE BACKED SECURITIES†† - 4.1%
Fannie Mae[5]
2013-28,3.00% due 04/25/43	916,613	718,048
2013-34,3.00% due 04/25/43	439,701	379,730
2013-17,2.50% due 03/25/43	325,649	285,242
1990-108,7.00% due 09/25/20	9,213	10,255
Freddie Mac[5]
2013-4184,3.00% due 03/15/43	511,789	421,041
2013-4180,3.00% due 03/15/43	422,817	398,494
2013-4224,3.00% due 07/15/43	100,598	78,317
Madison Avenue Trust 2013 - 650M
4.03% due 10/12/20[2,4]	875,000	850,870
BBCMS Trust 2013-TYSN
3.71% due 09/05/32[4]	900,000	811,338
Ginnie Mae
2013-145,2.75% due 09/16/44	349,119	327,578
#518436, 7.25% due 09/15/29	9,679	11,258
#1849, 8.50% due 08/20/24	1,416	1,636
Total Mortgage Backed Securities
(Cost $4,644,850)		4,293,807
MUNICIPAL BONDS†† - 1.5%
New York - 1.0%
New York City Water & Sewer System Revenue Bonds
0.30% due 06/15/33[2]	1,000,000	1,000,000
Michigan - 0.4%
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/23	250,000	243,373
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	100,000	106,371
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
5.50% due 07/01/22	100,000	99,065
Total Michigan		448,809
California - 0.1%
County of Sacramento California Revenue Bonds
7.25% due 08/01/25	100,000	100,778
Total Municipal Bonds
(Cost $1,550,090)		1,549,587
COMMERCIAL PAPER†† - 8.6%
Diageo Capital plc
0.08% due 01/02/14	2,000,000	1,999,991
Northeast Utilities
0.19% due 01/03/14	2,000,000	1,999,979
Centrica plc
0.22% due 01/03/14	2,000,000	1,999,972
Pentair Finance SA
0.24% due 01/02/14	1,000,000	999,993
Northern Illinois Gas Co.
0.18% due 01/06/14	1,000,000	999,975

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
COMMERCIAL PAPER††
Kinder Morgan Energy Partners, LP
0.23% due 01/07/14[4]	$1,000,000	$999,962
Total Commercial Paper

(Cost $8,999,872)	$8,999,872
Total Investments - 108.2%
(Cost $119,612,092)	$112,925,555
Other Assets & Liabilities, net - (8.2)%	(8,503,973)
Total Net Assets - 100.0%	$104,421,582

INTEREST RATE SWAP AGREEMENTS††

Counterparty	Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.70%	08/29/18	$5,950,000	$51,170	$51,170
Merrill Lynch	Receive	3-Month USD-LIBOR	3.68%	08/29/43	1,450,000	(50,460)	(50,460)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.97%	09/09/18	5,850,000	119,925	119,925
Merrill Lynch	Receive	3-Month USD-LIBOR	3.89%	09/09/43	1,850,000	4,070	4,070
Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	09/26/18	9,300,000	4,650	4,650
Merrill Lynch	Receive	3-Month USD-LIBOR	3.65%	09/26/18	450,000	(19,530)	(19,530)
							$109,825

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at December 31, 2013.
[3]	Perpetual maturity.
[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $56,619,511 (cost $61,601,806), or 54.2% of total net assets.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Security is in default of interest and/or principal obligations.

plc — Public Limited Company

REIT — Real Estate Investment Trust

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 95.4%
Financials - 25.0%
Wells Fargo & Co.	64,470	$2,926,938
American International Group, Inc.	43,332	2,212,099
JPMorgan Chase & Co.	34,660	2,026,916
Allstate Corp.	24,955	1,361,046
Aon plc	13,435	1,127,062
Reinsurance Group of America, Inc. — Class A	13,265	1,026,844
Bank of America Corp.	57,600	896,831
Citigroup, Inc.	16,450	857,210
Berkshire Hathaway, Inc. — Class A*	4	711,600
Bank of New York Mellon Corp.	20,340	710,679
U.S. Bancorp	16,223	655,409
CME Group, Inc. — Class A	7,710	604,927
Franklin Resources, Inc.	10,060	580,764
Ocwen Financial Corp.*	7,570	419,757
Home Loan Servicing Solutions Ltd.	17,800	408,866
NASDAQ OMX Group, Inc.	9,710	386,458
Total Financials		16,913,406
Energy - 17.8%
Chevron Corp.	17,205	2,149,077
Apache Corp.	18,287	1,571,584
Halliburton Co.	25,965	1,317,723
Cameco Corp.	62,340	1,294,802
Whiting Petroleum Corp.*	20,895	1,292,774
Phillips 66	14,735	1,136,511
Exxon Mobil Corp.	8,910	901,692
Marathon Oil Corp.	23,080	814,724
ConocoPhillips	8,415	594,520
Suncor Energy, Inc.	15,960	559,398
Superior Energy Services, Inc.*	19,070	507,453
Total Energy		12,140,258
Industrials - 13.5%
URS Corp.	35,020	1,855,710
Parker Hannifin Corp.	14,165	1,822,186
Republic Services, Inc. — Class A	46,060	1,529,192
United Technologies Corp.	13,190	1,501,022
Quanta Services, Inc.*	46,090	1,454,600
Covanta Holding Corp.	39,160	695,090
General Cable Corp.	11,890	349,685
Total Industrials		9,207,485
Consumer Staples - 10.2%
CVS Caremark Corp.	33,400	2,390,438
Wal-Mart Stores, Inc.	19,335	1,521,471
Bunge Ltd.	16,970	1,393,407
Mondelez International, Inc. — Class A	32,980	1,164,194
Kraft Foods Group, Inc.	8,671	467,540
Total Consumer Staples		6,937,050
Information Technology - 8.4%
Computer Sciences Corp.	34,085	1,904,670
TE Connectivity Ltd.	29,010	1,598,741
Cisco Systems, Inc.	64,560	1,449,372
Global Payments, Inc.	5,857	380,646
NetApp, Inc.	8,885	365,529
Total Information Technology		5,698,958
Health Care - 6.7%
Aetna, Inc.	28,590	1,960,987
UnitedHealth Group, Inc.	11,625	875,363
Teva Pharmaceutical Industries Ltd. ADR	17,515	702,001
Pfizer, Inc.	15,920	487,630
Covidien plc	6,855	466,826
Mallinckrodt plc*	945	49,386
Total Health Care		4,542,193
Consumer Discretionary - 6.2%
Time Warner, Inc.	29,295	2,042,447
Lowe's Companies, Inc.	24,180	1,198,119
DeVry Education Group, Inc.	17,840	633,320
Kohl's Corp.	6,320	358,660
Total Consumer Discretionary		4,232,546
Materials - 4.6%
Dow Chemical Co.	48,060	2,133,863
Coeur Mining, Inc.*	66,630	722,936
Potash Corporation of Saskatchewan, Inc.	8,930	294,333
Total Materials		3,151,132
Utilities - 2.4%
Edison International	35,245	1,631,844
Telecommunication Services - 0.6%
Windstream Holdings, Inc.	53,271	425,103
Total Common Stocks
(Cost $49,277,187)		64,879,975

EXCHANGE TRADED FUNDS† - 1.9%
iShares Russell 1000 Value ETF	14,090	1,326,714
Total Exchange Traded Funds
(Cost $1,162,522)		1,326,714

SHORT TERM INVESTMENTS† - 5.1%
Dreyfus Treasury Prime Cash Management Fund	3,496,387	3,496,387
Total Short Term Investments
(Cost $3,496,387)		3,496,387
Total Investments - 102.4%
(Cost $53,936,096)		$69,703,076
Other Assets & Liabilities, net - (2.4)%		(1,662,382)
Total Net Assets - 100.0%		$68,040,694

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

ADR — American Depositary Receipt

plc — Public Limited Company

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
EXCHANGE TRADED FUNDS†,4 - 8.8%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	11,000	$297,220
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	11,000	294,580
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	11,000	293,370
Total Exchange Traded Funds
(Cost $889,790)		885,170

	Face Amount
ASSET BACKED SECURITIES†† - 4.8%
Cerberus Onshore II CLO LLC
2014-1A, 2.94% due 10/15/23[1,2]	$250,000	247,800
T2 Income Fund CLO Ltd.
2007-1A, 1.74% due 07/15/19[1,2]	250,000	238,525
Total Asset Backed Securities
(Cost $482,574)		486,325

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.1%
SRERS-2011 Funding Ltd.
2011-RS,0.42% due 05/09/46[1,2]	451,729	409,447
Total Collateralized Mortgage Obligations
(Cost $409,755)		409,447
CORPORATE BONDS†† - 2.6%
Financials - 2.6%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
8.00% due 01/15/18	250,000	260,000
Total Corporate Bonds
(Cost $260,750)		260,000
REPURCHASE AGREEMENT††,3 - 4.7%
State Street
issued 12/31/13 at 2.67% due 01/09/14	476,000	476,000
Total Repurchase Agreement
(Cost $476,000)		476,000
Total Investments - 25.0%
(Cost $2,518,869)		$2,516,942
Other Assets & Liabilities, net - 75.0%		7,567,253
Total Net Assets - 100.0%		$10,084,195

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $895,772 (cost $892,329), or 8.9% of total net assets.
[3]	Repurchase Agreement — See Note 3.
[4]	Investment in a product that pays a management fee to a party related to the advisor.

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
PREFERRED STOCKS† - 2.1%
Aspen Insurance Holdings Ltd.
5.95%[1,2]	320,000	$7,254,400
Goldman Sachs Group, Inc.
5.50%[1]	260,000	5,795,400
Morgan Stanley
7.13%[1,2]	105,000	2,744,700
City National Corp.
6.75%[1,2]	24,000	630,720
Total Preferred Stocks
(Cost $17,725,000)		16,425,220
EXCHANGE TRADED FUNDS† - 2.4%
iShares MSCI Spain Capped ETF	286,530	11,051,462
SPDR EURO STOXX 50 ETF	253,600	10,701,920
Total Exchange Traded Funds
(Cost $18,779,085)		21,753,382
SHORT TERM INVESTMENTS† - 4.5%
Federated U.S. Treasury Cash Reserve Fund	41,388,014	41,388,014
Total Short Term Investments
(Cost $41,388,014)		41,388,014

	Face Amount
ASSET BACKED SECURITIES†† - 34.4%
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[1,3]	$17,973,059	17,333,217
Cedar Woods CRE CDO Ltd.
0.43% due 07/25/51	17,330,190	14,082,513
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41[7]	14,423,832	13,112,705
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.52% due 08/15/56[1,3]	15,729,236	12,964,035
RAIT CRE CDO I Ltd.
2006-1X, 0.50% due 11/20/46[1]	14,114,662	11,362,303
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.49% due 05/15/21[1,3]	10,850,000	10,216,360
GreenPoint Mortgage Funding Trust 2005-HE4
0.87% due 07/25/30[1]	8,000,000	7,120,704
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[3]	6,927,083	6,970,031
Turbine Engines Securitization Ltd.
5.13% due 12/13/48[3]	4,200,000	4,106,760
6.38% due 12/13/48[3]	2,900,000	2,817,640
Highland Park CDO I Ltd.
2006-1A, 0.57% due 11/25/51[1,3]	7,632,674	6,631,267
Jasper CLO Ltd.
2005-1A, 1.14% due 08/01/17[1,3]	7,000,000	6,511,631
N-Star REL CDO VIII Ltd.
2006-8A, 0.53% due 02/01/41[1,3]	4,600,000	3,582,940
2006-8A, 0.46% due 02/01/41[1,3]	2,749,543	2,506,208
Lehman XS Trust 2007-9
2007-9, 0.28% due 06/25/37[1]	6,609,485	5,740,258
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3]	5,701,751	5,648,724
Structured Asset Securities Corporation Mortgage Loan Trust 2006-OPT1
0.42% due 04/25/36[1]	6,613,922	5,642,066
Accredited Mortgage Loan Trust 2007-1
0.29% due 02/25/37[1]	5,871,907	5,427,033
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25†††,3	6,450,000	5,031,000
GSAA Home Equity Trust 2007-7
0.43% due 07/25/37[1]	5,717,306	4,854,181
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.85% due 01/10/38[1,3]	5,510,621	4,846,040
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.44% due 11/25/52[1,3]	4,888,179	4,627,150
Telos CLO Ltd.
2013-3A, 4.49% due 01/17/24[1,3]	2,550,000	2,464,830
2013-3A, 3.24% due 01/17/24[1,3]	1,750,000	1,715,700
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.95% due 09/20/23[1,3]	3,250,000	3,214,900
2013-1A, 5.70% due 09/20/23[1,3]	750,000	739,500
New Century Home Equity Loan Trust 2004-4
0.96% due 02/25/35[1]	4,119,254	3,734,565
Northwoods Capital VII Ltd.
2006-7A, 3.74% due 10/22/21[1,3]	2,000,000	1,862,600
2006-7A, 1.79% due 10/22/21[1,3]	1,600,000	1,504,320
Grayson CLO Ltd.
2006-1A, 0.65% due 11/01/21[1,3]	3,700,000	3,351,460
GSAA Home Equity Trust 2006-14
0.41% due 09/25/36[1]	5,648,168	3,312,311

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 34.4% (continued)
Rockwall CDO II Ltd.
2007-1A, 0.49% due 08/01/24[1,3]	$2,592,421	$2,397,989
2007-1A, 0.79% due 08/01/24[1,3]	1,050,000	901,320
Marathon CLO II Ltd.
2005-2A, 2.05% due 12/20/19[1,3]	2,050,000	1,985,835
2005-2A, 0.00% due 12/20/19[3]	2,250,000	1,292,625
CIT Mortgage Loan Trust 2007-1
2007-1, 1.61% due 10/25/37[1,3]	3,750,000	3,256,740
First Franklin Mortgage Loan Trust 2006-FF1
0.50% due 01/25/36[1]	2,750,000	2,378,010
2006-FF1, 0.60% due 01/25/36[1]	1,225,000	869,945
DIVCORE CLO Ltd. 2013-1A B
4.10% due 11/15/32	3,250,000	3,240,250
Great Lakes CLO 2012-1 Ltd.
2012-1A, 0.00% due 01/15/23[3]	3,250,000	3,030,300
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
0.30% due 07/25/37[1,3]	3,585,816	3,030,015
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[3]	3,250,000	2,968,550
Home Equity Asset Trust 2006-3
0.47% due 07/25/36[1]	3,100,000	2,794,129
Home Equity Asset Trust 2005-7
0.61% due 01/25/36[1]	3,250,000	2,723,195
Atlas Senior Loan Fund II Ltd.
2012-2A, 0.00% due 01/30/24[3]	2,850,000	2,634,540
Citigroup Mortgage Loan Trust 2007-WFHE2
0.51% due 03/25/37[1]	3,200,000	2,604,294
CGRBS_13-VNO5
3.70% due 03/15/35	3,000,000	2,570,334
ACA CLO 2007-1 Ltd.
2007-1A, 1.19% due 06/15/22[1,3]	2,800,000	2,513,840
Park Place Securities Incorporated Series 2005-WHQ2
0.62% due 05/25/35[1]	3,000,000	2,506,668
HSI Asset Securitization Corporation Trust 2007-WF1
0.33% due 05/25/37[1]	2,692,708	2,473,413
Callidus Debt Partners Clo Fund VI Ltd.
2007-6A, 3.24% due 10/23/21[1,3]	2,100,000	1,975,680
2007-6A, 1.49% due 10/23/21[1,3]	500,000	463,000
Newcastle CDO Ltd.
2007-9A, 0.42% due 05/25/52	2,489,309	2,431,059
Wells Fargo Home Equity Asset-Backed Securities 2005-4 Trust
2006-1, 0.42% due 05/25/36[1]	2,800,000	2,413,939
MCF CLO LLC
3.79% due 04/20/23	1,500,000	1,468,500
0.00% due 01/20/24	1,000,000	920,100
San Gabriel CLO Ltd.
2007-1A, 2.49% due 09/10/21[1,3]	2,450,000	2,303,735
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.24% due 12/20/18[1,3]	2,376,000	2,245,558
New Century Home Equity Loan Trust 2005-1
0.88% due 03/25/35[1]	2,522,801	2,190,685
Fannie Mae[4]
2013-52, 3.00% due 06/25/43	1,471,526	1,115,524
2013-54, 3.00% due 06/25/33	1,223,945	1,042,340
Bear Stearns Asset Backed Securities Trust 2005-3
0.91% due 09/25/35[1]	2,250,000	2,106,484
GSC Partners CDO Fund Limited / GSC Partners CDO Fund Corp.
0.00% due 11/20/16*,1,3	5,200	2,049,112
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd.
2007-1A, 2.54% due 08/07/21[1,3]	2,100,000	2,048,340
Acis CLO 2013-1 Ltd.
2013-1A, 4.77% due 04/18/24[1,3]	2,100,000	2,046,030
Ableco Capital LLC 2013-1
4.92% due 05/31/19[1,7]	2,000,000	2,000,000
Salus CLO 2012-1 Ltd.
2013-1AN, 6.99% due 03/05/21[1,3]	1,200,000	1,199,760
2013-1AN, 4.99% due 03/05/21[1,3]	750,000	749,925
TCW Global Project Fund III Ltd.
2005-1A, 0.89% due 09/01/17[1,3]	1,500,000	1,410,600
2005-1A, 1.09% due 09/01/17[1,3]	600,000	527,160
Cerberus Onshore II CLO LLC
2014-1A, 3.74% due 10/15/23[1,3]	1,000,000	974,900
2014-1A, 4.24% due 10/15/23†††,1,3	1,000,000	954,300
TCW Global Project Fund II Ltd.
2004-1A, 1.59% due 06/15/16[1,3]	2,000,000	1,885,000

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 34.4% (continued)
NewStar Commercial Loan Trust
2007-1A, 2.54% due 09/30/22[1,3]	$1,000,000	$950,800
2007-1A, 1.54% due 09/30/22[1,3]	1,000,000	918,400
Churchill Financial Cayman Ltd.
2007-1A, 1.49% due 07/10/19[1,3]	1,000,000	923,400
2007-1A, 2.84% due 07/10/19[1,3]	1,000,000	906,800
Genesis Funding Ltd.
2006-1A, 0.41% due 12/19/32[1,3]	1,971,280	1,784,009
Airplanes Pass Through Trust
2001-1A, 0.72% due 03/15/19[1]	3,990,370	1,755,763
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/14/24[3]	1,800,000	1,720,080
Acis CLO 2013-2 Ltd.
4.11% due 10/14/22[1,3]	1,800,000	1,719,000
Liberty CLO Ltd.
2005-1A, 0.74% due 11/01/17[1,3]	1,750,000	1,678,950
Tricadia CDO 2005-4 Ltd.
2005-4A, 0.79% due 12/11/40[1,3]	1,747,467	1,651,531
Ares XXV CLO Ltd.
2013-3A, 0.00% due 01/17/24[3]	2,000,000	1,611,400
Landmark VIII CDO Ltd.
2006-8A, 1.69% due 10/19/20[1,3]	1,650,000	1,567,170
NewStar Commercial Loan Trust
2006-1A, 0.93% due 03/30/22[1,3]	1,600,000	1,533,120
Asset Backed Securities Corporation Home Equity Loan Trust Series OOMC 2006-HE5
0.30% due 07/25/36[1]	1,723,225	1,531,487
Telos CLO 2007-2 Ltd.
2007-2A, 2.44% due 04/15/22[1,3]	1,650,000	1,518,990
Blade Engine Securitization Ltd.
2006-1A, 3.17% due 09/15/41[1,3]	1,307,897	851,049
2006-1A, 1.17% due 09/15/41[1]	847,533	579,865
Westwood CDO II Ltd.
2007-2X, 2.04% due 04/25/22[1]	1,550,000	1,407,710
Bacchus 2006-1 Ltd.
2006-1A, 1.79% due 01/20/19[1,3]	1,500,000	1,374,150
Cerberus Offshore Levered I, LP
2012-1A, 6.24% due 11/30/18[1,3]	1,350,000	1,347,570
Structured Asset Investment Loan Trust 2005-2
0.90% due 03/25/35[1]	1,500,000	1,287,137
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.74% due 01/15/22[1,3]	1,250,000	1,261,250
KKR Financial CLO 2007-A Corp.
2007-AA, 4.74% due 10/15/17[1,3]	1,212,324	1,203,353
ICE EM CLO
2007-1A, 1.25% due 08/15/22[1,3]	1,250,000	1,148,750
Aames Mortgage Investment Trust 2006-1
0.32% due 04/25/36[1]	1,228,481	1,140,038
WhiteHorse II Ltd.
0.00% due 06/15/17†,1,3	2,100,000	1,071,000
T2 Income Fund CLO Ltd.
2007-1A, 2.99% due 07/15/19[1,3]	700,000	655,690
2007-1A, 1.74% due 07/15/19[1,3]	400,000	381,640
Kingsland III Ltd.
2006-3A, 1.84% due 08/24/21[1,3]	1,140,000	1,035,576
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.93% due 04/29/19[1,3]	1,100,000	1,024,320
Aerco Ltd.
2000-2A, 0.63% due 07/15/25[1]	1,675,749	1,011,817
Fortress Credit Opportunities
0.58% due 07/15/19	1,100,000	989,670
Pacifica CDO V Corp.
2006-5A, 5.81% due 01/26/20[3]	950,000	965,295
Pangaea CLO Ltd.
2007-1A, 0.74% due 10/21/21[1,3]	1,000,000	936,800
Gleneagles CLO Ltd.
2005-1A, 1.14% due 11/01/17[1,3]	1,000,000	929,300
Eastland CLO Ltd.
2007-1A, 0.64% due 05/01/22[1,3]	1,000,000	888,400
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.62% due 11/14/33[1,3]	1,046,095	878,720
Credit Card Pass-Through Trust 2012-BIZ
0.00% due 12/15/49[3]	939,514	769,932
ACS 2007-1 Pass Through Trust
2007-1A, 0.48% due 06/14/37[1,3]	825,759	767,956
Garrison Funding 2013-2 Ltd.
2013-2A, 4.98% due 09/25/23[1,3]	750,000	746,250

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 34.4% (continued)
Central Park CLO Ltd.
2011-1A, 3.44% due 07/23/22[1,3]	$750,000	$725,100
Structured Asset Receivables Trust Series
2005-1A, 0.74% due 01/21/15[1,3]	712,867	673,089
Northwind Holdings LLC
2007-1A, 1.02% due 12/01/37[1,3]	731,500	662,008
Asset Backed Securities Corporation Home Equity Loan Trust Series 2004-HE8
1.21% due 12/25/34[1]	750,000	657,349
Westwood CDO I Ltd.
2007-1A, 0.92% due 03/25/21[1,3]	700,000	643,580
Fraser Sullivan CLO VI Ltd.
2011-6A, 4.74% due 11/22/22†,1,3	600,000	600,355
Summit Lake CLO Ltd.
2005-1A, 0.00% due 02/24/18[3]	1,550,000	568,540
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.73% due 09/15/35[1,3]	507,215	483,427
MC Funding Limited / MC Funding 2006-1 LLC
2006-1A, 1.20% due 12/20/20[1,3]	500,000	468,250
Copper River CLO Ltd.
2007-1A, 1.04% due 01/20/21[1,3]	500,000	455,850
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.43% due 07/09/17	390,000	368,238
ACS 2006-1 Pass Through Trust
2006-1A, 0.44% due 06/20/31[1,3]	401,847	365,681
Raspro Trust
2005-1A, 0.65% due 03/23/24[1,3]	395,535	359,937
OFSI Fund Ltd.
2006-1A, 1.10% due 09/20/19[1,3]	370,000	344,063
Drug Royalty Limited Partnership 1
2012-1, 5.49% due 07/15/24[1,3]	280,000	292,222
Aircraft Lease Securitisation Ltd.
2007-1A, 0.43% due 05/10/32[1,3]	279,295	268,123
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21†,3	174,767	169,576
Aircraft Certificate Owner Trust 2003
2003-1A, 6.46% due 09/20/22[3,7]	124,392	124,380
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.45% due 03/25/38[1,3]	86,008	84,821
SBI Home Equity Loan Trust 2006-1
2006-1A, 0.31% due 04/25/35[1,3]	85,280	82,435
Castle Trust
2003-1AW, 0.92% due 05/15/27[1,3]	79,261	72,127
BlackRock Senior Income Series
2004-1X, 0.00% due 09/15/16	2,400,000	1,200
Total Asset Backed Securities
(Cost $321,472,961)		320,623,164
CORPORATE BONDS†† - 31.1%
Financials - 14.0%
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/22	7,000,000	6,562,500
6.50% due 07/01/21	3,550,000	3,381,375
6.50% due 08/01/18	1,500,000	1,526,250
7.88% due 10/01/20	950,000	985,625
9.63% due 05/01/19	390,000	438,750
Bank of America Corp.
5.20% due 12/29/49[1,2]	12,200,000	10,735,999
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	11,720,000	10,372,200
Citigroup, Inc.
5.35% due 05/29/49[1,2]	6,725,000	5,904,550
5.95% due 12/29/49[1,2]	3,800,000	3,516,330
General Electric Capital Corp.
5.25% due 06/29/49[1,2]	9,800,000	9,212,000
EPR Properties
5.75% due 08/15/22	4,350,000	4,435,033
5.25% due 07/15/23	4,000,000	3,907,620
JPMorgan Chase & Co.
5.15% due 12/31/49[1,2]	8,875,000	7,965,313
ING US, Inc.
5.65% due 05/15/53[1]	7,500,000	7,293,750
Wilton Re Finance LLC
5.88% due 03/30/33[1,3]	5,750,000	5,663,750
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	6,150,000	5,507,325
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[3]	3,801,000	4,000,553
Prudential Financial, Inc.
5.63% due 06/15/43[1]	3,800,000	3,724,000
Opal Acquisition, Inc.
8.88% due 12/15/21[3]	3,350,000	3,333,250
Barclays plc
8.25% due 12/15/18[1,2]	3,150,000	3,252,375
Kennedy-Wilson, Inc.
8.75% due 04/01/19	2,925,000	3,210,188
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[3]	2,900,000	3,045,000

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
CORPORATE BONDS†† - 31.1% (continued)
Financials - 14.0% (continued)
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,2]	$3,320,000	$3,012,900
Nuveen Investments, Inc.
9.13% due 10/15/17[3]	2,490,000	2,490,000
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[3]	1,400,000	1,963,262
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,3]	1,650,000	1,706,524
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[3]	1,700,000	1,683,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[3]	1,724,400	1,646,802
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,400,000	1,344,805
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/23[3]	1,450,000	1,341,250
Credit Suisse Group AG
7.50% due 12/11/23[1,2,3]	1,200,000	1,267,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[3]	1,075,000	1,118,000
Emigrant Bancorp, Inc.
6.25% due 06/15/14[3]	1,000,000	1,013,427
Prosight Global Inc.
7.50% due 11/20/20[7]	850,000	837,335
American Equity Investment Life Holding Co.
6.63% due 07/15/21	500,000	522,500
Ironshore Holdings US, Inc.
8.50% due 05/15/20[3]	315,000	357,596
Scottrade Financial Services, Inc.
6.13% due 07/11/21[3]	125,000	123,438
LCP Dakota Fund
10.00% due 08/17/15[7]	92,000	92,000
Total Financials		128,494,075
Energy - 5.0%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[3]	5,000,000	5,199,999
6.63% due 12/01/21[3]	2,500,000	2,418,750
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
5.88% due 08/01/23[3]	4,750,000	4,524,375
4.75% due 11/15/21[3]	1,750,000	1,601,250
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
8.38% due 06/01/20	4,846,000	5,342,715
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	2,745,000	2,978,325
6.13% due 03/01/22[3]	2,300,000	2,357,500
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	4,650,000	5,068,500
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	3,075,000	3,198,000
Memorial Production Partners Limited Partnership / Memorial Production Finance Corp.
7.63% due 05/01/21[3]	2,290,000	2,352,975
Gibson Energy, Inc.
6.75% due 07/15/21[3]	1,800,000	1,903,500
SandRidge Energy, Inc.
7.50% due 03/15/21	1,525,000	1,597,438
7.50% due 02/15/23	250,000	253,750
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[3]	1,100,000	1,056,000
9.25% due 08/15/21[3]	600,000	613,500
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	1,300,000	1,413,750
Pacific Drilling S.A.
5.38% due 06/01/20[3]	1,400,000	1,407,000
Exterran Partners Limited Partnership / EXLP Finance Corp.
6.00% due 04/01/21[3]	900,000	893,250
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
7.00% due 08/15/21[3]	850,000	858,500
Unit Corp.
6.63% due 05/15/21	700,000	738,500
IronGate Energy Services LLC
11.00% due 07/01/18[3]	500,000	485,000
Total Energy		46,262,577
Consumer Discretionary - 3.2%
MDC Partners, Inc.
6.75% due 04/01/20[3]	8,500,000	8,893,125
Laureate Education, Inc.
9.25% due 09/01/19[3]	3,311,000	3,600,713
GRD Holdings III Corp.
10.75% due 06/01/19[3]	3,255,000	3,547,950

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
CORPORATE BONDS†† - 31.1% (continued)
Consumer Discretionary - 3.2% (continued)
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20[3]	$2,750,000	$2,750,000
Sabre, Inc.
8.50% due 05/15/19[3]	2,000,000	2,220,000
WMG Acquisition Corp.
11.50% due 10/01/18	1,440,000	1,656,000
CPG Merger Sub LLC
8.00% due 10/01/21[3]	1,050,000	1,092,000
Stanadyne Corp.
10.00% due 08/15/14	1,100,000	1,067,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	600,000	651,000
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	500,000	515,000
Wok Acquisition Corp.
10.25% due 06/30/20[3]	465,000	505,106
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[3]	450,000	497,250
Gibson Brands, Inc.
8.88% due 08/01/18[3]	450,000	474,750
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/21[3]	400,000	393,000
DreamWorks Animation SKG, Inc.
6.88% due 08/15/20[3]	300,000	317,250
Continental Airlines 2009-2 Class B Pass Through Trust
9.25% due 05/10/17[7]	243,849	270,062
Live Nation Entertainment, Inc.
7.00% due 09/01/20[3]	190,000	206,150
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20[7]	189,865	198,409
INTCOMEX, Inc.
13.25% due 12/15/14	165,000	160,256
Empire Today LLC / Empire Today Finance Corp.
11.38% due 02/01/17[3]	115,000	114,425
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19[7]	97,112	103,910
Total Consumer Discretionary		29,233,356
Materials - 2.5%
TPC Group, Inc.
8.75% due 12/15/20[3]	7,300,000	7,756,250
Barrick Gold Corp.
4.10% due 05/01/23	5,000,000	4,519,455
Clearwater Paper Corp.
4.50% due 02/01/23	2,750,000	2,475,000
Eldorado Gold Corp.
6.13% due 12/15/20[3]	2,250,000	2,165,625
KGHM International Ltd.
7.75% due 06/15/19[3]	1,235,000	1,302,925
Mirabela Nickel Ltd.
8.75% due 04/15/18[3,7]	2,948,000	737,000
3.50% due 03/28/14[3,7]	537,915	537,915
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,450,000	1,250,625
Hecla Mining Co.
6.88% due 05/01/21[3]	1,075,000	1,032,000
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[3]	500,000	517,500
Pretium Packaging LLC / Pretium Finance, Inc.
11.50% due 04/01/16	342,000	365,085
Kaiser Aluminum Corp.
8.25% due 06/01/20	250,000	282,500
Alcoa, Inc.
5.87% due 02/23/22	250,000	258,040
Total Materials		23,199,920
Telecommunication Services - 1.7%
Avaya, Inc.
7.00% due 04/01/19[3]	5,175,000	5,071,500
Alcatel-Lucent USA, Inc.
8.88% due 01/01/20[3]	2,200,000	2,453,000
6.75% due 11/15/20[3]	1,000,000	1,038,750
Expo Event Transco, Inc.
9.00% due 06/15/21[3]	2,275,000	2,314,813
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[3]	1,770,000	1,889,475
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[3]	1,200,000	1,164,000
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22	875,000	905,625
UPCB Finance VI Ltd.
6.88% due 01/15/22[3]	400,000	425,000
Total Telecommunication Services		15,262,163
Information Technology - 1.5%
Stream Global Services, Inc.
11.25% due 10/01/14	3,880,000	3,889,700
Aspect Software, Inc.
10.63% due 05/15/17	3,514,000	3,540,355
Eagle Midco, Inc.
9.00% due 06/15/18[3]	2,950,000	3,075,375
IAC
4.88% due 11/30/18[3]	1,000,000	1,022,500
ViaSat, Inc.
6.88% due 06/15/20	750,000	793,125

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
CORPORATE BONDS†† - 31.1% (continued)
Information Technology - 1.5% (continued)
First Data Corp.
8.75% due 01/15/22[3]	$300,000	$320,250
6.75% due 11/01/20[3]	300,000	312,000
Stratus Technologies Bermuda Limited / Stratus Technologies, Inc.
19.99% due 03/29/15	321	321,000
Audatex North America, Inc.
6.00% due 06/15/21[3]	300,000	314,250
Total Information Technology		13,588,555
Industrials - 1.2%
ADT Corp.
6.25% due 10/15/21[3]	2,000,000	2,100,000
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[3]	2,053,941	1,990,269
CEVA Group plc
8.38% due 12/01/17[3]	1,755,000	1,833,975
Chicago Bridge & Iron Co.
5.15% due 12/27/22	1,650,000	1,550,175
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17	1,340,000	1,413,700
SBM Baleia Azul Sarl
5.50% due 09/15/27	1,050,610	996,188
Level 3 Financing, Inc.
6.13% due 01/15/21[3]	500,000	505,000
Travelport LLC
11.88% due 09/01/16	250,000	253,750
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	200,000	221,500
Checkers & Rally's Restaurants, Inc.
11.63% due 11/01/16[3,7]	110,000	112,200
Coleman Cable, Inc.
9.00% due 02/15/18	105,000	110,250
Victor Technologies Group, Inc.
9.00% due 12/15/17	96,000	102,720
RR Donnelley & Sons Co.
6.50% due 11/15/23	34,000	34,340
Total Industrials		11,224,067
Consumer Staples - 1.1%
Vector Group Ltd.
7.75% due 02/15/21	4,475,000	4,732,312
Harbinger Group, Inc.
7.88% due 07/15/19[3]	2,400,000	2,577,000
US Foods, Inc.
8.50% due 06/30/19	890,000	974,550
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	826,000	904,470
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[3]	500,000	530,000
Central Garden and Pet Co.
8.25% due 03/01/18	525,000	510,563
Total Consumer Staples		10,228,895
Utilities - 0.7%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3]	3,150,000	3,256,313
NGL Energy Partners Limited Partnership / NGL Energy Finance Corp.
6.88% due 10/15/21[3]	2,800,000	2,870,000
FPL Energy National Wind LLC
5.61% due 03/10/24[3]	120,672	118,118
Total Utilities		6,244,431
Health Care - 0.1%
Symbion, Inc.
8.00% due 06/15/16	600,000	636,000
Physio-Control International, Inc.
9.88% due 01/15/19[3]	303,000	339,360
Total Health Care		975,360
Other - 0.1%
KKR Financial CLO Ltd.
5.24% due 05/15/21	800,000	797,920
Utility - 0.0%
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
9.25% due 06/01/21	400,000	418,000
Total Corporate Bonds
(Cost $292,465,179)		285,929,319
SENIOR FLOATING RATE INTERESTS††,1 - 25.3%
Consumer Discretionary - 5.8%
Lions Gate Entertainment Corp.
5.00% due 07/18/20	7,650,000	7,669,124
Landry's, Inc.
4.00% due 04/24/18	4,523,140	4,552,811
Neiman Marcus Group, Inc.
5.00% due 10/25/20	3,650,000	3,692,085
David'S Bridal, Inc.
5.00% due 10/11/19	2,920,500	2,929,641
Fleetpride Corp.
5.25% due 11/19/19	2,128,872	2,100,941
9.25% due 05/15/20	250,000	237,708
CHG Healthcare Services, Inc.
4.25% due 11/19/19	2,319,388	2,328,086
Sears Holdings Corp.
5.50% due 06/30/18	2,200,000	2,212,078
IntraWest Holdings S.à r.l.
5.50% due 11/26/20	1,100,000	1,109,625
7.75% due 12/10/18	750,000	720,165

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1 - 25.3% (continued)
Consumer Discretionary - 5.8% (continued)
TI Automotive Ltd.
5.50% due 03/28/19	$1,637,625	$1,658,095
Southern Graphics, Inc.
4.26% due 10/17/19	1,534,863	1,534,863
Guitar Center, Inc.
6.25% due 04/09/17	1,485,798	1,446,796
California Pizza Kitchen, Inc.
5.25% due 03/29/18	1,348,603	1,316,007
Laureate Education, Inc.
5.00% due 06/16/18	1,305,730	1,311,449
Alexander Mann Solutions Ltd.
5.75% due 12/18/19	1,300,000	1,293,500
NES Global Talent
6.50% due 10/02/19	1,300,000	1,293,500
Capital Automotive LP
6.00% due 04/30/20	1,250,000	1,287,500
Jacobs Entertainment, Inc.
6.25% due 10/29/18	1,234,375	1,228,203
Ollies Bargain Outlet
5.26% due 09/28/19	990,501	995,453
Applied Systems, Inc.
8.25% due 06/08/17	950,000	951,188
ValleyCrest Companies LLC
5.50% due 06/13/19	895,500	898,858
Fender Musical Instruments Corp.
5.75% due 04/03/19	803,250	814,801
GCA Services Group, Inc.
9.25% due 11/01/20	440,000	445,227
4.29% due 11/01/19	328,937	329,348
Transtar Industries, Inc.
5.50% due 10/09/18	539,634	528,841
9.75% due 10/09/19	245,000	232,750
Steinway Musical Instruments, Inc.
9.25% due 09/18/20	625,000	645,313
Armored AutoGroup, Inc.
6.00% due 11/05/16	640,614	641,818
Horseshoe Baltimore
8.25% due 07/02/20	550,000	567,534
Go Daddy Operating Company LLC
4.00% due 12/16/18	337,288	337,359
Navistar, Inc.
5.75% due 08/17/17	298,611	302,624
Keystone Automotive Operations, Inc.
7.00% due 08/15/19	199,500	199,999
Targus Group International, Inc.
12.00% due 05/24/16	233,643	192,171
NAB Holdings LLC
7.00% due 04/24/18	161,875	162,684
Hudson's Bay Co.
8.25% due 11/04/21	100,000	103,250
Rite Aid Corp.
5.75% due 08/21/20	100,000	102,344
Totes Isotoner Corp.
7.25% due 07/07/17	85,583	85,744
Container Store, Inc.
4.25% due 04/06/19	81,009	81,111
CKX Entertainment, Inc.
9.00% due 06/21/17	43,475	39,128
Total Consumer Discretionary		53,329,722
Industrials - 5.3%
Travelport Holdings Ltd.
6.25% due 06/26/19	10,243,525	10,491,111
4.19% due 12/01/16	653,144	664,574
SIRVA Worldwide, Inc.
7.50% due 03/27/19	3,870,750	3,948,165
syncreon
5.25% due 10/28/20	2,850,000	2,833,983
Berlin Packaging LLC
4.75% due 04/10/19	1,990,000	2,001,204
8.75% due 04/10/20	600,000	612,750
ServiceMaster Co.
4.25% due 01/31/17	2,475,000	2,449,631
Thermasys Corp.
5.26% due 05/03/19	2,394,938	2,355,014
MRC Global, Inc.
5.00% due 11/08/19	2,244,375	2,272,430
Sabre, Inc.
5.25% due 02/19/19	2,066,146	2,079,927
AABS Ltd.
4.87% due 01/12/38	2,027,060	2,032,127
Mast Global
8.25% due 09/12/19†††	1,700,000	1,683,000
Emerald Expositions
5.50% due 06/12/20	1,492,500	1,496,231
Dematic S.A.
5.25% due 12/28/19	1,435,996	1,442,286
Sutherland Global Services, Inc.
7.25% due 03/06/19	1,443,750	1,440,141
Doncasters Group Ltd.
9.50% due 10/09/20	1,350,000	1,366,875
Power Borrower, LLC
4.25% due 05/06/20	1,096,015	1,079,575
8.25% due 11/06/20	275,000	269,500
CPM Acquisition Corp.
6.25% due 08/29/17	849,250	852,434
10.25% due 03/01/18	450,000	453,375
US Shipping Corp.
9.00% due 04/30/18	1,253,700	1,281,908
NaNa Development Corp.
8.00% due 03/15/18	1,105,000	1,116,050
Exopack Holdings SA
5.25% due 05/08/19	1,000,000	1,015,000
Mitchell International, Inc.
8.50% due 10/11/21	900,000	911,817
Evergreen Tank Solutions, Inc.
9.50% due 09/28/18	665,442	662,114
SRA International, Inc.
6.50% due 07/20/18	660,000	658,350

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1 - 25.3% (continued)
Industrials - 5.3% (continued)
Hunter Fan Co.
6.50% due 12/20/17	$646,750	$645,942
Panolam Industries International, Inc.
7.25% due 08/23/17	439,758	421,069
Ceva Group plc
5.24% due 08/31/16	199,777	194,533
2.62% due 08/31/16	39,621	38,581
5.25% due 08/31/16	10,602	10,324
Helm Financial Corp.
6.25% due 06/01/17	137,879	137,189
Camp Systems International
8.25% due 11/30/19	120,000	122,250
Total Industrials		49,039,460
Financials - 4.4%
Digital Insight
4.75% due 10/16/19	2,500,000	2,500,000
8.75% due 08/01/20	2,400,000	2,448,000
Magic Newco, LLC
5.00% due 12/12/18	3,432,629	3,454,083
12.00% due 06/12/19	1,075,000	1,232,219
Intertrust Group
4.67% due 02/04/20	4,640,000	4,634,199
First Advantage Corp.
6.25% due 02/28/19	2,835,750	2,830,446
10.50% due 08/28/19	1,400,000	1,386,000
First Data Corp.
4.16% due 03/23/18	3,110,000	3,112,146
4.16% due 03/24/17	178,213	178,346
iStar Financial, Inc.
4.50% due 10/15/17	2,828,343	2,843,361
National Financial Partners
5.25% due 07/01/20	1,940,250	1,958,042
USI Holdings Corp.
4.25% due 12/27/19	1,935,375	1,942,033
Topaz Power Holdings LLC
5.25% due 02/26/20	1,831,500	1,826,921
Ceridian Corp.
4.41% due 05/09/17	1,655,371	1,660,023
American Stock Transfer & Trust
5.75% due 06/26/20	1,641,750	1,647,907
American Capital Ltd.
4.00% due 08/22/16	1,125,000	1,128,285
Grosvenor Capital Management Holdings, LLLP
3.75% due 11/25/20	850,000	848,938
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	693,000	692,134
9.25% due 06/10/20	116,932	116,055
Nuveen Investments, Inc.
4.17% due 05/13/17	800,000	796,168
Ranpak
8.50% due 04/23/20	650,000	666,250
HDV Holdings
5.75% due 12/18/18	666,563	661,563
Cetera Financial Group, Inc.
6.50% due 08/07/19	496,875	502,465
Santander Asset Management
4.25% due 12/17/20	450,000	450,563
Cooper Gay Swett & Crawford
8.25% due 10/16/20	400,000	386,000
Knight/Getco
5.75% due 11/30/17	197,664	197,911
Harbourvest
4.75% due 11/21/17	163,560	163,560
Total Financials		40,263,618
Information Technology - 3.4%
Greenway Medical Technolgies
6.00% due 11/04/20	3,650,000	3,631,751
9.25% due 11/04/21	550,000	552,750
P2 Energy Solutions
5.00% due 10/30/20	3,000,000	3,011,251
9.00% due 04/30/21	600,000	609,000
EIG Investors Corp.
5.00% due 11/09/19	2,762,508	2,774,608
SumTotal Systems
6.28% due 11/16/18	2,621,352	2,582,032
Blue Coat Systems, Inc.
4.50% due 05/31/19	2,475,047	2,480,467
Paradigm Ltd
4.75% due 07/30/19	2,370,488	2,355,672
LANDesk Group, Inc.
5.25% due 08/09/19	2,238,750	2,247,145
Deltek, Inc.
5.00% due 10/10/18	2,179,737	2,185,186
Wall Street Systems
5.75% due 10/25/19	1,435,500	1,441,787
9.25% due 10/25/20	600,000	604,500
IPC Systems, Inc.
7.75% due 07/31/17	1,588,125	1,583,887
Active Network, Inc., The
5.50% due 11/13/20	1,500,000	1,505,625
GlobalLogic Holdings, Inc.
6.25% due 06/03/19	1,200,000	1,197,000
Aspect Software, Inc.
7.00% due 05/07/16	786,806	788,286
Attachmate Group, Inc., The
7.25% due 11/22/17	651,673	663,351
ION Trading Technologies Ltd.
8.25% due 05/21/21	425,000	432,705
Paradigm, Ltd.
4.75% due 07/30/19	198,037	196,799
Eze Castle Software, Inc.
8.50% due 03/14/21	150,000	152,250

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1 - 25.3% (continued)
Information Technology - 3.4% (continued)
Sophos
6.50% due 05/10/19	$39,400	$39,400
Total Information Technology		31,035,452
Telecommunication Services - 2.1%
Associated Partners, Inc.
6.67% due 12/21/15†††	4,250,000	4,260,624
Avaya, Inc.
8.00% due 03/31/18	2,919,253	2,957,933
4.74% due 10/26/17	1,332,855	1,302,199
Cumulus Media, Inc.
4.25% due 12/18/20	3,150,000	3,165,750
Alcatel-Lucent, Inc.
5.75% due 01/30/19	2,596,036	2,605,122
Gogo LLC
11.25% due 06/21/17	1,050,032	1,134,034
Cengage Learning Acquisitions, Inc.
9.50% due 07/03/14	726,178	561,430
due 07/31/17[5]	707,069	549,308
Mitel Networks Corp.
7.00% due 02/27/19	982,757	982,757
Max Broadcast Group LLC
6.25% due 02/28/14†††	633,133	557,157
Hemisphere Media Group, Inc.
6.25% due 07/30/20	547,250	549,302
Mosaid Technologies
7.00% due 12/23/16	337,314	338,158
Asurion Corp.
11.00% due 09/02/19	130,000	133,738
Total Telecommunication Services		19,097,512
Health Care - 1.7%
Apria Healthcare Group, Inc.
6.75% due 04/06/20	4,079,500	4,087,986
Nextech Systems LLC
6.00% due 10/28/18	3,700,000	3,626,001
Learning Care Group (US), Inc.
6.00% due 05/08/19	2,512,375	2,521,796
Merge Healthcare, Inc.
6.00% due 04/23/19	2,106,397	1,958,949
Harvard Drug
5.00% due 08/16/20	1,742,656	1,754,645
DJO Finance LLC
4.75% due 09/15/17	1,237,500	1,249,108
Catalent Pharma Solutions, Inc.
6.50% due 12/31/17	300,000	304,125
4.25% due 09/15/17	247,500	248,480
VWR International LLC
4.17% due 04/03/17	198,000	198,578
Total Health Care		15,949,668
Consumer Staples - 1.5%
AdvancePierre Foods, Inc.
9.50% due 10/10/17	2,180,000	2,092,800
5.75% due 07/10/17	860,327	848,498
Grocery Outlet, Inc.
5.50% due 12/17/18	2,530,082	2,534,839
Performance Food Group
6.25% due 11/14/19	2,363,374	2,374,199
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	1,092,247	1,090,882
10.75% due 10/01/19	1,125,000	1,085,625
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	1,916,221	1,916,221
CTI Foods Holding Co. LLC
8.25% due 06/28/21	1,205,000	1,211,025
Hostess Brands
6.75% due 04/09/20	565,000	584,775
DS Waters of America, Inc.
5.25% due 08/30/20	200,000	202,750
Total Consumer Staples		13,941,614
Energy - 0.8%
Ocean Rig ASA
5.50% due 07/15/16	2,693,250	2,728,047
Panda Temple II Power
7.25% due 04/03/19	1,000,000	1,025,000
Varel International Energy Funding Corp.
9.25% due 07/17/17	970,000	984,550
Rice Energy
8.50% due 10/25/18	893,996	909,641
State Class Tankers
6.75% due 06/19/20	900,000	906,750
Shelf Drilling Holdings Ltd.
6.25% due 05/31/18	594,000	594,000
Atlas Energy LP
6.50% due 07/31/19	448,875	458,975
Total Energy		7,606,963
Utilities - 0.2%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	1,462,500	1,506,375
Materials - 0.1%
Royal Adhesives and Sealants
5.50% due 07/31/18	843,059	849,382
Oxbow Carbon
8.00% due 01/18/20	450,000	457,596
Total Materials		1,306,978
Total Senior Floating Rate Interests
(Cost $225,574,803)		228,327,362
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.5%
Nomura Resecuritization Trust 2012-1R
0.61% due 08/27/47[1,3]	15,240,951	14,041,488
IndyMac INDX Mortgage Loan Trust 2006-AR4
0.37% due 05/25/46[1]	13,393,430	11,218,311
Lehman XS Trust Series 2005-7N
0.43% due 12/25/35[1]	8,505,337	7,802,532

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.5% (continued)
Lehman XS Trust Series 2006-16N
0.35% due 11/25/46[1]	$9,391,485	$7,478,938
GreenPoint Mortgage Funding Trust 2006-AR1
0.45% due 02/25/36[1]	8,957,983	7,120,772
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.46% due 12/15/20[1,3]	3,249,529	3,167,108
2006-FL12,0.51% due 12/15/20[1,3]	2,599,924	2,508,217
HarborView Mortgage Loan Trust 2006-12
0.36% due 01/19/38[1]	6,517,275	5,298,551
SRERS-2011 Funding Ltd.
2011-RS,0.42% due 05/09/46[1,3]	4,893,727	4,435,674
Structured Asset Mortgage Investments II Trust 2006-AR1
0.39% due 02/25/36[1]	5,353,889	4,048,226
Alliance Bancorp Trust 2007-OA1
0.40% due 07/25/37[1]	3,983,057	2,592,906
Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8
0.87% due 06/15/20[1,3]	2,190,914	2,070,414
American Home Mortgage Assets Trust 2006-4
0.35% due 10/25/46[1]	2,719,129	1,748,734
Bear Stearns Mortgage Funding Trust 2007-AR5
0.33% due 06/25/47[1]	1,953,886	1,577,898
Resource Capital Corporation CRE Notes 2013 Ltd.
3.67% due 12/15/28[1,3]	1,000,000	1,001,000
Credit Suisse Mortgage Capital Certificates
2006-TF2A,0.57% due 10/15/21[1,3]	1,000,000	966,202
BAMLL-DB Trust
2012-OSI,6.79% due 04/13/29[3]	550,000	571,777
Total Collateralized Mortgage Obligations
(Cost $77,839,599)		77,648,748
MORTGAGE BACKED SECURITIES†† - 1.5%
Freddie Mac[4]
2013-4184,3.00% due 03/15/43	3,156,033	2,596,418
2013-4204,3.00% due 05/15/43	2,888,700	2,242,056
2013-4180,3.00% due 03/15/43	2,114,084	1,992,468
Fannie Mae[4]
2013-28,3.00% due 04/25/43	3,208,146	2,513,165
2013-34,3.00% due 04/25/43	2,198,507	1,898,651
2013-17,2.50% due 03/25/43	1,519,696	1,331,130
2013-2,3.00% due 02/25/43	965,997	824,595
2013-54,3.00% due 06/25/43	593,526	460,311
Total Mortgage Backed Securities
(Cost $16,206,341)		13,858,794

	Contracts

OPTIONS PURCHASED†† - 0.1%
Call options on:
SPDR Gold Shares Expiring January 2015 with strike price of $140.00	4,355	1,276,015
iShares 20+ Year Treasury Bond ETF Expiring March 2014 with strike price of $112.00	13,662	68,310
Total Call options		1,344,325
Total Options Purchased
(Cost $7,569,912)		1,344,325
Total Long Investments - 109.9%
(Cost $1,019,020,893)		$1,007,298,328

OPTIONS WRITTEN†† - 0.0%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring March 2014 with strike price of $118.00	13,662	(40,986)
SPDR Gold Trust Expiring January 2015 with strike price of $155.00	354	(54,516)
Total Call options		(95,502)
Total Options Written
(Premiums received $457,738)		(95,502)
Other Assets & Liabilities, net - (9.9)%		(86,719,631)
Total Net Assets - 100.0%		$920,483,195

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2014 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $18,548,145)	231	$60,753

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Units	Unrealized Gain
TOTAL RETURN INDEX SWAP AGREEMENTS SOLD SHORT††
Bank of America February 2014 Japan Government Bond 10 Year Future Index Swap, Terminating 02/05/14[6] (Notional Value $31,239,230)	590,757	$3,489,247

INTEREST RATE SWAP AGREEMENTS††

Counterparty	Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Merrill Lynch	Pay	3-Month USD-LIBOR	1.59%	07/02/18	$(34,550,000)	$(18,944)	$(18,944)
Merrill Lynch	Pay	3-Month USD-LIBOR	2.73%	07/02/23	(23,800,000)	580,349	580,349
							$561,405

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2013.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $357,383,165 (cost $353,789,338), or 38.8% of total net assets.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Security with no rate was unsettled at December 31, 2013.
[6]	Total return based on Japan Government Bond 10 year Future Index +/- financing at a variable rate.
[7]	Illiquid security

plc — Public Limited Company

REIT — Real Estate Investment Trust

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 97.7%
Financials - 27.2%
Hanover Insurance Group, Inc.	985,520	$58,845,399
Reinsurance Group of America, Inc. — Class A	454,574	35,188,573
American Financial Group, Inc.	526,320	30,379,190
WR Berkley Corp.	666,110	28,902,513
Northern Trust Corp.	352,130	21,793,326
Endurance Specialty Holdings Ltd.	309,400	18,152,498
Huntington Bancshares, Inc.	1,539,620	14,857,333
Alexandria Real Estate Equities, Inc.	205,230	13,056,733
Ocwen Financial Corp.*,1	230,694	12,791,982
BioMed Realty Trust, Inc.	688,600	12,477,432
Employers Holdings, Inc.	391,750	12,398,888
Wintrust Financial Corp.	231,110	10,658,793
Lexington Realty Trust	1,019,270	10,406,747
SVB Financial Group*	94,420	9,900,881
Home Loan Servicing Solutions Ltd.	423,227	9,721,524
City National Corp.	111,290	8,816,394
Zions Bancorporation	288,250	8,635,970
First Niagara Financial Group, Inc.	785,354	8,340,459
FirstMerit Corp.	372,872	8,288,945
First Midwest Bancorp, Inc.	412,938	7,238,803
Alleghany Corp.*	16,460	6,583,342
Redwood Trust, Inc.	263,753	5,108,896
Investors Real Estate Trust	562,530	4,826,507
Campus Crest Communities, Inc.	261,320	2,459,021
Total Financials		359,830,149
Industrials - 17.3%
Covanta Holding Corp.[2]	1,895,670	33,648,143
Navigant Consulting, Inc.*	1,528,150	29,340,480
Quanta Services, Inc.*	871,720	27,511,483
URS Corp.	510,500	27,051,395
Orbital Sciences Corp.*	984,140	22,930,462
Aegion Corp. — Class A*	915,096	20,031,451
General Cable Corp.	554,125	16,296,816
ICF International, Inc.*	422,370	14,660,463
Towers Watson & Co. — Class A	79,511	10,146,399
DigitalGlobe, Inc.*	235,553	9,693,006
United Stationers, Inc.	150,582	6,910,208
Saia, Inc.*,1	194,688	6,239,750
AZZ, Inc.	85,650	4,184,859
Thermoenergy Corp.*	2,701,839	78,353
Total Industrials		228,723,268
Materials - 10.0%
Owens-Illinois, Inc.*	1,148,180	41,081,880
Sonoco Products Co.	576,950	24,070,354
Zoltek Companies, Inc.*	955,626	16,006,735
Coeur Mining, Inc.*	1,225,220	13,293,637
Landec Corp.*	946,613	11,472,950
Olin Corp.	341,109	9,840,995
Royal Gold, Inc.	149,620	6,892,993
Allied Nevada Gold Corp.*	1,616,510	5,738,611
Globe Specialty Metals, Inc.	179,771	3,237,676
Total Materials		131,635,831
Energy - 9.9%
Cameco Corp.	1,435,860	29,822,812
Whiting Petroleum Corp.*	374,012	23,140,122
Superior Energy Services, Inc.*	756,590	20,132,860
Oasis Petroleum, Inc.*	324,610	15,246,932
Resolute Energy Corp.*	1,159,390	10,469,292
Patterson-UTI Energy, Inc.	383,270	9,704,396
Sanchez Energy Corp.*	334,524	8,199,183
C&J Energy Services, Inc.*	319,620	7,383,222
Energy XXI Bermuda Ltd.	262,780	7,110,827
Total Energy		131,209,646
Information Technology - 9.5%
Computer Sciences Corp.	801,860	44,807,937
IXYS Corp.[4]	2,136,329	27,708,187
Global Payments, Inc.	257,220	16,716,728
Maxwell Technologies, Inc.*,4	1,704,971	13,247,625
RF Micro Devices, Inc.*	2,464,500	12,716,820
Semtech Corp.*	426,190	10,774,083
Total Information Technology		125,971,380
Consumer Discretionary - 8.4%
Brown Shoe Company, Inc.	771,195	21,701,426
Cabela's, Inc.*	211,150	14,075,259
DeVry Education Group, Inc.	394,150	13,992,325
Scholastic Corp.	361,060	12,279,651
Jones Group, Inc.	797,811	11,935,253
Guess?, Inc.	343,808	10,682,115
Gentex Corp.	313,640	10,346,984
Chico's FAS, Inc.	489,670	9,225,383
Jack in the Box, Inc.*	137,720	6,888,754
Total Consumer Discretionary		111,127,150
Consumer Staples - 5.8%
Bunge Ltd.	378,470	31,076,171
Hormel Foods Corp.	392,400	17,724,708
Darling International, Inc.*	575,424	12,014,853
Ingredion, Inc.	144,250	9,875,355
JM Smucker Co.	61,580	6,380,920
Total Consumer Staples		77,072,007
Utilities - 4.8%
Black Hills Corp.	363,140	19,068,482
UGI Corp.	349,838	14,504,283
Pepco Holdings, Inc.	592,020	11,325,343
Great Plains Energy, Inc.	406,127	9,844,518
MDU Resources Group, Inc.	283,058	8,647,422
Total Utilities		63,390,048
Health Care - 4.8%
Kindred Healthcare, Inc.	782,716	15,450,814
MEDNAX, Inc.*	268,542	14,334,772
Hologic, Inc.*	592,511	13,242,621
Alere, Inc.*	271,274	9,820,119
Edwards Lifesciences Corp.*	102,190	6,720,014
Universal Health Services, Inc. — Class B	39,990	3,249,587
Total Health Care		62,817,927
Total Common Stocks
(Cost $957,332,991)		1,291,777,406

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp. *,3	858,334	$72,684
Total Preferred Stocks
(Cost $819,654)		72,684
SHORT TERM INVESTMENTS† - 1.6%
Dreyfus Treasury Prime Cash Management Fund	21,719,359	21,719,359
Total Short Term Investments
(Cost $21,719,359)		21,719,359

	Face Amount
CONVERTIBLE BONDS†† - 0.6%
Industrials - 0.6%
DryShips, Inc.
5.00% due 12/01/14	$7,525,000	7,604,953
Total Convertible Bonds
(Cost $6,833,745)		7,604,953
Total Investments - 99.9%
(Cost $986,705,749)		$1,321,174,402

	Contracts
OPTIONS WRITTEN† - 0.0%
Call options on:
Ocwen Financial Corp. Expiring January 2014 with strike price of $60.00	1,154	$(40,390)
Saia Inc. Expiring March 2014 with strike price of $35.00††	1,597	(191,640)
Total Call options		(232,030)
Put options on:
Covanta Holding Corp. Expiring March 2014 with strike price of $17.50	1,609	(144,810)
Total Options Written
(Premiums received $997,470)		(376,840)
Other Assets & Liabilities, net - 0.1%		996,479
Total Net Assets - 100.0%		$1,321,794,041

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open call options written contracts at December 31, 2013.
[2]	All or a portion of this security is pledged as collateral for open put options written contracts at December 31, 2013.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Affiliated issuers — See Note 4.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 94.5%
Financials - 26.3%
Hanover Insurance Group, Inc.	450,513	$26,900,130
Reinsurance Group of America, Inc. — Class A	201,193	15,574,350
American Financial Group, Inc.	245,510	14,170,837
WR Berkley Corp.	289,530	12,562,707
Northern Trust Corp.	155,120	9,600,377
Endurance Specialty Holdings Ltd.	156,170	9,162,494
Huntington Bancshares, Inc.	690,090	6,659,369
Alexandria Real Estate Equities, Inc.	91,900	5,846,678
Ocwen Financial Corp.*,1	103,478	5,737,856
BioMed Realty Trust, Inc.	308,370	5,587,664
Employers Holdings, Inc.	153,794	4,867,580
Lexington Realty Trust	473,740	4,836,885
Wintrust Financial Corp.	102,750	4,738,830
SVB Financial Group*	41,590	4,361,127
Home Loan Servicing Solutions Ltd.	186,220	4,277,473
City National Corp.	49,030	3,884,157
Zions Bancorporation	126,980	3,804,321
First Niagara Financial Group, Inc.	357,334	3,794,887
FirstMerit Corp.	164,235	3,650,944
First Midwest Bancorp, Inc.	202,729	3,553,839
Alleghany Corp.*	7,528	3,010,899
Redwood Trust, Inc.	103,436	2,003,555
Investors Real Estate Trust	224,810	1,928,870
Campus Crest Communities, Inc.	115,900	1,090,619
Total Financials		161,606,448
Industrials - 16.7%
Covanta Holding Corp.[2]	866,150	15,374,163
Navigant Consulting, Inc.*	677,970	13,017,024
Quanta Services, Inc.*	403,680	12,740,140
URS Corp.	226,467	12,000,486
Orbital Sciences Corp.*	425,898	9,923,424
Aegion Corp. — Class A*	410,115	8,977,417
General Cable Corp.	252,161	7,416,055
ICF International, Inc.*	176,565	6,128,571
Towers Watson & Co. — Class A	35,761	4,563,461
DigitalGlobe, Inc.*	102,541	4,219,562
United Stationers, Inc.	68,416	3,139,610
Saia, Inc.*,1	87,256	2,796,555
AZZ, Inc.	38,080	1,860,589
Total Industrials		102,157,057
Energy - 9.6%
Cameco Corp.	654,930	13,602,896
Whiting Petroleum Corp.*	165,501	10,239,548
Superior Energy Services, Inc.*	337,940	8,992,583
Oasis Petroleum, Inc.*	143,640	6,746,771
Resolute Energy Corp.*	505,020	4,560,331
Patterson-UTI Energy, Inc.	176,970	4,480,880
Sanchez Energy Corp.*	147,367	3,611,965
C&J Energy Services, Inc.*	142,950	3,302,145
Energy XXI Bermuda Ltd.	116,520	3,153,031
Total Energy		58,690,150
Materials - 9.2%
Owens-Illinois, Inc.*	509,260	18,221,323
Sonoco Products Co.	197,286	8,230,772
Zoltek Companies, Inc.*	392,264	6,570,422
Coeur Mining, Inc.*	552,750	5,997,338
Landec Corp.*	432,610	5,243,233
Olin Corp.	155,854	4,496,388
Royal Gold, Inc.	68,550	3,158,098
Allied Nevada Gold Corp.*	728,630	2,586,637
Globe Specialty Metals, Inc.	82,137	1,479,287
Total Materials		55,983,498
Information Technology - 9.1%
Computer Sciences Corp.	353,830	19,772,021
IXYS Corp.	938,399	12,171,035
Global Payments, Inc.	111,700	7,259,383
Maxwell Technologies, Inc.*	769,411	5,978,323
RF Micro Devices, Inc.*	1,093,730	5,643,647
Semtech Corp.*	194,660	4,921,005
Total Information Technology		55,745,414
Consumer Discretionary - 8.1%
Brown Shoe Company, Inc.	352,468	9,918,449
Cabela's, Inc.*	94,040	6,268,706
DeVry Education Group, Inc.	174,273	6,186,692
Jones Group, Inc.	353,062	5,281,808
Scholastic Corp.	151,870	5,165,099
Guess?, Inc.	150,891	4,688,183
Gentex Corp.	136,330	4,497,527
Chico's FAS, Inc.	218,720	4,120,685
Jack in the Box, Inc.*	62,940	3,148,259
HydroGen Corp.*,4	1,265,700	1
Total Consumer Discretionary		49,275,409
Consumer Staples - 6.1%
Bunge Ltd.	167,250	13,732,897
Hormel Foods Corp.	208,720	9,427,883
Darling International, Inc.*	255,592	5,336,761
Ingredion, Inc.	66,610	4,560,121
JM Smucker Co.	39,570	4,100,243
Total Consumer Staples		37,157,905
Utilities - 5.0%
Black Hills Corp.	162,769	8,547,000
Great Plains Energy, Inc.	291,565	7,067,535
UGI Corp.	149,889	6,214,398
Pepco Holdings, Inc.	259,690	4,967,870
MDU Resources Group, Inc.	124,307	3,797,579
Total Utilities		30,594,382
Health Care - 4.4%
MEDNAX, Inc.*	119,166	6,361,081
Kindred Healthcare, Inc.	304,621	6,013,219
Hologic, Inc.*	244,402	5,462,385
Alere, Inc.*	127,939	4,631,392
Edwards Lifesciences Corp.*	46,690	3,070,334
Universal Health Services, Inc. — Class B	18,290	1,486,245
Total Health Care		27,024,656
Total Common Stocks
(Cost $434,821,985)		578,234,919

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp.*,3	793,750	$67,215
Total Preferred Stocks
(Cost $757,980)		67,215
SHORT TERM INVESTMENTS† - 4.9%
Dreyfus Treasury Prime Cash Management Fund	29,801,897	29,801,897
Total Short Term Investments
(Cost $29,801,897)		29,801,897

	Face Amount
CONVERTIBLE BONDS†† - 0.7%
Industrials - 0.7%
DryShips, Inc.
5.00% due 12/01/14	$4,225,000	4,269,891
Total Convertible Bonds
(Cost $3,816,851)		4,269,891
Total Investments - 100.1%
(Cost $469,198,713)		$612,373,922

	Contracts
OPTIONS WRITTEN† - 0.0%
Call options on:
Ocwen Financial Corp. Expiring January 2014 with strike price of $60.00	517	$(18,095)
Saia Inc. Expiring March 2014 with strike price of $35.00††	731	(87,720)
Total Call options		(105,815)
Put options on:
Covanta Holding Corp. Expiring March 2014 with strike price of $17.50	715	(64,350)
Total Options Written
(Premiums received $449,897)		(170,165)
Other Assets & Liabilities, net - (0.1)%		(543,461)
Total Net Assets - 100.0%		$611,660,296

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open call options written contracts at December 31, 2013.
[2]	All or a portion of this security is pledged as collateral for open put options written contracts at December 31, 2013.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[4]	Affiliated issuers — See Note 4.

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
SHORT TERM INVESTMENTS† - 2.1%
Fidelity Institutional Tax-Exempt Portfolio	1,115,313	$1,115,313
Total Short Term Investments
(Cost $1,115,313)		1,115,313

	Face Amount
MUNICIPAL BONDS†† - 97.7%
Michigan - 20.6%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	$3,000,000	3,048,181
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,500,000	1,482,165
5.00% due 05/01/18	500,000	517,640
5.00% due 05/01/30	300,000	301,401
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/18	1,065,000	1,066,235
5.00% due 07/01/16	200,000	199,736
4.25% due 07/01/16	125,000	123,571
5.00% due 07/01/33	130,000	119,946
5.25% due 07/01/22	95,000	93,405
Michigan Finance Authority Revenue Bonds
5.00% due 11/01/27	1,500,000	1,535,760
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
5.00% due 07/01/21	540,000	528,935
5.00% due 07/01/15	500,000	502,075
5.50% due 07/01/22	200,000	198,104
5.00% due 07/01/24	155,000	151,903
5.25% due 07/01/19	100,000	97,970
Oakland University Revenue Bonds
5.00% due 03/01/32	1,000,000	1,018,050
Total Michigan		10,985,077
California - 16.3%
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/36	1,600,000	1,811,951
Oakland Unified School District/Alameda County General Obligation Unlimited
5.50% due 08/01/32[2]	1,200,000	1,219,632
5.00% due 08/01/22[2]	300,000	320,670
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	1,000,000	1,065,240
6.25% due 10/01/40	250,000	266,798
Apple Valley Unified School District General Obligation Unlimited
5.00% due 08/01/28	1,180,000	1,237,654
State of California General Obligation Unlimited
5.00% due 02/01/27	750,000	812,468
Stockton Unified School District General Obligation Unlimited
5.00% due 07/01/28[2]	500,000	519,285
5.00% due 01/01/29[2]	200,000	206,002
San Bernardino City Unified School District General Obligation Unlimited
5.00% due 08/01/25	250,000	272,173
5.00% due 08/01/26	250,000	269,095
5.00% due 08/01/32	150,000	152,508
East Side Union High School District General Obligation Unlimited
5.00% due 08/01/26	300,000	331,452
Los Rios Community College District General Obligation Unlimited
5.00% due 08/01/25	200,000	222,720
Total California		8,707,648
Illinois - 11.7%
Northern Illinois University Revenue Bonds
5.50% due 04/01/21	1,160,000	1,307,413
Will County Township High School District No. 204 Joliet General Obligation Limited
6.25% due 01/01/31	1,000,000	1,113,610
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,017,660
Chicago Park District General Obligation Limited
5.00% due 01/01/36	1,000,000	963,820
Chicago Board of Education General Obligation Unlimited
5.00% due 12/01/33	1,000,000	944,520
City of Chicago Illinois General Obligation Unlimited
5.00% due 01/01/24	260,000	260,774
5.00% due 01/01/26	100,000	100,680
5.00% due 01/01/23	70,000	71,835
5.00% due 01/01/22	55,000	56,185
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	214,628
City of Chicago Illinois O'Hare International Airport Revenue Revenue Bonds
5.25% due 01/01/24	200,000	212,828
Total Illinois		6,263,953
Pennsylvania - 6.7%
State Public School Building Authority Revenue Bonds
5.00% due 04/01/28	1,000,000	1,024,370
5.00% due 04/01/31	1,000,000	995,350
5.00% due 04/01/32	370,000	365,608

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount
MUNICIPAL BONDS†† - 97.7% (continued)
Pennsylvania - 6.7% (continued)
Pennsylvania Turnpike Commission Revenue Bonds
1.31% due 12/01/20[1]	$500,000	$499,995
5.00% due 12/01/28	200,000	212,402
Monroeville Finance Authority Revenue Bonds
5.00% due 02/15/29	450,000	463,964
Total Pennsylvania		3,561,689
Massachusetts - 5.8%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/41	2,000,000	2,214,240
Massachusetts Port Authority Revenue Bonds
5.00% due 07/01/30	850,000	880,957
Total Massachusetts		3,095,197
Washington - 5.5%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.50% due 09/01/42[2]	1,150,000	1,050,479
5.00% due 09/01/27[2]	1,000,000	939,060
5.25% due 09/01/32[2]	1,000,000	927,490
Total Washington		2,917,029
Florida - 5.2%
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/30	1,000,000	1,052,020
Miami-Dade County School Board Foundation, Inc. Certificate Of Participation
5.00% due 05/01/31	1,000,000	1,022,390
County of Miami-Dade Florida Transit System Sales Surtax Revenue Revenue Bonds
5.00% due 07/01/31	500,000	517,855
Miami-Dade County Health Facilities Authority Revenue Bonds
5.00% due 08/01/24	200,000	209,598
Total Florida		2,801,863
Texas - 5.1%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/40	2,500,000	2,730,700
New Jersey - 5.0%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,500,000	1,622,895
New Jersey State Turnpike Authority Revenue Bonds
5.00% due 01/01/28	1,000,000	1,067,740
Total New Jersey		2,690,635
Tennessee - 2.9%
Memphis Center City Revenue Finance Corp. Revenue Bonds
5.25% due 11/01/30	1,450,000	1,541,698
West Virginia - 2.0%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	1,000,000	1,055,940
Colorado - 2.0%
University of Colorado Hospital Authority Revenue Bonds
5.00% due 11/15/27	1,000,000	1,051,320
New York - 2.0%
Utility Debt Securitization Authority Revenue Bonds
5.00% due 12/15/41	1,000,000	1,047,930
Louisiana - 2.0%
Louisiana Stadium & Exposition District Revenue Bonds
5.00% due 07/01/28	1,000,000	1,045,390
Mississippi - 1.5%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	538,005
6.25% due 10/01/26	230,000	252,248
Total Mississippi		790,253
Wyoming - 1.0%
County of Sweetwater Wyoming Revenue Bonds
5.00% due 09/01/24[2]	500,000	520,980
Indiana - 0.9%
County of Knox Indiana Revenue Bonds
5.00% due 04/01/27	470,000	481,618
Ohio - 0.6%
University of Toledo Revenue Bonds
5.00% due 06/01/30	300,000	313,398
Alabama - 0.5%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/30	750,000	261,938

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
MUNICIPAL BONDS†† - 97.7% (continued)
Kentucky - 0.4%
City of Owensboro Kentucky Electric Light & Power System Revenue Revenue Bonds
5.00% due 01/01/26	$200,000	$208,840
Total Municipal Bonds
(Cost $53,336,601)		52,073,096
Total Investments - 99.6%
(Cost $54,451,914)		$53,188,409
Other Assets & Liabilities, net - 0.4%		211,361
Total Net Assets - 100.0%		$53,399,770

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2013.
[2]	Illiquid security.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 95.4%
Industrials - 25.0%
Covanta Holding Corp.[1]	72,900	$1,293,975
PMFG, Inc.*	142,653	1,291,010
Curtiss-Wright Corp.	13,540	842,593
ICF International, Inc.*	22,277	773,235
ABM Industries, Inc.	26,610	760,780
Celadon Group, Inc.	36,612	713,202
Navigant Consulting, Inc.*	35,040	672,768
Great Lakes Dredge & Dock Corp.*	67,345	619,574
Powell Industries, Inc.	9,197	616,107
KEYW Holding Corp.*	44,008	591,468
Orbital Sciences Corp.*	25,014	582,826
General Cable Corp.	19,772	581,495
Energy Recovery, Inc.*	103,040	572,902
Sterling Construction Company, Inc.*	47,638	558,794
Aegion Corp. — Class A*	24,263	531,117
Dynamic Materials Corp.	22,052	479,410
DigitalGlobe, Inc.*	6,659	274,018
Rand Logistics, Inc.*	46,390	267,670
Marten Transport Ltd.	12,960	261,662
Global Power Equipment Group, Inc.	13,030	254,997
Saia, Inc.*,2	7,290	233,645
AZZ, Inc.	2,960	144,626
Total Industrials		12,917,874
Financials - 21.1%
Hanover Insurance Group, Inc.	35,400	2,113,734
Reinsurance Group of America, Inc. — Class A	14,950	1,157,280
Home Loan Servicing Solutions Ltd.	37,960	871,942
Endurance Specialty Holdings Ltd.	14,384	843,909
Horace Mann Educators Corp.	24,710	779,353
1st Source Corp.	20,160	643,910
Safeguard Scientifics, Inc.*	26,380	529,974
Campus Crest Communities, Inc.	53,580	504,188
Berkshire Hills Bancorp, Inc.	17,030	464,408
Ocwen Financial Corp.*,2	8,081	448,091
Employers Holdings, Inc.	12,466	394,549
BancFirst Corp.	6,975	391,019
AMERISAFE, Inc.	8,255	348,691
Solar Senior Capital Ltd.	16,428	299,318
Navigators Group, Inc.*	4,480	282,957
PrivateBancorp, Inc. — Class A	9,686	280,216
Redwood Trust, Inc.	13,066	253,088
Lexington Realty Trust	24,667	251,850
Simmons First National Corp. — Class A	1,371	50,933
Total Financials		10,909,410
Information Technology - 13.9%
Global Cash Access Holdings, Inc.*	99,760	996,601
Insight Enterprises, Inc.*	30,894	701,603
Maxwell Technologies, Inc.*	78,139	607,140
IXYS Corp.	45,470	589,745
Global Payments, Inc.	8,650	562,164
Digi International, Inc.*	43,681	529,414
RF Micro Devices, Inc.*	82,450	425,442
Semtech Corp.*	15,980	403,974
Newport Corp.*	22,200	401,154
Spansion, Inc. — Class A*	28,730	399,060
Carbonite, Inc.*	30,820	364,601
Silicon Graphics International Corp.*	22,120	296,629
Rubicon Technology, Inc.*	27,700	275,615
Higher One Holdings, Inc.*	25,980	253,565
Multi-Fineline Electronix, Inc.*	13,300	184,737
Mercury Systems, Inc.*	16,670	182,537
Total Information Technology		7,173,981
Consumer Discretionary - 10.4%
Brown Shoe Company, Inc.	29,234	822,644
International Speedway Corp. — Class A	21,651	768,394
DeVry Education Group, Inc.	17,920	636,160
iRobot Corp.*	17,488	608,058
Cabela's, Inc.*	7,800	519,948
Scholastic Corp.	12,582	427,914
Gentex Corp.	11,650	384,334
Guess?, Inc.	11,739	364,730
Jones Group, Inc.	23,942	358,172
Chico's FAS, Inc.	17,040	321,034
Stage Stores, Inc.	7,698	171,050
Total Consumer Discretionary		5,382,438
Health Care - 6.8%
Invacare Corp.	35,380	821,169
Emergent Biosolutions, Inc.*	31,100	714,989
Greatbatch, Inc.*	14,368	635,640
Tornier N.V.*	21,630	406,428
Kindred Healthcare, Inc.	19,376	382,482
Alere, Inc.*	7,904	286,125
Discovery Laboratories, Inc.*	114,610	257,873
Total Health Care		3,504,706
Energy - 6.4%
Resolute Energy Corp.*	88,420	798,433
Clayton Williams Energy, Inc.*	9,177	752,055
Oasis Petroleum, Inc.*	11,590	544,382
Patterson-UTI Energy, Inc.	14,730	372,964
Sanchez Energy Corp.*	11,348	278,139
Energy XXI Bermuda Ltd.	9,720	263,023
C&J Energy Services, Inc.*	10,690	246,939
Emerald Oil, Inc.*	8,260	63,272
Total Energy		3,319,207
Materials - 5.6%
Zoltek Companies, Inc.*	42,890	718,408
Coeur Mining, Inc.*	47,560	516,026
Allied Nevada Gold Corp.*	128,910	457,630
Landec Corp.*	37,416	453,482
Olin Corp.	12,622	364,145
Royal Gold, Inc.	5,810	267,667
Globe Specialty Metals, Inc.	6,730	121,207
Total Materials		2,898,565
Utilities - 5.4%
UGI Corp.	21,683	898,977
Laclede Group, Inc.	14,866	676,998
Black Hills Corp.	10,551	554,033
South Jersey Industries, Inc.	7,330	410,187

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 95.4% (continued)
Utilities - 5.4% (continued)
MDU Resources Group, Inc.	8,053	$246,019
Total Utilities		2,786,214
Consumer Staples - 0.8%
Darling International, Inc.*	18,857	393,734
Total Common Stocks
(Cost $37,569,553)		49,286,129
PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp.*,3	6,250	529
Total Preferred Stocks
(Cost $5,968)		529
WARRANTS†† - 0.2%
Horizon Pharma, Inc.
$4.58, 09/20/17	28,500	92,055
Total Warrants
(Cost $—)		92,055
SHORT TERM INVESTMENTS† - 3.8%
Dreyfus Treasury Prime Cash Management Fund	1,982,246	1,982,246
Total Short Term Investments
(Cost $1,982,246)		1,982,246

	Face Amount
CONVERTIBLE BONDS†† - 0.4%
Industrials - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$200,000	202,125
Total Convertible Bonds
(Cost $180,655)		202,125
Total Investments - 99.8%
(Cost $39,738,422)		$51,563,084

	Contracts
OPTIONS WRITTEN† - 0.0%
Call options on:
Ocwen Financial Corp. Expiring January 2014 with strike price of $60.00	44	(1,540)
Saia Inc. Expiring March 2014 with strike price of $35.00††	60	(7,200)
Total Call options		(8,740)
Put options on:
Covanta Holding Corp. Expiring March 2014 with strike price of $17.50	60	(5,400)
Total Options Written
(Premiums received $37,633)		(14,140)
Other Assets & Liabilities, net - 0.2%		119,996
Total Net Assets - 100.0%		$51,668,940

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open put options written contracts at December 31, 2013.
[2]	All or a portion of this security is pledged as collateral for open call options written contracts at December 31, 2013.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

StylePlus Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 25.4%
Information Technology - 5.1%
Apple, Inc.	2,467	$1,384,259
International Business Machines Corp.	5,866	1,100,285
Microsoft Corp.	22,570	844,794
Cisco Systems, Inc.	34,681	778,589
Hewlett-Packard Co.	23,714	663,518
Oracle Corp.	17,280	661,133
EMC Corp.	25,916	651,788
Corning, Inc.	32,652	581,859
TE Connectivity Ltd.	10,098	556,501
Google, Inc. — Class A*	393	440,439
Western Digital Corp.	5,137	430,994
Texas Instruments, Inc.	8,874	389,657
Intel Corp.	13,458	349,370
QUALCOMM, Inc.	4,673	346,970
Seagate Technology plc	5,599	314,440
Accenture plc — Class A	3,140	258,171
Symantec Corp.	6,601	155,652
Total Information Technology		9,908,419
Health Care - 5.0%
Pfizer, Inc.	37,149	1,137,874
Merck & Company, Inc.	17,819	891,841
Johnson & Johnson	8,597	787,399
Express Scripts Holding Co.*	9,674	679,502
Abbott Laboratories	17,450	668,858
Medtronic, Inc.	11,274	647,015
UnitedHealth Group, Inc.	8,145	613,318
Covidien plc	8,220	559,782
Cardinal Health, Inc.	8,357	558,331
Eli Lilly & Co.	10,183	519,333
WellPoint, Inc.	5,028	464,537
Aetna, Inc.	6,605	453,037
McKesson Corp.	2,614	421,900
Cigna Corp.	4,535	396,722
Amgen, Inc.	2,931	334,603
Thermo Fisher Scientific, Inc.	2,724	303,317
Stryker Corp.	2,462	184,995
Becton Dickinson and Co.	1,348	148,941
Total Health Care		9,771,305
Industrials - 4.7%
General Electric Co.	48,872	1,369,882
United Technologies Corp.	7,012	797,965
United Parcel Service, Inc. — Class B	6,891	724,107
Caterpillar, Inc.	7,488	679,985
FedEx Corp.	4,416	634,888
General Dynamics Corp.	6,235	595,754
Waste Management, Inc.	13,177	591,252
Northrop Grumman Corp.	5,088	583,136
CSX Corp.	20,155	579,859
Boeing Co.	4,072	555,787
Delta Air Lines, Inc.	16,187	444,657
Emerson Electric Co.	5,601	393,078
Raytheon Co.	3,143	285,070
Union Pacific Corp.	1,569	263,592
Lockheed Martin Corp.	1,163	172,892
Norfolk Southern Corp.	1,730	160,596
Republic Services, Inc. — Class A	4,439	147,375
Stanley Black & Decker, Inc.	1,817	146,614
Total Industrials		9,126,489
Energy - 3.3%
Exxon Mobil Corp.	10,182	1,030,419
ConocoPhillips	9,332	659,306
Anadarko Petroleum Corp.	7,687	609,733
Marathon Oil Corp.	16,299	575,355
Phillips 66	6,912	533,123
Occidental Petroleum Corp.	5,482	521,338
Baker Hughes, Inc.	9,166	506,513
Chevron Corp.	4,012	501,139
Apache Corp.	4,110	353,213
EOG Resources, Inc.	1,941	325,777
Valero Energy Corp.	6,283	316,663
Devon Energy Corp.	3,736	231,146
Nabors Industries Ltd.	9,197	156,257
Kinder Morgan, Inc.	4,209	151,524
Total Energy		6,471,506
Consumer Staples - 3.2%
Wal-Mart Stores, Inc.	12,100	952,149
CVS Caremark Corp.	11,693	836,868
PepsiCo, Inc.	7,927	657,465
Walgreen Co.	11,171	641,662
Kimberly-Clark Corp.	5,763	602,003
General Mills, Inc.	11,685	583,198
Procter & Gamble Co.	5,471	445,394
Mondelez International, Inc. — Class A	12,579	444,039
Philip Morris International, Inc.	4,161	362,548
Kroger Co.	7,530	297,661
Archer-Daniels-Midland Co.	6,385	277,109
Kellogg Co.	2,712	165,622
Total Consumer Staples		6,265,718
Financials - 1.8%
Citigroup, Inc.	17,080	890,038
JPMorgan Chase & Co.	13,017	761,234
Wells Fargo & Co.	7,839	355,891
MetLife, Inc.	6,345	342,123
Berkshire Hathaway, Inc. — Class B*	2,444	289,761
American International Group, Inc.	5,081	259,385
Regions Financial Corp.	20,333	201,093
Capital One Financial Corp.	2,163	165,707
Aflac, Inc.	2,428	162,190
Allstate Corp.	2,875	156,803
Total Financials		3,584,225
Consumer Discretionary - 1.7%
Comcast Corp. — Class A	17,618	915,519
Time Warner, Inc.	10,006	697,618
Target Corp.	9,593	606,949
Ford Motor Co.	29,074	448,612
Macy's, Inc.	5,135	274,209
The Gap, Inc.	3,795	148,309
Time Warner Cable, Inc.	877	118,834
Total Consumer Discretionary		3,210,050

StylePlus Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 25.4% (continued)
Utilities - 0.4%
Exelon Corp.	18,826	$515,645
American Electric Power Company, Inc.	4,237	198,037
Total Utilities		713,682
Telecommunication Services - 0.2%
CenturyLink, Inc.	13,372	425,898
Total Common Stocks
(Cost $45,570,513)		49,477,292
EXCHANGE TRADED FUNDS†,4 - 6.0%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	143,700	3,882,774
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	143,700	3,848,286
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	143,800	3,835,146
Total Exchange Traded Funds
(Cost $11,544,675)		11,566,206
MUTUAL FUNDS†,5 - 3.4%
Floating Rate Strategies Fund Institutional Class	126,815	3,392,314
Macro Opportunities Fund Institutional Class	123,115	3,292,104
Total Mutual Funds
(Cost $6,849,738)		6,684,418
SHORT TERM INVESTMENTS† - 7.2%
Dreyfus Treasury Prime Cash Management Fund	13,931,299	13,931,299
Total Short Term Investments
(Cost $13,931,299)		13,931,299

	Face Amount
ASSET BACKED SECURITIES†† - 24.7%
Duane Street CLO IV Ltd.
2007-4A, 0.47% due 11/14/21[1,2]	$2,574,818	2,523,837
HSI Asset Securitization Corporation Trust
2007-WF1, 0.33% due 05/25/37[1]	2,611,110	2,398,461
JP Morgan Mortgage Acquisition Trust
2006-CH2, 0.26% due 10/25/36[1]	2,294,130	2,252,510
Garrison Funding 2013-2 Ltd.
2013-2A, 2.13% due 09/25/23[1,2]	1,980,000	1,972,080
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.50% due 11/25/35[1]	1,873,972	1,756,234
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.31% due 03/25/37[1]	1,793,609	1,706,525
Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/22[1,2]	1,263,398	1,236,866
2006-1A, 1.06% due 02/01/22[1,2]	500,000	443,150
Cornerstone CLO Ltd.
2007-1A, 0.46% due 07/15/21[1,2]	1,600,000	1,560,000
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/21[1,2]	1,561,927	1,531,470
NewStar Commercial Loan Trust
2006-1A, 0.63% due 03/30/22[1,2]	900,000	878,310
2006-1A, 0.52% due 03/30/22[1,2]	625,676	616,291
Goldman Sachs Asset Management CLO plc
2007-1A, 2.99% due 08/01/22[1,2]	1,500,000	1,438,650
Salus CLO 2012-1 Ltd.
2013-1AN, 2.49% due 03/05/21[1,2]	1,400,000	1,400,000
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due 10/29/21[1,2]	1,400,000	1,386,420
Aegis Asset Backed Securities Trust
2005-3, 0.63% due 08/25/35[1]	1,400,000	1,332,309
Lehman XS Trust
2007-9, 0.28% due 06/25/37[1]	1,510,739	1,312,059
Central Park CLO Ltd.
2011-1A, 3.44% due 07/23/22[1,2]	1,320,000	1,276,176
Cerberus Onshore II CLO LLC
2014-1A, 2.94% due 10/15/23[1,2]	1,000,000	991,200
2014-1A, 2.24% due 10/15/23[1,2]	250,000	250,200
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.15% due 06/20/17[1,2]	1,250,000	1,203,000
N-Star REL CDO VIII Ltd.
2006-8A, 0.46% due 02/01/41[1,2]	1,307,160	1,191,476
Newcastle CDO Ltd.
2007-9A, 0.42% due 05/25/52	1,171,439	1,144,028
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.31% due 01/25/37[1]	1,231,978	1,114,462
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.49% due 05/15/21[1,2]	1,150,000	1,082,840
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[1,2]	1,090,547	1,051,724
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.59% due 06/25/35[1]	1,056,092	1,005,974

StylePlus Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 24.7% (continued)
Symphony CLO VII Ltd.
2011-7A, 3.44% due 07/28/21[1,2]	$1,000,000	$991,600
FM Leveraged Capital Fund II
2006-2A, 1.84% due 11/15/20[1,2]	1,000,000	987,800
GreenPoint Mortgage Funding Trust
2005-HE4, 0.87% due 07/25/30[1]	1,100,000	979,097
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.62% due 04/17/21[1,2]	1,000,000	926,500
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.54% due 12/20/18[1,2]	878,528	868,513
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	850,000	849,362
TICC CLO LLC
2011-1A, 2.49% due 07/25/21[1,2]	850,000	846,090
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.63% due 04/29/19[1,2]	900,000	821,160
Northwoods Capital VII Ltd.
2006-7A, 1.79% due 10/22/21[1,2]	810,000	761,562
Riverside Park CLO Ltd.
2011-1A, 3.00% due 09/27/21[1,2]	550,000	550,000
Golub Capital Partners Fundings Ltd.
2007-1A, 0.49% due 03/15/22[1,2]	547,009	537,327
ACS 2007-1 Pass Through Trust
2007-1A, 0.48% due 06/14/37[1,2]	541,905	503,971
Ares XVI CLO Ltd.
2011-16A, 3.54% due 05/17/21[1,2]	500,000	497,500
NewStar Commercial Loan Trust
2007-1A, 1.54% due 09/30/22[1,2]	500,000	459,200
Race Point IV CLO Ltd.
2007-4A, 0.99% due 08/01/21[1,2]	450,000	423,450
DIVCORE CLO Ltd.
2013-1A B, 4.10% due 11/15/32	400,000	398,800
Accredited Mortgage Loan Trust
2007-1, 0.29% due 02/25/37[1]	401,563	371,139
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.45% due 03/25/38[1,2]	157,416	155,244
Total Asset Backed Securities
(Cost $48,070,520)		47,984,567
CORPORATE BONDS†† - 8.8%
Financials - 3.6%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
8.00% due 01/15/18	1,030,000	1,071,200
7.75% due 01/15/16	520,000	530,400
Ford Motor Credit Company LLC
7.00% due 04/15/15	1,370,000	1,474,622
Citigroup, Inc.
1.20% due 07/25/16[1]	1,270,000	1,283,198
International Lease Finance Corp.
2.19% due 06/15/16[1]	900,000	904,500
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	570,000	579,975
Mack-Cali Realty, LP
5.13% due 02/15/14	560,000	562,469
WEA Finance LLC / WT Finance Aust Pty Ltd.
5.75% due 09/02/15[2]	380,000	409,878
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	320,000	324,297
Total Financials		7,140,539
Materials - 1.8%
Glencore Funding LLC
1.40% due 05/27/16[1,2]	1,880,000	1,871,203
Rio Tinto Finance USA plc
1.08% due 06/17/16[1]	1,300,000	1,309,224
Anglo American Capital plc
9.38% due 04/08/14[2]	590,000	603,079
Total Materials		3,783,506
Telecommunication Services - 1.3%
Level 3 Financing, Inc.
3.85% due 01/15/18[1,2]	1,400,000	1,408,750
WPP Finance UK
8.00% due 09/15/14	1,000,000	1,049,761
Total Telecommunication Services		2,458,511
Energy - 1.2%
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/16[2]	1,587,190	1,686,389
Petroleos Mexicanos
2.27% due 07/18/18[1]	550,000	566,500
Total Energy		2,252,889
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19[2]	500,000	536,875
Consumer Discretionary - 0.3%
Vail Resorts, Inc.
6.50% due 05/01/19	250,000	265,000

StylePlus Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
CORPORATE BONDS†† - 8.8% (continued)
Consumer Discretionary - 0.3% (continued)
Sabre, Inc.
8.50% due 05/15/19[2]	$210,000	$233,100
Total Consumer Discretionary		498,100
Information Technology - 0.2%
iGATE Corp.
9.00% due 05/01/16	290,000	308,125
Industrials - 0.1%
Victor Technologies Group, Inc.
9.00% due 12/15/17	150,000	160,500
Total Corporate Bonds
(Cost $17,112,573)		17,139,045
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.8%
Boca Hotel Portfolio Trust
2013-BOCA,3.22% due 08/15/26[1,2]	1,550,000	1,551,857
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1,3.02% due 12/15/28[1,2]	1,500,000	1,501,200
Hilton USA Trust
2013-HLF,2.92% due 11/05/30[1,2]	1,350,000	1,350,097
Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8
2007-WHL8,0.25% due 06/15/20[1,2]	1,175,509	1,163,634
SRERS-2011 Funding Ltd.
2011-RS,0.42% due 05/09/46[1,2]	1,279,898	1,160,099
COMM 2007-FL14 Mortgage Trust
2007-FL14,0.92% due 06/15/22[1,2]	1,096,136	1,081,852
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,6.13% due 09/10/47[1,2]	896,000	924,310
HarborView Mortgage Loan Trust
2006-12,0.36% due 01/19/38[1]	1,129,661	918,416
Banc of America Large Loan Trust
2007-BMB1,1.27% due 08/15/29[1,2]	800,000	793,741
GCCFC Commercial Mortgage Trust
2006-FL4A C, % due 11/05/21	800,000	788,178
Total Collateralized Mortgage Obligations
(Cost $11,177,596)		11,233,384
SENIOR FLOATING RATE INTERESTS††,1 - 3.9%
Industrials - 1.1%
Travelport Holdings Ltd.
6.25% due 06/26/19	1,562,150	1,599,906
Thermasys Corp.
5.26% due 05/03/19	645,938	635,170
Total Industrials		2,235,076
Financials - 1.1%
National Financial Partners
5.25% due 07/01/20	1,273,600	1,285,279
Knight/Getco
5.75% due 11/30/17	513,925	514,568
First Data Corp.
4.16% due 03/23/18	150,000	150,104
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	109,173	109,036
Total Financials		2,058,987
Energy - 0.7%
Pacific Drilling
4.50% due 05/18/18	666,650	673,736
Ocean Rig ASA
5.50% due 07/15/16	598,500	606,233
Total Energy		1,279,969
Consumer Discretionary - 0.5%
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	525,296	528,910
Sears Holdings Corp.
5.50% due 06/30/18	200,000	201,098
Go Daddy Operating Company LLC
4.00% due 12/16/18	176,358	176,395
Laureate Education, Inc.
5.00% due 06/16/18	124,366	124,911
Total Consumer Discretionary		1,031,314
Information Technology - 0.4%
Blue Coat Systems, Inc.
4.50% due 05/31/19	744,384	746,015
Health Care - 0.1%
Apria Healthcare Group, Inc.
6.75% due 04/06/20	149,250	149,560
Total Senior Floating Rate Interests
(Cost $7,387,330)		7,500,921
MUNICIPAL BONDS†† - 2.7%
New York - 2.5%
New York City Water & Sewer System Revenue Bonds
0.30% due 06/15/33[1]	2,630,000	2,630,000

StylePlus Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
MUNICIPAL BONDS†† - 2.7% (continued)
New York - 2.5% (continued)
City of New York New York General Obligation Unlimited
0.30% due 04/01/35[1]	$1,300,000	$1,300,000
0.30% due 11/01/26[1]	1,040,000	1,040,000
Total New York		4,970,000
Michigan - 0.2%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	300,000	303,129
Total Municipal Bonds
(Cost $5,270,000)		5,273,129
U.S. TREASURY BILLS† - 2.6%
U.S. Treasury Bill[6]
due 02/20/14	5,000,000	4,999,845
Total U.S. Treasury Bills
(Cost $4,999,865)		4,999,845
COMMERCIAL PAPER†† - 9.7%
Centrica plc
0.22% due 01/03/14	1,800,000	1,799,976
FMC Technologies Inc.
0.23% due 01/14/14	1,600,000	1,599,868
Diageo Capital plc
0.08% due 01/02/14	1,400,000	1,399,993
Tesco Treasury Services plc
0.13% due 01/06/14[2]	1,400,000	1,399,971
Kellogg Co.
0.12% due 01/08/14	1,400,000	1,399,965
Northeast Utilities
0.18% due 01/08/14	1,400,000	1,399,951
Kinder Morgan Energy Partners, LP
0.23% due 01/07/14[2]	1,400,000	1,399,946
VW Credit, Inc.
0.22% due 01/13/14[2]	1,400,000	1,399,897
Ryder System, Inc.
0.20% due 01/15/14	1,400,000	1,399,891
Potomac Electric Power Co.
0.25% due 01/13/14	1,400,000	1,399,883
BAT International Finance
0.25% due 01/13/14	1,400,000	1,399,883
Nissan Motor Acceptance
0.30% due 01/13/14	1,400,000	1,399,860
CBS Corp.
0.24% due 01/24/14[2]	1,400,000	1,399,785
Total Commercial Paper
(Cost $18,798,869)		18,798,869
Total Investments - 100.2%
(Cost $190,712,978)		$194,588,975
Other Assets & Liabilities, net - (0.2)%		(387,916)
Total Net Assets - 100.0%		$194,201,059

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. February 2014 S&P 500 Index Swap, Terminating 02/03/14 [3] (Notional Value $143,698,900)	77,744	$-

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $53,563,568 (cost $53,600,189), or 27.6% of total net assets.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[4]	Investment in a product that pays a management fee to a party related to the advisor.
[5]	Affiliated funds.
[6]	Zero coupon rate security.

plc — Public Limited Company

StylePlus Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 25.2%
Health Care - 5.6%
DaVita HealthCare Partners, Inc.*	4,841	$306,774
Laboratory Corporation of America Holdings*	3,118	284,892
Endo Health Solutions, Inc.*	3,975	268,153
CR Bard, Inc.	1,985	265,871
AmerisourceBergen Corp. — Class A	3,514	247,070
HCA Holdings, Inc.*	4,858	231,775
Aetna, Inc.	3,117	213,795
Quest Diagnostics, Inc.	3,837	205,433
Universal Health Services, Inc. — Class B	2,487	202,094
Cigna Corp.	2,236	195,605
Actavis plc*	1,063	178,584
St. Jude Medical, Inc.	2,865	177,487
Becton Dickinson and Co.	1,538	169,934
Pharmacyclics, Inc.*	1,454	153,804
Henry Schein, Inc.*	1,209	138,140
Zoetis, Inc.	4,053	132,493
Mylan, Inc.*	3,047	132,240
BioMarin Pharmaceutical, Inc.*	1,687	118,545
Cerner Corp.*	1,941	108,191
Hologic, Inc.*	4,478	100,083
Alexion Pharmaceuticals, Inc.*	727	96,735
Zimmer Holdings, Inc.	1,003	93,470
Catamaran Corp.*	1,588	75,398
Vertex Pharmaceuticals, Inc.*	960	71,328
Edwards Lifesciences Corp.*	1,025	67,404
Tenet Healthcare Corp.*	1,598	67,308
Varian Medical Systems, Inc.*	860	66,813
Mettler-Toledo International, Inc.*	266	64,529
Waters Corp.*	618	61,800
Myriad Genetics, Inc.*	2,943	61,744
ResMed, Inc.	1,214	57,155
Total Health Care		4,614,647
Industrials - 5.6%
Ingersoll-Rand plc	5,254	323,646
Delta Air Lines, Inc.	8,565	235,280
Fluor Corp.	2,841	228,104
Dover Corp.	2,324	224,359
Waste Management, Inc.	4,992	223,991
United Continental Holdings, Inc.*	5,790	219,035
Avis Budget Group, Inc.*	5,260	212,609
AECOM Technology Corp.*	7,164	210,837
Hertz Global Holdings, Inc.*	7,297	208,840
Cummins, Inc.	1,465	206,521
Stanley Black & Decker, Inc.	2,203	177,760
Waste Connections, Inc.	3,927	171,335
Masco Corp.	7,367	167,747
Southwest Airlines Co.	8,840	166,546
Alaska Air Group, Inc.	2,106	154,517
Nielsen Holdings N.V.	3,160	145,012
Iron Mountain, Inc.	4,033	122,402
Carlisle Companies, Inc.	1,519	120,609
WW Grainger, Inc.	469	119,792
RR Donnelley & Sons Co.	5,105	103,529
United Rentals, Inc.*	1,274	99,308
MRC Global, Inc.*	3,065	98,877
IHS, Inc. — Class A*	791	94,683
Rockwell Automation, Inc.	790	93,346
IDEX Corp.	1,003	74,072
Colfax Corp.*	1,123	71,524
Cintas Corp.	1,165	69,422
TransDigm Group, Inc.	425	68,434
Equifax, Inc.	974	67,294
Rockwell Collins, Inc.	905	66,898
Quanta Services, Inc.*	2,099	66,244
Total Industrials		4,612,573
Consumer Discretionary - 5.4%
Macy's, Inc.	6,024	321,681
Best Buy Company, Inc.	5,762	229,789
Discovery Communications, Inc. — Class A*	2,347	212,216
The Gap, Inc.	5,066	197,979
Coach, Inc.	3,361	188,653
Bed Bath & Beyond, Inc.*	2,339	187,822
Charter Communications, Inc. — Class A*	1,346	184,078
Whirlpool Corp.	1,115	174,899
DISH Network Corp. — Class A*	2,942	170,401
Genuine Parts Co.	2,002	166,546
Delphi Automotive plc	2,698	162,231
Liberty Interactive Corp. — Class A*	5,352	157,081
Harley-Davidson, Inc.	2,237	154,890
Omnicom Group, Inc.	2,037	151,491
Interpublic Group of Companies, Inc.	8,021	141,972
Nordstrom, Inc.	2,293	141,707
Expedia, Inc.	2,033	141,619
Dollar General Corp.*	2,078	125,345
Wynn Resorts Ltd.	606	117,691
Mattel, Inc.	2,292	109,053
VF Corp.	1,740	108,472
Netflix, Inc.*	269	99,038
O'Reilly Automotive, Inc.*	712	91,642
Service Corporation International	5,046	91,484
International Game Technology	4,698	85,316
Ross Stores, Inc.	1,018	76,279
Wyndham Worldwide Corp.	963	70,963
Marriott International, Inc. — Class A	1,424	70,289
Darden Restaurants, Inc.	1,235	67,147
Starwood Hotels & Resorts Worldwide, Inc.	837	66,500
L Brands, Inc.	1,072	66,303
AutoNation, Inc.*	1,273	63,255
Total Consumer Discretionary		4,393,832
Information Technology - 4.9%
Symantec Corp.	12,929	304,866
NetApp, Inc.	7,163	294,686
SanDisk Corp.	3,942	278,069
Vantiv, Inc. — Class A*	7,199	234,758
Western Union Co.	11,939	205,948
ARRIS Group, Inc.*	6,556	159,737
Intuit, Inc.	2,046	156,150
Alliance Data Systems Corp.*	560	147,241

StylePlus Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 25.2% (continued)
Information Technology - 4.9% (continued)
LinkedIn Corp. — Class A*	625	$135,519
Teradata Corp.*	2,833	128,873
Fidelity National Information Services, Inc.	2,343	125,772
Harris Corp.	1,666	116,303
FLIR Systems, Inc.	3,811	114,711
Broadcom Corp. — Class A	3,818	113,203
ON Semiconductor Corp.*	13,344	109,954
F5 Networks, Inc.*	1,200	109,032
Maxim Integrated Products, Inc.	3,616	100,923
Motorola Solutions, Inc.	1,467	99,023
DST Systems, Inc.	1,014	92,010
Rovi Corp.*	4,234	83,367
Applied Materials, Inc.	4,439	78,526
IAC/InterActiveCorp	1,126	77,345
Atmel Corp.*	9,497	74,362
Citrix Systems, Inc.*	1,166	73,750
Skyworks Solutions, Inc.*	2,552	72,885
Altera Corp.	2,201	71,599
j2 Global, Inc.	1,418	70,914
Equinix, Inc.*	385	68,318
Xilinx, Inc.	1,478	67,870
Lam Research Corp.*	1,197	65,177
NeuStar, Inc. — Class A*	1,287	64,170
Take-Two Interactive Software, Inc.*	3,694	64,165
Booz Allen Hamilton Holding Corp.	3,190	61,089
Total Information Technology		4,020,315
Consumer Staples - 1.8%
Lorillard, Inc.	4,469	226,489
Campbell Soup Co.	4,953	214,366
ConAgra Foods, Inc.	5,622	189,461
JM Smucker Co.	1,532	158,746
Whole Foods Market, Inc.	2,648	153,133
Kroger Co.	3,854	152,349
Coca-Cola Enterprises, Inc.	2,854	125,947
Hershey Co.	1,111	108,023
Dr Pepper Snapple Group, Inc.	2,045	99,632
Kellogg Co.	1,308	79,880
Total Consumer Staples		1,508,026
Energy - 1.6%
Baker Hughes, Inc.	4,092	226,124
Pioneer Natural Resources Co.	1,217	224,014
Noble Energy, Inc.	2,310	157,334
Equities Corp.	1,581	141,942
Cameron International Corp.*	1,994	118,703
Southwestern Energy Co.*	2,962	116,495
Seadrill Ltd.	2,252	92,512
Concho Resources, Inc.*	708	76,464
SM Energy Co.	802	66,654
Kosmos Energy Ltd.*	5,807	64,922
Total Energy		1,285,164
Telecommunication Services - 0.1%
Crown Castle International Corp.*	1,201	88,189

Financials - 0.1%
Progressive Corp.	3,184	86,828

Materials - 0.1%
Eastman Chemical Co.	1,062	85,703

Total Common Stocks
(Cost $19,094,828)		20,695,277

EXCHANGE TRADED FUNDS†,[4] - 5.9%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	60,500	1,634,710
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	60,400	1,617,512
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	60,500	1,613,535
Total Exchange Traded Funds
(Cost $4,856,383)		4,865,757

MUTUAL FUNDS†,[5] - 3.4%
Floating Rate Strategies Fund Institutional Class	52,442	1,402,837
Macro Opportunities Fund Institutional Class	50,912	1,361,396
Total Mutual Funds
(Cost $2,832,598)		2,764,233

SHORT TERM INVESTMENTS† - 8.0%
Dreyfus Treasury Prime Cash Management Fund	6,585,070	6,585,070
Total Short Term Investments
(Cost $6,585,070)		6,585,070

	Face Amount
ASSET BACKED SECURITIES†† - 25.2%
Duane Street CLO IV Ltd.
2007-4A, 0.47% due 11/14/21[1,2]	$1,068,792	1,047,630
HSI Asset Securitization Corporation Trust
2007-WF1, 0.33% due 05/25/37[1]	1,101,562	1,011,851
JP Morgan Mortgage Acquisition Trust
2006-CH2, 0.26% due 10/25/36[1]	931,701	914,798
Garrison Funding 2013-2 Ltd.
2013-2A, 2.13% due 09/25/23[1,2]	830,000	826,680
N-Star REL CDO VIII Ltd.
2006-8A, 0.46% due 02/01/41[1,2]	901,489	821,708
Argent Securities Incorporated Asset-Backed
Pass-Through Certificates Series
2005-W3, 0.50% due 11/25/35[1]	814,770	763,580
JP Morgan Mortgage Acquisition Trust
2007-CH3, 0.31% due 03/25/37[1]	768,689	731,368
Brentwood CLO Corp.
2006-1A, 0.51% due 02/01/22[1,2]	518,895	507,999
2006-1A, 1.06% due 02/01/22[1,2]	250,000	221,575
NewStar Commercial Loan Trust 2006-1
2006-1A, 0.63% due 03/30/22[1,2]	400,000	390,360

StylePlus Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 25.2% (continued)
2006-1A, 0.52% due 03/30/22[1,2]	$284,398	$280,132
Foothill CLO Ltd.
2007-1A, 0.48% due 02/22/21[1,2]	656,606	643,803
Salus CLO 2012-1 Ltd.
2013-1AN, 2.49% due 03/05/21[1,2]	600,000	600,000
Cerberus Onshore II CLO LLC
2014-1A, 2.94% due 10/15/23[1,2]	350,000	346,920
2014-1A, 2.24% due 10/15/23[1,2]	250,000	250,200
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due 10/29/21[1,2]	600,000	594,180
Cornerstone CLO Ltd.
2007-1A, 0.46% due 07/15/21[1,2]	600,000	585,000
Aegis Asset Backed Securities Trust
2005-3, 0.63% due 08/25/35[1]	600,000	570,989
Lehman XS Trust
2007-9, 0.28% due 06/25/37[1]	633,178	549,907
Central Park CLO Ltd.
2011-1A, 3.44% due 07/23/22[1,2]	550,000	531,740
TICC CLO LLC
2011-1A, 2.49% due 07/25/21[1,2]	500,000	497,700
Symphony CLO VII Ltd.
2011-7A, 3.44% due 07/28/21[1,2]	500,000	495,800
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.15% due 06/20/17[1,2]	500,000	481,200
Goldman Sachs Asset Management CLO plc
2007-1A, 2.99% due 08/01/22[1,2]	500,000	479,550
Newcastle CDO Ltd.
2007-9A, 0.42% due 05/25/52	483,219	471,911
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.49% due 05/15/21[1,2]	500,000	470,800
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
2006-3, 0.31% due 01/25/37[1]	511,387	462,607
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.54% due 09/30/22[1,2]	500,000	459,200
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[1,2]	461,385	444,960
Popular ABS Mortgage Pass-Through Trust
2005-A, 0.59% due 06/25/35[1]	431,620	411,137
FM Leveraged Capital Fund II
2006-2A, 1.84% due 11/15/20[1,2]	400,000	395,120
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.62% due 04/17/21[1,2]	400,000	370,600
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.63% due 04/29/19[1,2]	400,000	364,960
GreenPoint Mortgage Funding Trust
2005-HE4, 0.87% due 07/25/30[1]	400,000	356,035
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.54% due 12/20/18[1,2]	351,411	347,405
Northwoods Capital VII Ltd.
2006-7A, 1.79% due 10/22/21[1,2]	340,000	319,668
California Republic Auto Receivables Trust
2013-2, 1.23% due 03/15/19	300,000	299,775
Riverside Park CLO Ltd.
2011-1A, 3.00% due 09/27/21[1,2]	250,000	250,000
DIVCORE CLO Ltd.
2013-1A B, 4.10% due 11/15/32	250,000	249,250
Race Point IV CLO Ltd.
2007-4A, 0.99% due 08/01/21[1,2]	250,000	235,250
Golub Capital Partners Fundings Ltd.
2007-1A, 0.49% due 03/15/22[1,2]	239,316	235,080
ACS 2007-1 Pass Through Trust
2007-1A, 0.48% due 06/14/37[1,2]	206,440	191,989
Accredited Mortgage Loan Trust
2007-1, 0.29% due 02/25/37[1]	166,686	154,058
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.45% due 03/25/38[1,2]	62,967	62,098
Total Asset Backed Securities
(Cost $20,739,497)		20,696,573

CORPORATE BONDS†† - 8.6%
Financials - 3.6%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
8.00% due 01/15/18	420,000	436,800
7.75% due 01/15/16	220,000	224,400
Ford Motor Credit Company LLC
7.00% due 04/15/15	570,000	613,529
Citigroup, Inc.
1.20% due 07/25/16[1]	530,000	535,508
International Lease Finance Corp.
2.19% due 06/15/16[1]	380,000	381,900
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	230,000	234,025

StylePlus Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
CORPORATE BONDS†† - 8.6% (continued)
Financials - 3.6% (continued)
Mack-Cali Realty, LP
5.13% due 02/15/14	$230,000	$231,014
WEA Finance LLC / WT Finance Aust Pty Ltd.
5.75% due 09/02/15[2]	160,000	172,580
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	133,000	134,786
Total Financials		2,964,542
Materials - 1.9%
Glencore Funding LLC
1.40% due 05/27/16[1,2]	780,000	776,350
Rio Tinto Finance USA plc
1.08% due 06/17/16[1]	540,000	543,832
Anglo American Capital plc
9.38% due 04/08/14[2]	240,000	245,320
Total Materials		1,565,502
Telecommunication Services - 1.2%
Level 3 Financing, Inc.
3.85% due 01/15/18[1,2]	600,000	603,750
WPP Finance UK
8.00% due 09/15/14	400,000	419,904
Total Telecommunication Services		1,023,654
Energy - 1.1%
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/16[2]	656,590	697,627
Petroleos Mexicanos
2.27% due 07/18/18[1]	230,000	236,900
Total Energy		934,527
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19[2]	200,000	214,750
Consumer Discretionary - 0.2%
Vail Resorts, Inc.
6.50% due 05/01/19	100,000	106,000
Sabre, Inc.
8.50% due 05/15/19[2]	90,000	99,900
Total Consumer Discretionary		205,900
Information Technology - 0.2%
iGATE Corp.
9.00% due 05/01/16	120,000	127,500
Industrials - 0.1%
Victor Technologies Group, Inc.
9.00% due 12/15/17	50,000	53,500
Total Corporate Bonds
(Cost $7,078,907)		7,089,875

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.7%
Boca Hotel Portfolio Trust
2013-BOCA,3.22% due 08/15/26[1,2]	650,000	650,778
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1,3.02% due 12/15/28[1,2]	600,000	600,480
Hilton USA Trust
2013-HLF,2.92% due 11/05/30[1,2]	600,000	600,043
SRERS-2011 Funding Ltd.
2011-RS,0.42% due 05/09/46[1,2]	564,661	511,809
Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8
2007-WHL8,0.25% due 06/15/20[1,2]	495,901	490,891
COMM 2007-FL14 Mortgage Trust
2007-FL14,0.92% due 06/15/22[1,2]	449,942	444,079
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,6.13% due 09/10/47[1,2]	358,400	369,724
HarborView Mortgage Loan Trust
2006-12,0.36% due 01/19/38[1]	434,485	353,237
GCCFC Commercial Mortgage Trust
2006-FL4A C, 0.40% due 11/05/21	350,000	344,828
Banc of America Large Loan Trust
2007-BMB1,1.27% due 08/15/29[1,2]	330,000	327,418
Total Collateralized Mortgage Obligations
(Cost $4,664,207)		4,693,287

SENIOR FLOATING RATE INTERESTS††,1 - 3.8%
Financials - 1.1%
National Financial Partners
5.25% due 07/01/20	527,350	532,186
Knight/Getco
5.75% due 11/30/17	219,626	219,901
First Data Corp.
4.16% due 03/23/18	100,000	100,069
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	99,248	99,124
Total Financials		951,280
Industrials - 1.1%
Travelport Holdings Ltd.
6.25% due 06/26/19	646,750	662,382
Thermasys Corp.
5.26% due 05/03/19	268,313	263,840
Total Industrials		926,222
Energy - 0.6%
Ocean Rig ASA
5.50% due 07/15/16	249,375	252,597
Pacific Drilling
4.50% due 05/18/18	218,900	221,227
Total Energy		473,824
Consumer Discretionary - 0.5%
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	222,241	223,769
Sears Holdings Corp.
5.50% due 06/30/18	100,000	100,549

StylePlus Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1 - 3.8% (continued)
Consumer Discretionary - 0.5% (continued)
Go Daddy Operating Company LLC
4.00% due 12/16/18	$48,610	$48,620
Total Consumer Discretionary		372,938
Information Technology - 0.4%
Blue Coat Systems, Inc.
4.50% due 05/31/19	309,225	309,902
Health Care - 0.1%
Apria Healthcare Group, Inc.
6.75% due 04/06/20	99,500	99,707
Total Senior Floating Rate Interests
(Cost $3,086,979)		3,133,873

MUNICIPAL BONDS†† - 2.7%
New York - 2.6%
New York City Water & Sewer System Revenue Bonds
0.30% due 06/15/33[1]	1,120,000	1,120,000
City of New York New York General Obligation Unlimited
0.30% due 04/01/35[1]	550,000	550,000
0.30% due 11/01/26[1]	430,000	430,000
Total New York		2,100,000
Michigan - 0.1%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	120,000	121,252
Total Municipal Bonds
(Cost $2,220,000)		2,221,252

U.S. TREASURY BILLS† - 1.8%
U.S. Treasury Bill[6]
due 02/20/14	1,500,000	1,499,954
Total U.S. Treasury Bills
(Cost $1,499,959)		1,499,954

COMMERCIAL PAPER†† - 9.7%
Centrica plc
0.22% due 01/03/14	750,000	749,990
Diageo Capital plc
0.09% due 01/02/14	600,000	599,997
Tesco Treasury Services plc
0.13% due 01/06/14[2]	600,000	599,988
Kellogg Co.
0.12% due 01/08/14	600,000	599,985
Northeast Utilities
0.18% due 01/08/14	600,000	599,979
Kinder Morgan Energy Partners, LP
0.23% due 01/07/14[2]	600,000	599,977
VW Credit, Inc.
0.22% due 01/13/14[2]	600,000	599,956
Ryder System, Inc.
0.20% due 01/15/14	600,000	599,953
FMC Technologies Inc.
0.23% due 01/14/14	600,000	599,950
Potomac Electric Power Co.
0.25% due 01/13/14	600,000	599,950
BAT International Finance
0.25% due 01/13/14	600,000	599,950
Nissan Motor Acceptance
0.30% due 01/13/14	600,000	599,940
CBS Corp.
0.24% due 01/24/14[2]	600,000	599,908
Total Commercial Paper
(Cost $7,949,523)		7,949,523
Total Investments - 100.0%
(Cost $80,607,951)		$82,194,674
Other Assets & Liabilities, net - 0.0%		(22,507)
Total Net Assets - 100.0%		$82,172,167

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $402,270)	3	$13,116

Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. February 2014 Russell MidCap Growth Index Swap, Terminating 02/03/14 [3] (Notional Value $61,099,433)	90,448	$—

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Variable rate security. Rate indicated is rate effective at December 31, 2013.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $23,089,421 (cost $23,105,073), or 28.1% of total net assets.
3	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
4	Investment in a product that pays a management fee to a party related to the advisor.
5	Affiliated funds.
6	Zero coupon rate security.

plc — Public Limited Company

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
PREFERRED STOCKS† - 2.4%
Aspen Insurance Holdings Ltd.
5.95% due[1,2]	80,000	$1,813,600
Wells Fargo & Co.
5.85% due[1,2]	30,000	707,100
Reinsurance Group of America, Inc.
6.20% due 09/15/42[1]	20,000	485,400
Morgan Stanley
7.13% due[1,2]	16,000	418,240
AgriBank FCB
6.88% due[1,2]	2,500	250,625
City National Corp.
6.75%[2,3]	8,000	210,240
Total Preferred Stocks
(Cost $4,100,000)		3,885,205
SHORT TERM INVESTMENTS† - 5.8%
Federated U.S. Treasury Cash Reserve Fund	9,587,665	9,587,665
Total Short Term Investments
(Cost $9,587,665)		9,587,665

	Face Amount
ASSET BACKED SECURITIES†† - 51.6%
Rockwall CDO II Ltd.
2007-1A, 0.79% due 08/01/24[1,3]	$1,900,000	1,630,960
2007-1A, 0.49% due 08/01/24[1,3]	1,740,241	1,609,723
Rockwall CDO Ltd.
2006-1A, 0.74% due 08/01/21[1,3]	2,900,000	2,736,149
2006-1A, 0.89% due 08/01/21[1,3]	200,000	178,180
RAIT CRE CDO I Ltd.
2006-1X, 0.50% due 11/20/46[1]	3,528,018	2,840,054
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.49% due 05/15/21[1,3]	2,900,000	2,730,639
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41[5]	2,884,766	2,622,541
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3]	2,078,125	2,096,412
2013-1, 6.35% due 10/15/38[3]	445,313	448,073
Drug Royalty II Limited Partnership 1
2012-1, 4.24% due 01/15/25[1,3]	2,361,219	2,401,596
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.34% due 01/15/23[1,3]	1,250,000	1,255,625
2012-1A, 0.00% due 01/15/23[3]	1,000,000	932,400
T2 Income Fund CLO Ltd.
2007-1A, 1.74% due 07/15/19[1,3]	1,250,000	1,192,625

2007-1X, 1.74% due 07/15/19[1]	925,000	882,543
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series 2005-W3
0.50% due 11/25/35[1]	2,118,403	1,985,308
Telos CLO Ltd.
2013-3A, 3.24% due 01/17/24[1,3]	2,000,000	1,960,800
ALM VII R Ltd.
2013-7RA, 2.86% due 04/24/24[1,3]	2,000,000	1,941,000
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[3]	1,829,188	1,827,110
CGRBS_13-VNO5
3.70% due 03/15/35	2,100,000	1,799,234
Newstar Trust
2012-2A, 4.49% due 01/20/23[1,3]	1,000,000	1,002,400
2012-2A, 3.49% due 01/20/23[1,3]	750,000	751,725
Westchester CLO Ltd.
2007-1A, 0.68% due 08/01/22[1,3]	1,850,000	1,642,430
West Coast Funding Ltd.
2006-1A, 0.39% due 11/02/41[1,3]	1,610,654	1,553,315
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.43% due 07/09/17	1,560,000	1,472,952
MCF CLO LLC
3.79% due 04/20/23	1,500,000	1,468,500
Turbine Engines Securitization Ltd.
5.13% due 12/13/48[3]	1,500,000	1,466,700
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25†††,3	1,850,000	1,443,000
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3]	1,425,438	1,412,181
Northwoods Capital Ltd.
2006-7X, 1.79% due 10/22/21	1,500,000	1,410,300
Highland Park CDO I Ltd.
2006-1A, 0.57% due 11/25/51[1,3]	1,469,050	1,276,311
Fraser Sullivan CLO VI Ltd.
2011-6A, 4.74% due 11/22/22†,1,3	1,250,000	1,250,739
Structured Asset Securities Corporation Mortgage Loan Trust 2006-OPT1
0.42% due 04/25/36[1]	1,400,000	1,194,283
Marathon CLO II Ltd.
2005-2A, 2.05% due 12/20/19[1,3]	1,000,000	968,700

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 51.6% (continued)
2005-2A, 0.00% due 12/20/19[3]	$250,000	$143,625
N-Star REL CDO VIII Ltd.
2006-8A, 0.53% due 02/01/41[1,3]	1,400,000	1,090,460
Salus CLO 2012-1 Ltd.
2013-1A, 5.74% due 03/05/21[1,3]	750,000	772,875
2013-1AN, 3.99% due 03/05/21[1,3]	300,000	299,970
Telos CLO 2007-2 Ltd.
2007-2A, 2.44% due 04/15/22[1,3]	1,100,000	1,012,660
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due 10/29/21[1,3]	1,000,000	990,300
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.69% due 10/20/25[1,3]	1,000,000	981,700
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.24% due 12/20/18[1,3]	1,036,000	979,124
ACA CLO 2007-1 Ltd.
2007-1A, 1.19% due 06/15/22[1,3]	1,075,000	965,135
CCR, Inc.
2012-CA, 4.75% due 07/10/22[3]	950,000	929,765
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.44% due 11/25/52[1,3]	977,636	925,430
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[3]	1,000,000	913,400
Churchill Financial Cayman Ltd.
2007-1A, 2.84% due 07/10/19[1,3]	1,000,000	906,800
Acis CLO 2013-1 Ltd.
2013-1A, 3.22% due 04/18/24[1,3]	800,000	776,880
Lehman XS Trust 2007-9
2007-9, 0.28% due 06/25/37[1]	866,454	752,504
ARES XII CLO Ltd.
2007-12A, 3.49% due 11/25/20[1,3]	750,000	735,675
Central Park CLO Ltd.
2011-1A, 3.44% due 07/23/22[1,3]	750,000	725,100
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.95% due 09/20/23[1,3]	700,000	692,440
Grayson CLO Ltd.
2006-1A, 0.65% due 11/01/21[1,3]	750,000	679,350
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.49% due 02/01/23[1,3]	650,000	649,935
GSAA Home Equity Trust 2007-7
0.43% due 07/25/37[1]	757,259	642,938
New Century Home Equity Loan Trust 2005-1
0.88% due 03/25/35[1]	733,906	637,290
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.62% due 11/14/33[1,3]	733,309	615,980
Ares XXV CLO Ltd.
2013-3A, 0.00% due 01/17/24[3]	750,000	604,275
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 4.75% due 12/20/24[1,3]	600,000	603,480
Blade Engine Securitization Ltd.
2006-1A, 1.17% due 09/15/41[1]	847,533	579,865
GreenPoint Mortgage Funding Trust 2005-HE4
0.87% due 07/25/30[1]	600,000	534,053
GSC Partners CDO Fund Limited / GSC Partners CDO Fund Corp.
0.00% due 11/20/16*,1,3	1,325	522,130
Genesis Funding Ltd.
2006-1A, 0.41% due 12/19/32[1,3]	572,967	518,535
Pacifica CDO V Corp.
2006-5A, 5.81% due 01/26/20[3]	500,000	508,050
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.74% due 01/15/22[1,3]	250,000	252,250
2011-3A, 6.24% due 01/15/22[1,3]	250,000	251,075
Apidos CDO IX
2012-9A, 3.99% due 07/15/23[1,3]	500,000	502,400
GoldenTree Credit Opportunities 2012-1 Financing Ltd.
2012-1A, 4.24% due 09/15/24[1,3]	500,000	501,200
Cerberus Offshore Levered I, LP
2012-1A, 4.99% due 11/30/18[1,3]	250,000	249,575
2012-1A, 6.24% due 11/30/18[1,3]	250,000	249,550
DIVCORE CLO Ltd. 2013-1A B
4.10% due 11/15/32	500,000	498,500
Garrison Funding 2013-2 Ltd.
2013-2A, 3.73% due 09/25/23[1,3]	500,000	497,550
Newcastle CDO Ltd.
2007-9A, 0.42% due 05/25/52	497,862	486,212
ICE EM CLO
2007-1A, 1.00% due 08/15/22[1,3]	500,000	473,050

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 51.6% (continued)
TCW Global Project Fund III Ltd.
2005-1A, 0.89% due 09/01/17[1,3]	$500,000	$470,200
MC Funding Limited / MC Funding 2006-1 LLC
2006-1A, 1.20% due 12/20/20[1,3]	500,000	468,250
Gleneagles CLO Ltd.
2005-1A, 1.14% due 11/01/17[1,3]	500,000	464,650
Westwood CDO I Ltd.
2007-1A, 0.92% due 03/25/21[1,3]	500,000	459,700
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.54% due 09/30/22[1,3]	500,000	459,200
Copper River CLO Ltd.
2007-1A, 1.04% due 01/20/21[1,3]	500,000	455,850
Golub Capital Partners Fundings Ltd.
2007-1A, 0.99% due 03/15/22[1,3]	500,000	452,900
Northwind Holdings LLC
2007-1A, 1.02% due 12/01/37[1,3]	473,000	428,065
Aerco Ltd.
2000-2A, 0.63% due 07/15/25[1]	705,067	425,719
Golub Capital Partners CLO Ltd.
2013-17A, 3.99% due 11/21/25[1,3]	400,000	398,800
Acis CLO 2013-2 Ltd.
3.47% due 10/14/22[1,3]	375,000	366,975
TICC CLO 2012-1 LLC
2012-1A, 4.99% due 08/25/23[1,3]	350,000	351,645
OFSI Fund Ltd.
2006-1A, 1.10% due 09/20/19[1,3]	370,000	344,063
Airplanes Pass Through Trust
2001-1A, 0.72% due 03/15/19[1]	779,254	342,872
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/14/24[3]	250,000	238,900
WhiteHorse II Ltd.
0.00% due 06/15/17*,1,3	450,000	229,500
Eastland CLO Ltd.
2007-1A, 0.64% due 05/01/22[1,3]	250,000	222,100
Avis Budget Rental Car Funding AESOP LLC
2013-2A, 4.00% due 05/21/18[3]	200,000	210,000
ACS 2006-1 Pass Through Trust
2006-1A, 0.44% due 06/20/31[1,3]	200,923	182,840
Drug Royalty Limited Partnership 1
2012-1, 5.49% due 07/15/24[1,3]	175,000	182,639
Aircraft Certificate Owner Trust 2003
2003-1A, 6.46% due 09/20/22[3,5]	158,166	158,150
Structured Asset Receivables Trust Series 2005-1
2005-1A, 0.74% due 01/21/15[1,3]	157,664	148,867
First Franklin Mortgage Loan Trust 2006-FF1
0.50% due 01/25/36[1]	150,000	129,710
Raspro Trust
2005-1A, 0.65% due 03/23/24[1,3]	113,010	102,839
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21†,3	100,171	97,196
Castle Trust
2003-1AW, 0.92% due 05/15/27[1,3]	66,477	60,494
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.45% due 03/25/38[1,3]	29,658	29,249
BlackRock Senior Income Series
2004-1X, 0.00% due 09/15/16	500,000	250
Total Asset Backed Securities
(Cost $84,324,216)		84,917,217
CORPORATE BONDS†† - 29.3%
Financials - 18.7%
General Electric Capital Corp.
7.13% due 12/15/49[1,2]	1,920,000	2,145,599
5.25% due 06/29/49[1,2]	1,000,000	940,000
EPR Properties
5.25% due 07/15/23	2,250,000	2,198,036
5.75% due 08/15/22	680,000	693,293
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	3,050,000	2,731,275
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/23[3]	2,650,000	2,451,250
JPMorgan Chase & Co.
5.15% due 12/31/49[1,2]	2,625,000	2,355,937
Amtrust Financial Services, Inc.
6.13% due 08/15/23[3]	2,000,000	2,010,000
Bank of America Corp.
5.20% due 12/29/49[1,2]	1,950,000	1,716,000
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	1,840,000	1,628,400
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[3]	1,550,000	1,596,500
Prudential Financial, Inc.
5.63% due 06/15/43[1]	1,200,000	1,175,999
5.88% due 09/15/42[1]	300,000	304,875
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,2]	1,280,000	1,161,600

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
CORPORATE BONDS†† - 29.3% (continued)
Financials - 18.7% (continued)
Credit Suisse AG
6.50% due 08/08/23[3]	$1,000,000	$1,063,750
National Rural Utilities Cooperative Finance Corp.
4.75% due 04/30/43[1]	1,000,000	931,250
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[3]	862,200	823,401
Ironshore Holdings US, Inc.
8.50% due 05/15/20[3]	720,000	817,363
StanCorp Financial Group, Inc.
5.00% due 08/15/22	650,000	638,560
Jefferies Group LLC
6.88% due 04/15/21	550,000	626,467
Kennedy-Wilson, Inc.
8.75% due 04/01/19	500,000	548,750
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	400,000	384,230
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,3]	368,000	380,607
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[3]	210,000	294,489
Allstate Corp.
5.75% due 08/15/53[1]	250,000	251,875
Credit Suisse Group AG
7.50% due 12/11/23[1,2,3]	150,000	158,438
Jackson National Life Insurance Co.
8.15% due 03/15/27[3]	125,000	146,046
MetLife Capital Trust IV
7.88% due 12/15/37[3]	115,000	131,963
National Life Insurance Co.
10.50% due 09/15/39[3]	100,000	131,892
Scottrade Financial Services, Inc.
6.13% due 07/11/21[3]	125,000	123,438
Prosight Global Inc.
7.50% due 11/20/20[5]	100,000	98,510
LCP Dakota Fund
10.00% due 08/17/15[5]	38,400	38,400
Total Financials		30,698,193
Materials - 3.0%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3]	850,000	679,146
4.45% due 11/15/21[3]	625,000	519,903
Barrick Gold Corp.
4.10% due 05/01/23	1,250,000	1,129,863
TPC Group, Inc.
8.75% due 12/15/20[3]	1,000,000	1,062,500
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	875,000	754,687
Alcoa, Inc.
5.40% due 04/15/21	530,000	541,282
5.87% due 02/23/22	100,000	103,216
Xstrata Finance Canada Ltd.
4.95% due 11/15/21[3]	125,000	126,617
Total Materials		4,917,214
Consumer Discretionary - 2.8%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.90% due 01/15/26	1,570,000	1,458,137
Northern Group Housing LLC
6.80% due 08/15/53[3]	1,200,000	1,196,472
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.88% due 11/01/20[3]	350,000	350,000
4.38% due 11/01/18[3]	150,000	153,375
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	300,000	309,000
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20	284,797	297,613
Laureate Education, Inc.
9.25% due 09/01/19[3]	250,000	271,875
INTCOMEX, Inc.
13.25% due 12/15/14	215,000	208,819
GRD Holdings III Corp.
10.75% due 06/01/19[3]	125,000	136,250
Delta Air Lines 2011-1 Class B Pass Through Trust
7.13% due 10/15/14	130,000	132,600
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19[5]	97,112	103,910
Stanadyne Corp.
10.00% due 08/15/14	60,000	58,200
Total Consumer Discretionary		4,676,251
Industrials - 2.7%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[3]	3,106,219	3,009,927
Chicago Bridge & Iron Co.
5.15% due 12/27/22	750,000	704,625
SBM Baleia Azul Sarl
5.50% due 09/15/27	477,550	452,813
Embraer S.A.
5.15% due 06/15/22	200,000	200,000
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.88% due 01/15/17	120,000	126,600
RR Donnelley & Sons Co.
6.50% due 11/15/23	6,000	6,060
Total Industrials		4,500,025
Energy - 1.5%
Reliance Holdings USA, Inc.
5.40% due 02/14/22[3]	550,000	556,238

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
CORPORATE BONDS†† - 29.3% (continued)
Energy - 1.5% (continued)
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	$425,000	$461,125
SESI LLC
7.13% due 12/15/21	400,000	446,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21[3]	350,000	338,625
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20	200,000	217,500
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35% due 06/30/21[3]	208,125	213,328
Bill Barrett Corp.
7.63% due 10/01/19	125,000	134,375
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	110,000	119,900
Total Energy		2,487,091
Consumer Staples - 0.4%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	224,000	245,280
Harbinger Group, Inc.
7.88% due 07/15/19[3]	200,000	214,750
US Foods, Inc.
8.50% due 06/30/19	190,000	208,050
Total Consumer Staples		668,080
Cayman Islands - 0.1%
Government of the Cayman Islands
5.95% due 11/24/19[3]	125,000	138,750
Bahamas - 0.1%
Commonwealth of the Bahamas
6.95% due 11/20/29[3]	110,000	119,900
Total Corporate Bonds
(Cost $49,900,799)		48,205,504
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.2%
Alternative Loan Trust 2003-18CB
2003-18CB,5.25% due 09/25/33	2,318,638	2,373,462
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.40% due 12/15/20[1,3]	1,299,812	1,267,125
2006-FL12,0.46% due 12/15/20[1,3]	909,868	886,790
Boca Hotel Portfolio Trust 2013-BOCA
3.22% due 08/15/26[1,3]	1,700,000	1,702,036
Hilton USA Trust 2013-HLT
4.41% due 11/05/30[3]	1,500,000	1,501,224
BB-UBS Trust 2012-SHOW
4.03% due 11/05/36[1,3]	1,500,000	1,312,373
VNDO 2012-6AVE Mortgage Trust
2012-6AVE,3.34% due 11/15/30[1,3]	1,000,000	865,103
SRERS-2011 Funding Ltd.
2011-RS,0.42% due 05/09/46[1,3]	752,881	682,411
Nomura Resecuritization Trust 2012-1R
0.61% due 08/27/47[1,3]	614,245	565,904
Credit Suisse Mortgage Capital Certificates
2006-TF2A,0.57% due 10/15/21[1,3]	250,000	241,551
Spirit Master Funding LLC
2006-1A,5.76% due 03/20/24[3]	207,419	212,252
BAMLL-DB Trust
2012-OSI,5.81% due 04/13/29[3]	200,000	207,165
Fannie Mae[4]
2013-54,3.00% due 06/25/43	182,623	141,634
Total Collateralized Mortgage Obligations
(Cost $11,880,508)		11,817,396
SENIOR FLOATING RATE INTERESTS††,1 - 8.0%
Telecommunication Services - 1.5%
Avaya, Inc.
4.74% due 10/26/17	1,235,054	1,206,647
Associated Partners, Inc.
6.67% due 12/21/15†††	1,000,000	1,002,501
Light Tower Fiber LLC
4.50% due 04/13/20	398,000	399,369
Total Telecommunication Services		2,608,517
Industrials - 1.5%
Travelport Holdings Ltd.
6.25% due 06/26/19	1,014,900	1,039,430
AABS Ltd.
4.87% due 01/12/38	476,562	477,754
Sabre, Inc.
5.25% due 02/19/19	374,545	377,043
Emerald Expositions
5.50% due 06/12/20	273,625	274,309
CPM Acquisition Corp.
6.25% due 08/29/17	177,750	178,417
10.25% due 03/01/18	70,000	70,525

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,1 - 8.0% (continued)
Industrials - 1.5% (continued)
Thermasys Corp.
5.26% due 05/03/19	$99,375	$97,718
Total Industrials		2,515,196
Health Care - 1.5%
Apria Healthcare Group, Inc.
6.75% due 04/06/20	2,189,000	2,193,553
Patheon, Inc.
7.25% due 12/14/18	286,553	288,464
Total Health Care		2,482,017
Consumer Discretionary - 1.3%
Centaur LLC
5.25% due 02/20/19	1,042,125	1,052,546
Fleetpride Corp.
5.25% due 11/19/19	544,500	537,356
9.25% due 05/15/20	100,000	95,083
Laureate Education, Inc.
5.00% due 06/16/18	217,224	218,176
Capital Automotive LP
6.00% due 04/30/20	100,000	103,000
Navistar, Inc.
5.75% due 08/17/17	62,500	63,340
Container Store, Inc.
4.25% due 04/06/19	36,004	36,049
Total Consumer Discretionary		2,105,550
Information Technology - 1.0%
EIG Investors Corp.
5.00% due 11/09/19	643,512	646,331
SumTotal Systems
6.28% due 11/16/18	655,162	645,335
Deltek, Inc.
5.00% due 10/10/18	198,496	198,992
IPC Systems, Inc.
7.75% due 07/31/17	60,000	60,150
Sophos
6.50% due 05/10/19	39,400	39,400
Aspect Software, Inc.
7.00% due 05/07/16	16,973	17,005
Total Information Technology		1,607,213
Financials - 0.9%
Nuveen Investments, Inc.
4.17% due 05/13/17	750,000	746,407
National Financial Partners
5.25% due 07/01/20	398,000	401,650
American Stock Transfer & Trust
5.75% due 06/26/20	248,750	249,683
First Data Corp.
4.16% due 03/23/18	20,000	20,014
Total Financials		1,417,754
Consumer Staples - 0.3%
Grocery Outlet, Inc.
5.50% due 12/17/18	297,171	297,729
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	150,444	150,444
Total Consumer Staples		448,173
Total Senior Floating Rate Interests
(Cost $13,013,029)		13,184,420
MORTGAGE BACKED SECURITIES†† - 3.9%
Fannie Mae[4]
2013-28,3.00% due 04/25/43	1,374,920	1,077,070
2013-34,3.00% due 04/25/43	703,522	607,568
2013-17,2.50% due 03/25/43	434,199	380,323
Freddie Mac[4]
2013-4184,3.00% due 03/15/43	810,333	666,648
2013-4180,3.00% due 03/15/43	676,507	637,590
2013-4224,3.00% due 07/15/43	301,794	234,952
BBCMS Trust 2013-TYSN
3.71% due 09/05/32[3]	1,500,000	1,352,231
Madison Avenue Trust 2013-650M
4.03% due 10/12/20[1,3]	750,000	729,317
Ginnie Mae
2013-145,2.75% due 09/16/44	598,994	562,036
Total Mortgage Backed Securities
(Cost $6,985,049)		6,389,369
MUNICIPAL BONDS†† - 0.2%
California - 0.1%
County of Sacramento California Revenue Bonds
7.25% due 08/01/25	180,000	181,400
Michigan - 0.1%
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
5.50% due 07/01/22	170,000	168,411
Total Municipal Bonds
(Cost $346,109)		349,811
Total Investments - 108.4%
(Cost $180,137,375)		$178,336,587
Other Assets & Liabilities, net - (8.4)%		(13,893,530)
Total Net Assets - 100.0%		$164,443,057

INTEREST RATE SWAP AGREEMENTS ††

Counterparty	Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Merrill Lynch	Receive	3-Month USD-LIBOR	1.70%	08/29/18	$8,200,000	$70,520	$70,520
Merrill Lynch	Receive	3-Month USD-LIBOR	3.68%	08/29/43	2,000,000	(69,600)	(69,600)
Merrill Lynch	Receive	3-Month USD-LIBOR	3.89%	09/09/43	2,750,000	6,050	6,050
Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	09/26/18	18,000,000	9,000	9,000
Merrill Lynch	Receive	3-Month USD-LIBOR	3.65%	09/26/18	900,000	(39,060)	(39,060)
							$(23,090)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Schedule of Investments (unaudited)

††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2013.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $95,199,144 (cost $94,157,081), or 57.9% of total net assets.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Illiquid security.

plc — Public Limited Company

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 98.0%
Consumer Staples - 17.5%
Altria Group, Inc.	60,000	$2,303,400
Wal-Mart Stores, Inc.	23,100	1,817,739
General Mills, Inc.	36,300	1,811,734
Kimberly-Clark Corp.	14,200	1,483,332
Dr Pepper Snapple Group, Inc.	16,700	813,624
Campbell Soup Co.	18,200	787,696
Safeway, Inc.	19,800	644,886
Metcash Ltd.	223,200	629,827
Woolworths Ltd.	17,800	538,045
Lawson, Inc.	7,100	530,671
PepsiCo, Inc.	4,600	381,524
Lorillard, Inc.	7,400	375,032
Tyson Foods, Inc. — Class A	11,200	374,752
Hershey Co.	2,700	262,521
Costco Wholesale Corp.	1,700	202,317
Kellogg Co.	3,000	183,210
Total Consumer Staples		13,140,310
Telecommunication Services - 13.7%
Deutsche Telekom AG	142,000	2,428,369
Telstra Corporation Ltd.	297,300	1,393,780
Elisa Oyj	29,600	784,338
Belgacom S.A.	26,212	775,523
Frontier Communications Corp.	166,700	775,155
NTT DOCOMO, Inc.	45,100	738,853
Bezeq The Israeli Telecommunication Corporation Ltd.	435,800	738,655
BCE, Inc.	14,700	636,573
Telecom Corporation of New Zealand Ltd.	335,200	635,470
Windstream Holdings, Inc.	75,500	602,490
BT Group plc	61,100	383,892
Telenor ASA	12,300	293,270
AT&T, Inc.	5,100	179,316
Total Telecommunication Services		10,365,684
Industrials - 13.0%
Lockheed Martin Corp.	16,800	2,497,488
Sumitomo Corp.	79,900	1,002,402
Bouygues S.A.	19,800	746,944
Hopewell Holdings Ltd.	202,200	684,495
Raytheon Co.	7,100	643,970
L-3 Communications Holdings, Inc.	6,000	641,160
ITOCHU Corp.	48,900	603,268
ANA Holdings, Inc.	297,600	593,532
Northrop Grumman Corp.	5,000	573,050
ALS Ltd.	72,400	569,580
Adecco S.A.	6,100	482,754
Mitsui & Company Ltd.	18,200	253,222
NWS Holdings Ltd.	130,500	198,924
Sojitz Corp.	100,500	178,484
AP Moeller - Maersk A/S — Class B	8	86,826
Auckland International Airport Ltd.	13,537	39,302
AP Moeller - Maersk A/S — Class A	3	30,928
TNT Express N.V.	35	325
Total Industrials		9,826,654
Consumer Discretionary - 12.1%
McDonald's Corp.	11,900	1,154,657
Target Corp.	15,900	1,005,993
Darden Restaurants, Inc.	15,900	864,483
Shaw Communications, Inc. — Class B	32,500	790,892
Kohl's Corp.	13,700	777,475
Sankyo Company Ltd.	16,400	755,401
Family Dollar Stores, Inc.	9,900	643,203
Gildan Activewear, Inc.	10,100	538,255
Singapore Press Holdings Ltd.	156,600	511,266
Magna International, Inc.	5,900	483,775
Garmin Ltd.	10,300	476,066
Li & Fung Ltd.	256,400	330,657
Tatts Group Ltd.	101,700	281,529
Sharp Corp.*	50,600	160,505
McDonald's Holdings Company Japan Ltd.	5,800	148,009
TJX Companies, Inc.	2,000	127,460
ProSiebenSat.1 Media AG	1,983	98,216
Total Consumer Discretionary		9,147,842
Financials - 11.9%
Banco Santander S.A.	112,900	1,010,563
ICAP plc	112,500	841,165
Hannover Rueck SE	9,400	806,730
Bendigo and Adelaide Bank Ltd.	72,000	755,458
Annaly Capital Management, Inc.	75,300	750,741
Insurance Australia Group Ltd.	137,800	716,163
American Capital Agency Corp.	36,100	696,369
Stockland	194,900	628,289
CFS Retail Property Trust Group	354,700	616,057
Intact Financial Corp.	8,500	555,091
T&D Holdings, Inc.	34,300	478,529
National Australia Bank Ltd.	15,200	472,756
Progressive Corp.	10,100	275,427
RSA Insurance Group plc	179,500	271,546
Zurich Insurance Group AG	400	115,908
Total Financials		8,990,792
Utilities - 10.7%
GDF Suez	71,100	1,672,222
Consolidated Edison, Inc.	14,800	818,144
Entergy Corp.	12,800	809,855
CLP Holdings Ltd.	89,000	703,575
Southern Co.	16,700	686,537
Power Assets Holdings Ltd.	79,100	628,882
TransAlta Corp.	46,700	592,625
Pepco Holdings, Inc.	30,300	579,639
Cheung Kong Infrastructure Holdings Ltd.	88,300	557,408
National Grid plc	32,500	423,843
SP AusNet	280,500	311,848
E.ON SE	15,000	276,845
Total Utilities		8,061,423
Health Care - 10.0%
AstraZeneca plc	30,900	1,829,131
WellPoint, Inc.	14,800	1,367,372
Cardinal Health, Inc.	19,800	1,322,838
Bristol-Myers Squibb Co.	20,100	1,068,315
Eli Lilly & Co.	13,300	678,300
UnitedHealth Group, Inc.	8,700	655,110
Coloplast A/S — Class B	7,600	503,179

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2013

	Shares	Value
COMMON STOCKS† - 98.0% (continued)
Health Care - 10.0% (continued)
Eisai Company Ltd.	4,000	$154,803
Total Health Care		7,579,048
Information Technology - 4.3%
Canon, Inc.	53,600	1,695,123
Apple, Inc.	1,500	841,665
Intel Corp.	14,100	366,036
CGI Group, Inc. — Class A*	10,100	337,919
Total Information Technology		3,240,743
Energy - 4.1%
Seadrill Ltd.	27,800	1,134,981
Exxon Mobil Corp.	8,000	809,600
Canadian Oil Sands Ltd.	38,500	724,152
TonenGeneral Sekiyu K.K.	50,500	462,819
Total Energy		3,131,552
Materials - 0.7%
Agnico Eagle Mines Ltd.	19,800	522,470
Total Common Stocks
(Cost $70,935,905)		74,006,518
SHORT TERM INVESTMENTS† - 1.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund	1,128,349	1,128,349
Total Short Term Investments
(Cost $1,128,349)		1,128,349
Total Investments - 99.5%
(Cost $72,064,254)		$75,134,867
Other Assets & Liabilities, net - 0.5%		344,693
Total Net Assets - 100.0%		$75,479,560

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc — Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period Actual results could differ from these estimates. All time references are based on Eastern Time.

A.  Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Non-U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share ("NAV") as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The senior floating rate interests (loans) in which certain Funds invests in are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

Interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

B. Senior loans in which the Funds invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at December 31, 2013.

C. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Enhanced World Equity Fund	$6,071,453	$–	$–	$–	$–	$6,071,453
Floating Rate Strategies Fund	144,988,058	–	1,136,661,052	–	6,955,625	1,288,604,735
High Yield Fund	7,121,597	–	110,547,593	–	1,438,260	119,107,450
Investment Grade Bond Fund	4,415,126	–	108,510,429	179,815		113,105,370
Large Cap Value Fund	69,703,076	–	–	–	–	69,703,076
Limited Duration Fund	885,170	–	1,631,772	–	–	2,516,942
Macro Opportunities Fund	80,336,547	60,753	907,336,910	4,069,596	19,624,871	1,011,428,677
Mid Cap Value Fund	1,313,496,765	–	7,677,637	–	–	1,321,174,402
Mid Cap Value Institutional Fund	608,036,816	–	4,337,106	–	–	612,373,922
Municipal Income Fund	1,115,313	–	52,073,096	–	–	53,188,409
Small Cap Value Fund	51,268,375	–	294,709	–	–	51,563,084
StylePlus Large Core Fund	86,659,060	–	107,929,915	–	–	194,588,975
StylePlus Mid Growth Fund	36,410,291	13,116	45,784,383	–	–	82,207,790
Total Return Bond Fund	13,472,870	–	162,418,216	85,570	2,445,501	178,422,157
World Equity Income Fund	75,134,867	–	–	–	–	75,134,867
Liabilities
Enhanced World Equity Fund	$–	$48,803	$–	$–	$–	$48,803
Investment Grade Bond Fund	–	–	–	69,990	–	69,990
Macro Opportunities Fund	–	–	–	114,446	–	114,446
Mid Cap Value Fund	–	185,200	–	191,640	–	376,840
Mid Cap Value Institutional Fund	–	82,445	–	87,720	–	170,165
Small Cap Value Fund	–	6,940	–	7,200	–	14,140
Total Return Bond Fund	–	–	–	108,660	–	108,660

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

3. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian takes possession of the underlying collateral. The collateral is in the possession of the Fund's custodian and is evaluated to ensure that its market value exceeds, at a minimum, 100% of the original face amount of the repurchase agreements.

At December 31, 2013, the collateral for the repurchase agreements was as follows.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Limited Duration Bond Fund	Jefferies & Company, Inc.			GCCFC Commercial Mortgage Trust
	2.67%			5.48%
	Due 01/09/14	$ 476,000	$ 476,071	2/10/17	$ 461,000	$ 486,249

				Morgan Stanley Capital I Trust
				5.56%
				2/12/44	150,000	124,286

4. Options Written

Transactions in options written during the period ended December 31, 2013 were as follows:

Written Call Options

	Enhanced World Equity Fund		Macro Opportunities Fund		Mid Cap Value Fund		Mid Cap Value Institutional Fund		Small Cap Value Fund
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at September 30, 2013	370	$34,151	354	$225,834	1,154	$390,056	517	$174,748	107	$31,282
Options Written	1,926	144,682	13,662	231,904	1,597	391,534	731	179,216	60	14,711
Options terminated in closing purchase transactions	(1,729)	(152,423)	–	–	–	–	–	–	–	–
Options expired	–	–	–	–	–	–	–	–	(63)	(16,411)
Options exercised	(106)	(5,772)	–	–	–	–	–	–	–	–
Balance at December 31, 2013	461	$20,638	14,016	$457,738	2,751	$781,590	1,248	$353,964	104	$29,582

Written Put Options

	Enhanced World Equity Fund		Macro Opportunities Fund		Mid Cap Value Fund		Mid Cap Value Institutional Fund		Small Cap Value Fund
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at September 30, 2013	–	$–	1,922	$284,377	–	$–	–	$–	200	$12,811
Options Written	–	–	–	–	1,609	215,880	715	95,933	60	8,050
Options terminated in closing purchase transactions	–	–	–	–	–	–	–	–	–	–
Options expired	–	–	(1,922)	(284,377)	–	–	–	–	(200)	(12,810)
Options exercised	–	–	–	–	–	–	–	–	–	–
Balance at December 31, 2013	–	$–	–	$–	1,609	$215,880	715	$95,933	60	$8,051

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares, or control of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended December 31, 2013 in which the portfolio company is an “affiliated person” are as follows:

Fund	Security	Value 09/30/13	Additions	Reductions	Value 12/31/2013	Shares 12/31/2013	Investment Income
Mid Cap Value Fund
	Common Stock:
	IXYS Corp.	$20,615,574	$-	$-	$27,708,187	2,136,329
	Maxwell Technologies, Inc.	15,481,137	-	-	13,247,625	1,704,971	-
	Total	$36,096,711	$-	$-	$40,955,812	3,841,300	$-

Mid Cap Value Institutional Fund
	Common Stock:
	HydroGen Corp.	$8,860	$-	$-	$1	1,265,700
	Total	$8,860	$-	$-	$1	1,265,700	$-

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

6. Derivative Investments Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund use derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following Funds utilized derivatives for following purposes:

	Futures	Swaps

Fund	Index Exposure
Macro Opportunities Fund	X	X
StylePlus Large Core Fund		X
StylePlus Mid Growth Fund	X	X

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Guggenheim Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date    February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date    February 21, 2014

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date    February 21, 2014

* Print the name and title of each signing officer under his or her signature.